As filed with the Securities and Exchange Commission on February 12, 2021

File No. 333-63972

File No. 811-10429

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27

__________________

Modern Woodmen of America Variable Annuity Account

(Exact Name of Registrant)

__________________

Modern Woodmen of America

(Name of Depositor)

__________________

1701 1st Avenue

Rock Island, Illinois 61201

309-786-6481

(Address and Telephone Number of Principal Executive Office)

__________________

Lester L. Bohnert, Esquire

1701 1st Avenue

Rock Island, Illinois 61201

(Name and Address of Agent for Service of Process)

__________________

Copy to:

Thomas E. Bisset, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

__________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485;

☐  on __________ pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a) of Rule 485;

☐  on __________ pursuant to paragraph (a) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Certificates

MODERN WOODMEN OF AMERICA

Modern Woodmen of America Variable Annuity Account

Supplement Dated ____________, 2021

to the

Prospectus For

Individual Flexible Premium Deferred Variable Annuity Certificate

(Dated May 1, 2020)

This Supplement provides information regarding your individual flexible premium deferred variable annuity certificate (“Certificate”) prospectus.  Please read this Supplement carefully and retain it with your Certificate prospectus for future reference.

The new Investment Options set forth in this Supplement will be available for investment under the Certificates on or about February 25, 2021.

On the cover page of your prospectus, the table of Investment Options is replaced in its entirety with the following table:

American Century Investments

VP Capital Appreciation Fund

VP Mid Cap Value Fund

VP Ultra® Fund

American Funds Insurance Series

American Funds IS Asset Allocation—Class 2

American Funds IS Bond Fund—Class 1

American Funds IS Capital Income Builder—Class 1

American Funds IS Capital World Bond Fund —Class 2

American Funds IS Global Growth and Income Fund —Class 1

American Funds IS Global Small Capitalization Fund —Class 1

American Funds IS Growth Fund —Class 2

American Funds IS Growth-Income Fund —Class 2

American Funds IS Managed Risk Growth Fund—Class P1

American Funds IS Managed Risk Growth-Income Fund —Class P1

American Funds IS New World Fund  — Class 1

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class

BNY Mellon Variable Investment Fund

VIF Appreciation Portfolio—Initial Share Class

VIF Growth & Income Portfolio—Initial Share Class

VIF Opportunistic Small Cap Portfolio—Initial Share Class

Calvert Variable Products, Inc.

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Insurance Series Fund

Federated Hermes Government Money Fund II—Service Share Class

Federated Hermes Managed Volatility Fund II—Primary Shares

Federated Hermes Quality Bond Fund II—Primary Shares

Fidelity® Variable Insurance Products Funds

VIP Balanced Portfolio—Service Class 2

VIP Contrafund PortfolioSM—Initial Class

VIP Energy Portfolio—Service Class 2

VIP Freedom 2015 PortfolioSM—Initial Class

VIP Freedom 2020 PortfolioSM—Initial Class

VIP Freedom 2025 PortfolioSM—Initial Class

VIP Freedom 2030 PortfolioSM—Initial Class

VIP Freedom 2035 PortfolioSM—Initial Class

VIP Freedom 2040 PortfolioSM—Initial Class

VIP Freedom 2045 PortfolioSM—Initial Class

VIP Freedom 2050 PortfolioSM—Initial Class

VIP Freedom 2055 PortfolioSM—Initial Class

VIP Freedom 2060 PortfolioSM—Initial Class

VIP Freedom 2065 PortfolioSM—Initial Class

VIP Growth Portfolio—Initial Class

VIP Growth & Income Portfolio—Initial Class

VIP High Income Portfolio—Service Class 2

VIP Index 500 Portfolio—Initial Class

VIP Mid Cap Portfolio—Service Class 2

VIP Overseas Portfolio—Initial Class

VIP Real Estate Portfolio—Initial Class

VIP Strategic Income Portfolio—Service Class 2

VIP Technology Portfolio—Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth VIP Fund—Class 2

Franklin Income VIP Fund—Class 2

Franklin Rising Dividends VIP Fund—Class 1

Franklin Small Cap Value VIP Fund—Class 2

Franklin Small-Mid Cap Growth VIP Fund—Class 1

Franklin Strategic Income VIP Fund—Class 2

JPMorgan Insurance Trust

Mid Cap Value Portfolio—Class 1

Small Cap Core Portfolio—Class 1

T. Rowe Price Equity Series, Inc.

Equity Income Portfolio

Health Sciences Portfolio

Mid-Cap Growth Portfolio

Moderate Allocation Portfolio

New America Growth Portfolio

T. Rowe Price International Series, Inc.

International Stock Portfolio

On pages 5-6 of your prospectus, the table entitled “Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets)” under “FEE TABLES” is replaced in its entirety with the following:

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)(4)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)(6)	0.10%	1.21%

(4) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(6) For certain Investment Options, certain expenses were reimbursed or fees waived during 2019. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.21%

On page 6 of your prospectus, “Example 1” under “FEE TABLES - Examples” is replaced in its entirety with the following:

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$933	$1,403	$1,868	$3,288

2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$841	$1,307	$1,769	$3,288

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$290	$926	$1,571	$3,288

On page 8 of your prospectus, the existing second paragraph under “SUMMARY OF THE CERTIFICATE – Free-Look Period” is replaced in its entirety with the following paragraph:

For Certificates issued in California, you will receive your Accumulated Value upon your exercise of your right to return the Certificate which may be less than the premiums you paid. However, if you allocated all or a portion of your initial premium payment to the Money Market Subaccount or the Declared Interest Option, upon exercise of your right to return the Certificate, you will receive at least the amount of premium allocated to the Money Market Subaccount or the Declared Interest Option, respectively.

On page 11 of your prospectus, the first sentence in the first paragraph under “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” is replaced in its entirety with the following sentence:

There are currently 61 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option.

On page 14 of your prospectus, in the “American Funds Insurance Series (IS)” section under “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” the following two Portfolios are added to the beginning of the table:

Portfolio	Investment Objective(s) and Principal Investments
American Funds IS Asset Allocation—Class 2	• The Fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Portfolio	Investment Objective(s) and Principal Investments

•                  In seeking to pursue its investment objective, the Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt and money market securities held by the Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

•                  The Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Fund’s investment adviser or unrated but determined to be of equivalent quality by the Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

American Funds IS Bond Fund—Class 1

•                  The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

•                  The Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Fund’s investment adviser or unrated but determined to be of equivalent quality by the Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the Fund’s investment adviser or unrated but determined by the Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the Fund may invest in debt securities of any maturity or duration.

•                  The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Fund’s portfolio, resulting in a higher portfolio turnover rate than Funds that do not employ this investment strategy. The Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

•                  The Fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Fund as disclosed in the Fund’s prospectus and in the Fund’s statement of additional information.

On page 31 of your prospectus, the paragraph following “Fidelity® Variable Insurance Products Funds” under “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” is replaced in its entirety with the following:

Fidelity® Management & Research Company LLC (FMR) (the Adviser) serves as the Fund manager for the Portfolios.  Geode Capital Management, LLC (Geode) serves as sub-adviser for Fidelity® VIP Index 500 Portfolio.  FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for Fidelity® VIP Overseas Portfolio.  FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as the sub-advisers for Fidelity® VIP Strategic Income Portfolio—Service Class 2.  Other investment advisers serve as sub-advisers for Fidelity® VIP Balanced Portfolio—Service Class 2, Fidelity® VIP Contrafund PortfolioSM, Fidelity® VIP Energy Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Growth & Income Portfolio, Fidelity® VIP High Income Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Real Estate Portfolio and Fidelity® VIP Technology Portfolio—Initial Class.

On page 32 of your prospectus, in the “Fidelity® Variable Insurance Products Funds” section under the “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” the following Portfolio is added to the beginning of the table:

Portfolio	Investment Objective(s) and Principal Investments
Fidelity® VIP Balanced Portfolio—Service Class 2

•                This Portfolio seeks income and capital growth consistent with reasonable risk. The Portfolio invests approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral.  The Portfolio invests at least 25% of total assets in fixed-income senior securities. The Portfolio allocates the fund’s assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrial, information technology, materials, real estate, and utilities), using different Fidelity managers.  The Portfolio invests in domestic and foreign issuers, and invests in either “growth” stocks or “value” stocks or both.  The Portfolio invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types of investment disciplines).

On page 32 of your prospectus, in the “Fidelity® Variable Insurance Products Funds” section under “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” the existing information in the table for Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class, Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class, is replaced in its entirety with the following:

Portfolio	Investment Objective(s) and Principal Investments

Fidelity® VIP Freedom 2015
PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020
PortfolioSM—Initial Class
Fidelity® VIP Freedom 2025
PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030
PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035

PortfolioSM—Initial Class

Fidelity® VIP Freedom 2040

PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045

PortfolioSM—Initial Class

Fidelity® VIP Freedom 2050

PortfolioSM—Initial Class

•                These Portfolios seek high total return with a secondary objective of principal preservation as each Portfolio approaches its target date and beyond. The Portfolios invest in a combination of underlying Fidelity® domestic equity funds, international equity funds, bond funds and short-term funds (underlying Fidelity® funds).

•                These Portfolios allocate assets according to a neutral asset allocation strategy that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM, approximately10 to 19 years after the target retirement year.  The Adviser may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

•                These Portfolios buy and sell futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

On page 34 of your prospectus, in the “Fidelity® Variable Insurance Products Funds” section under the “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” the following two Portfolios are added to the end of the table:

Portfolio	Investment Objective(s) and Principal Investments
Fidelity® VIP Strategic Income Portfolio—Service Class 2

•                This Portfolio seeks a high level of current income, and may also seek capital appreciation. The Portfolio invests primarily in debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).  The Portfolio allocates the fund’s assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging markets securities, and foreign developed market securities and uses a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.  The Portfolio potentially invests in equity securities.  The Portfolio invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Fidelity® VIP Technology Portfolio—Initial Class

•                  This Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.  The Portfolio invests in domestic and foreign issuers.

On page 34 of your prospectus, under the “THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS – Investment Options” the following Investment Options are added after the “Fidelity® Variable Insurance Products Funds” section and before the “JP Morgan Insurance Trust” section :

Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. serves as the investment adviser to Franklin Flex Cap Growth VIP Fund—Class 2, Franklin Income VIP Fund—Class 2, Franklin Rising Dividends VIP Fund—Class 1, Franklin Small-Mid Cap Growth VIP Fund—Class 1 and Franklin Strategic Income VIP Fund—Class 2.  Franklin Mutual Advisers, Inc. serves as the investment adviser to Franklin Small Cap Value VIP Fund—Class 2.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Flex Cap Growth VIP Fund—Class 2

•                The Fund seeks capital appreciation.

•                Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are predominantly common stock.

•                The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well established, large-cap companies. At times, a significant to substantial portion of the Fund’s investments may be in small and mid capitalization companies.

•                In evaluating sector (broad industry) weightings in the Fund’s investment portfolio, the investment manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000 Growth Index and the Russell 1000 Growth Index. Consequently, the Fund is likely to have significant positions in particular sectors such as technology and healthcare.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Income VIP Fund—Class 2

•                The Fund seeks to maximize income while maintaining prospects for capital appreciation.

•                Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the investment manager’s analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the investment manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as “junk bonds”), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

•                The Fund may, from time to time, use a variety of equity-related derivatives and complex equity securities, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes, options on equity index futures and equity-linked notes, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may use interest rate-related derivatives, including interest rate swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The Fund also may, from time to time, use currency-related derivatives, such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks, and credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge (protect) against credit risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries or durations.

Franklin Rising Dividends VIP Fund—Class 1

•                The Fund seeks long-term capital appreciation.  Preservation of capital, while not a goal, is also an important consideration.

•                Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, mostly common stocks. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years.

•                Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

•             consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

•             increased dividends substantially (at least 100%) over the last 10 years;

•             reinvested earnings, paying out less than 65% of current earnings in

Portfolio	Investment Objective(s) and Principal Investments

dividends;

•             either long-term debt that is no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations; and

•             attractive prices, either: (1) in the lower half of the stock’s price/earnings ratio range for the past 10 years; or (2) less than price/earnings ratio of the Standard & Poor’s 500 Stock Index.

•                  The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. The Fund may invest in companies of any size, across the entire market spectrum. Although the investment manager searches for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

•                The Fund may invest up to 25% of its total assets in foreign securities.

Franklin Small Cap Value VIP Fund—Class 2

•                The Fund seeks long-term total return.

•                Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell 2000 Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of the most recent reconstitution, the highest market capitalization in the Russell 2000 Index was $5.0 billion.

•                The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund also may invest in real estate investment trusts (REITs).

•                The Fund may invest up to 25% of its total assets in foreign securities.

Franklin Small-Mid Cap Growth VIP Fund—Class 1

•                The Fund seeks long-term capital growth.

•                Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization (small-cap) and mid-capitalization (midcap) companies. For this Fund, small-cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid-cap companies are companies within the market capitalization range of companies in the Russell Midcap Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, predominantly in common stock.

•                The Fund, from time to time, may have significant positions in particular sectors.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Strategic Income VIP Fund—Class 2

•                The Fund seeks a high level of current income.  A secondary goal is long-term capital appreciation.

•                Under normal market conditions, the Fund invests its assets primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

•                The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as “junk bonds”). The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s Investors Service (Moody’s) or CCC by Standard & Poor’s (S&P®) or are unrated securities the Fund’s investment manager determines are of comparable quality.

•                  The Fund may invest a portion of its assets in marketplace loans to consumers and small and mid-sized enterprises or companies (SMEs), which may include loans for individual leases, that may be originated through online lending platforms.

•                  The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.

•                  The Fund may invest a significant portion of its assets in complex fixed income securities, such as collateralized debt obligations (“CDOs”), which are generally a type of asset-backed securities.

•                  For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. The Fund may also enter into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts. These derivative instruments may be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

On page 38 of your prospectus, the existing second paragraph under “DESCRIPTION OF ANNUITY CERTIFICATE – Free-Look Period” is replaced in its entirety with the following paragraph:

For Certificates issued in California, you will receive your Accumulated Value upon your exercise of your right to return the Certificate which may be less than the premiums you paid. However, if you allocated all or a portion of your initial premium payment to the Money Market Subaccount or the Declared Interest Option, upon exercise of your right to return the Certificate, you will receive at least the amount of premium allocated to the Money Market Subaccount or the Declared Interest Option, respectively.

On page 71 of your prospectus, the existing second and third paragraphs under “DISTRIBUTION OF THE CERTIFICATES” are replaced in their entirety with the following two paragraphs:

MWAFS may receive a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Certificate assets allocated to the Investment Option: American Funds IS Asset Allocation—Class 2, American Funds IS Capital World Bond Fund—Class 2, American Funds IS Growth Fund—Class 2 and American Funds IS Growth-Income Fund—Class 2; BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class; Federated Hermes Quality Bond Fund II—Primary Shares; Fidelity® VIP Balanced Portfolio—Service Class 2, Fidelity® VIP Energy Portfolio—Service Class 2, Fidelity® VIP High Income Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Strategic Income Portfolio—Service Class 2; and Franklin Flex Cap Growth VIP Fund—Class 2, Franklin Income VIP Fund—Class 2, Franklin Small Cap Value VIP Fund—Class 2 and Franklin Strategic Income VIP Fund—Class 2. 12b-1

class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to MWAFS for the sale of the Certificates by its registered representatives. The maximum commissions payable will be 4.3% of the premiums paid under a Certificate during the first Certificate Year and 3% of the premiums paid in the second and subsequent Certificate Years.

On page 73 of your prospectus, the following sentence is added at the end of the first paragraph under “FINANCIAL STATEMENTS”:

Additionally, the unaudited statutory-basis financial statements as of September 30, 2020 of the Society and the Account are contained in the Statement of Additional Information.

On page B-1 of “APPENDIX B” to your prospectus, the paragraph under “Calculating Variable Annuity Payments – Hypotethical Rates of Return” is replaced in its entirety with the following paragraph:

The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.56%, 7.11%, 9.56% and 12.00%. Net of all expenses, these constant returns are: -2.11%, 1.45%, 5.00%, 7.45% and 9.89%. The first variable annuity payment for each year reflects the 5% assumed interest rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of .71% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount’s average daily net assets.

On page B-1 of “APPENDIX B” to your prospectus, the fourth bulletpoint under “Calculating Variable Annuity Payments – Assumptions on Which the Hypothetical Supplemental Contract and Certificate are Based” is replaced with the following bulletpoint:

-                   The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.56%, 7.11%, 9.56% and 12.00%

On page B-3 of “APPENDIX B” to your prospectus, the chart under “Initial Monthly Payments for Each Year Shown, Assuming a Constant Rate of Return under Alternative Investment Scenarios” is replaced in its entirety with the following chart:

Contract Year	0.00% Gross -2.11% Net	3.56% Gross 1.45% Net	7.11% Gross 5.00% Net	9.56% Gross 7.45% Net	12.00% Gross 9.89% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	932	966	1,000	1,023	1,047
3	869	934	1,000	1,047	1,095
4	810	902	1,000	1,072	1,146
5	755	871	1,000	1,097	1,200
6	704	842	1,000	1,122	1,256
7	657	814	1,000	1,148	1,314
8	612	786	1,000	1,175	1,375
9	571	759	1,000	1,203	1,439
10	532	734	1,000	1,231	1,506
11	496	709	1,000	1,259	1,576
12	462	685	1,000	1,289	1,650
13	431	662	1,000	1,319	1,727
14	402	639	1,000	1,350	1,807
15	375	618	1,000	1,381	1,891
16	349	597	1,000	1,413	1,979
17	326	577	1,000	1,446	2,072
18	304	557	1,000	1,480	2,168
19	283	538	1,000	1,515	2,269
20	264	520	1,000	1,550	2,375
21	246	503	1,000	1,586	2,485
22	229	486	1,000	1,623	2,601
23	214	469	1,000	1,661	2,722
24	199	453	1,000	1,700	2,849
25	186	438	1,000	1,739	2,982

EXPLANATORY COMMENT

The prospectus for individual flexible premium deferred variable annuity certificates offered by Modern Woodmen of America in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-63972 and 811-10429) filed on April 24, 2020 with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 is incorporated herein by reference.

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

(This page has been left blank intentionally.)

Tear at perforation

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Society at our Administrative Center address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

STATEMENT OF ADDITIONAL INFORMATION

MODERN WOODMEN OF AMERICA

Variable Product Administrative Center:

PO Box 2005

Rock Island, Illinois 61201

1-800-447-9811

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity certificate (the “Certificate”) offered by Modern Woodmen of America (the “Society”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Certificate. The Prospectus for the Certificate is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling our Administrative Center at the address or phone number shown above.

February 12, 2021

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

ADDITIONAL CERTIFICATE PROVISIONS

The Certificate

The Certificate includes the basic Certificate, the application, any endorsement or additional benefit riders, all other attached papers and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Certificate unless it is contained in the application.

Incontestability

We will not contest the Certificate from its Issue Date.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Society may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC, or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Certificate with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

-	net income from the Investment Option attributable to the hypothetical account, and

-	charges and deductions imposed under the Certificate attributable to the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for:

-	the annual administrative charge and

-	the mortality and expense risk charge.

1

For purposes of calculating current yields for a Certificate, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Certificate Year. Current yields and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) X (365/7)

Where:

NCS	=

the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV)) 365/[7] – 1

Where:

NCS	=

the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Investment Option due to the charges and deductions imposed under the Certificate.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return.

The actual yield is affected by:

-	changes in interest rates on money market securities,

-	the average portfolio maturity of the Money Market Investment Option,

-	the quality of portfolio securities held by this Investment Option, and

-	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Certificate for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield is calculated according to the SEC prescribed formula set forth below:

Yield	=	2 X ((((NI – ES)/(U X UV)) + 1)[6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Certificate.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten- year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Certificate charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Certificate value is used. The calculation also assumes surrender of the Certificate at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

3

Investment Option Performance.    Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Certificate.

The actual Subaccount total return information and the Investment Option total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For Investment Option total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns

Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all certificates in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CERTIFICATES

MWA Financial Services, Inc. (“MWAFS”) is responsible for distributing the Certificates pursuant to a distribution agreement with us. MWAFS serves as principal underwriter for the Certificates. MWAFS, an Illinois corporation organized in 2001 and a wholly-owned subsidiary of the Society, is located at 1701 1st Avenue, Rock Island, Illinois.

4

MWAFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

We offer the Certificates to the public on a continuous basis. We anticipate continuing to offer the Certificates, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Certificate. Commissions paid on the Certificate, including other incentives or payments, are not charged directly to the Certificate Holders or the Account.

MWAFS will sell the Certificate through its registered representatives, who must be licensed as insurance agents and appointed by the Society.

MWAFS received sales compensation with respect to the Certificates in the following amounts during the periods indicated.

Fiscal year	Aggregate Amount of Commissions Paid to MWAFS*	Aggregate Amount of Commissions Retained by MWAFS After Payments to its Registered Representatives
2020	$10,160,802	$1,031,912
2019	$9,380,774	$932,121
2018	$10,248,087	$789,358

* Includes sales compensation paid to sales representatives of MWAFS.

MWAFS passes through commissions it receives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

ADMINISTRATIVE SERVICES AGREEMENT

Se2, LLC (“se2”) provides certain administrative services for the Society pursuant to an administrative services agreement between the Society and se2 and billed the Society $883,817, $824,453 and $642,006 for services performed in 2020, 2019 and 2018, respectively. The Society compensates se2 based on the number of Certificates for which se2 provides administrative services and reimburses se2 for certain administrative expenses.

5

LEGAL MATTERS

All matters relating to Illinois law pertaining to the Certificates, including the validity of the Certificates and the Society’s authority to issue the Certificates, have been passed upon by Lester L. Bohnert, Esquire, General Counsel and Director of the Society. Eversheds Sutherland (US) LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Society’s statutory-basis balance sheets as of December 31, 2019 and 2018, and the related statutory-basis statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2019, appearing herein, have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309 as set forth in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Account’s statements of assets and liabilities as of December 31, 2019, and the related statements of operations and changes in net assets for the periods indicated thereon, as disclosed in the financial statements, appearing herein, have also been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Certificate discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Certificate and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Society’s statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Society’s ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities

September 30, 2020

	American Century Investments*			American Funds Insurance Series*

	Capital	Mid Cap		Capital Income	Global	Global Growth	Global Small
	Appreciation	Value	Ultra	Builder	World Bond	and Income	Capitalization
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$15,546,335	$9,753,482	$13,781,853	$8,743,520	$6,178,313	$18,003,526	$11,327,374
Total assets	15,546,335	9,753,482	13,781,853	8,743,520	6,178,313	18,003,526	11,327,374

Liabilities	–	–	–	–	–	–	–
Net assets	$15,546,335	$9,753,482	$13,781,853	$8,743,520	$6,178,313	$18,003,526	$11,327,374

Net assets
Accumulation units	$15,546,335	$9,753,482	$13,781,853	$8,743,520	$6,178,313	$18,003,526	$11,327,374
Contracts in annuitization period	–	–	–	–	–	–	–
Total net assets	$15,546,335	$9,753,482	$13,781,853	$8,743,520	$6,178,313	$18,003,526	$11,327,374

1

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

	American Funds Insurance Series*					BNY Mellon Variable Investment Fund*			BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*

			Managed Risk	Managed Risk			Growth and	Opportunistic	Sustainable
	Growth	Growth-Income	Growth	Growth-Income	New World	Appreciation	Income	Small Cap	U.S. Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$44,390,551	$30,335,714	$4,996,016	$3,902,053	$7,503,721	$7,490,847	$5,421,413	$18,215,059	$3,405,713
Total assets	44,390,551	30,335,714	4,996,016	3,902,053	7,503,721	7,490,847	5,421,413	18,215,059	3,405,713

Liabilities	–	–	–	–	–	–	–	–	–
Net assets	$44,390,551	$30,335,714	$4,996,016	$3,902,053	$7,503,721	$7,490,847	$5,421,413	$18,215,059	$3,405,713

Net assets
Accumulation units	$44,390,551	$30,335,714	$4,996,016	$3,902,053	$7,503,721	$7,490,847	$5,421,413	$18,215,059	$3,405,713
Contracts in annuitization period	–	–	–	–	–	–	–	–	–
Total net assets	$44,390,551	$30,335,714	$4,996,016	$3,902,053	$7,503,721	$7,490,847	$5,421,413	$18,215,059	$3,405,713

2

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

				Federated Hermes
	Calvert Variable Products, Inc.*			Insurance Series Fund*
		Russell 2000
	NASDAQ	Small Cap	S&P MidCap	Quality	Government	Managed
	100 Index	Index	400 Index	Bond Fund	Money	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$66,262,118	$25,241,075	$16,426,247	$30,024,130	$6,193,201	$13,459,284
Total assets	66,262,118	25,241,075	16,426,247	30,024,130	6,193,201	13,459,284

Liabilities	—	—	—	—	—	—
Net assets	$66,262,118	$25,241,075	$16,426,247	$30,024,130	$6,193,201	$13,459,284

Net assets
Accumulation units	$66,262,118	$25,241,075	$16,426,247	$30,024,130	$6,193,201	$13,459,284
Contracts in annuitization period	—	—	—	—	—	—
Total net assets	$66,262,118	$25,241,075	$16,426,247	$30,024,130	$6,193,201	$13,459,284

3

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

	Fidelity® Variable Insurance Products Funds*
			Freedom	Freedom	Freedom	Freedom
	Contrafund	Energy	2015	2020	2025	2030
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$ 65,017,429	$3,638,442	$1,768,647	$7,852,639	$11,768,041	$21,536,521
Total assets	65,017,429	3,638,442	1,768,647	7,852,639	11,768,041	21,536,521

Liabilities	—	—	—	—	—	—
Net assets	$ 65,017,429	$3,638,442	$1,768,647	$7,852,639	$11,768,041	$21,536,521

Net assets
Accumulation units	$ 65,017,429	$3,638,442	$1,768,647	$7,852,639	$11,768,041	$21,536,521
Contracts in annuitization period	—	—	—	—	—	—
Total net assets	$ 65,017,429	$3,638,442	$1,768,647	$7,852,639	$11,768,041	$21,536,521

4

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

	Fidelity® Variable Insurance Products Funds*

	Freedom	Freedom	Freedom	Freedom		Growth	High	Index
	2035	2040	2045	2050	Growth	& Income	Income	500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$9,127,124	$4,630,740	$2,883,383	$4,528,032	$32,253,868	$9,004,096	$31,046,825	$58,913,993
Total assets	9,127,124	4,630,740	2,883,383	4,528,032	32,253,868	9,004,096	31,046,825	58,913,993

Liabilities	–	–	–	–	–	–	–	–
Net assets	$9,127,124	$4,630,740	$2,883,383	$4,528,032	$32,253,868	$9,004,096	$31,046,825	$58,913,993

Net assets
Accumulation units	$9,127,124	$4,630,740	$2,883,383	$4,528,032	$32,253,868	$9,004,096	$31,046,825	$58,913,993
Contracts in annuitization period	–	–	–	–	–	–	–	–
Total net assets	$9,127,124	$4,630,740	$2,883,383	$4,528,032	$32,253,868	$9,004,096	$31,046,825	$58,913,993

5

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

	Fidelity® Variable			JP Morgan
	Insurance Products Funds*			Insurance Trust*

			Real	Mid Cap	Small Cap
	Mid Cap	Overseas	Estate	Value	Core
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$22,894,056	$10,102,887	$17,940,820	$19,890,064	$24,680,953
Total assets	22,894,056	10,102,887	17,940,820	19,890,064	24,680,953

Liabilities	–	–	–	–	–
Net assets	$22,894,056	$10,102,887	$17,940,820	$19,890,064	$24,680,953

Net assets
Accumulation units	$22,894,056	$10,102,887	$17,940,820	$19,890,064	$24,680,953
Contracts in annuitization period	–	–	–	–	–
Total net assets	$22,894,056	$10,102,887	$17,940,820	$19,890,064	$24,680,953

6

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

September 30, 2020

						T. Rowe Price
						International
	T. Rowe Price Equity Series, Inc.*					Series, Inc.*

	Equity	Health	Mid-Cap	Moderate	New America	International
	Income	Sciences	Growth	Allocation Portfolio	Growth	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$14,836,607	$38,116,419	$83,655,378	$39,438,345	$53,022,723	$9,732,117
Total assets	14,836,607	38,116,419	83,655,378	39,438,345	53,022,723	9,732,117

Liabilities	–	–	–	–	–	–
Net assets	$14,836,607	$38,116,419	$83,655,378	$39,438,345	$53,022,723	$9,732,117

Net assets
Accumulation units	$14,836,607	$38,116,419	$83,655,378	$39,438,345	$53,022,723	$9,732,117
Contracts in annuitization period	–	–	–	–	–	–
Total net assets	$14,836,607	$38,116,419	$83,655,378	$39,438,345	$53,022,723	$9,732,117

7

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

	American Century Investments.*						American Funds Insurance Series*
	Capital Appreciation		Mid Cap Value		Ultra		Capital Income Builder		Global World Bond		Global Growth & Income
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,313,725	$1,540,930	$41,429	$1,113,771	$847,842	$666,962	$118,542	$100,232	$47,803	$(16,163)	$349,277	$606,618
Net realized gain (loss) on investments	(58,075)	64,312	(114,475)	29,117	340,163	228,948	54,101	24,544	26,145	5,332	79,627	103,685
Change in unrealized appreciation
(depreciation) of investments	868,343	473,804	(1,543,506)	592,022	1,727,715	190,656	(624,519)	596,648	130,268	277,144	(1,622,785)	1,513,724
Net increase (decrease) in net assets
from operations	2,123,993	2,079,046	(1,616,552)	1,734,910	2,915,720	1,086,566	(451,876)	721,424	204,216	266,313	(1,193,881)	2,224,027

Certificate transactions:
Transfers of net premiums	1,511,690	1,241,932	650,915	586,307	897,437	1,255,549	479,725	622,236	728,665	495,027	2,439,063	2,183,532
Transfers of surrenders and death benefits	(601,097)	(657,689)	(338,966)	(400,787)	(467,990)	(226,851)	(387,608)	(221,826)	(393,418)	(163,370)	(567,217)	(556,715)
Transfers of administrative
and other charges	(4,186)	(3,769)	(2,641)	(2,968)	(2,197)	(1,802)	(1,087)	(943)	(2,092)	(1,925)	(5,566)	(4,929)
Transfers between subaccounts, including
Declared Interest Option account	502,343	(8,234)	(167,140)	(175,567)	855,152	825,031	173,547	286,476	(25,636)	190,035	76,467	(90,622)
Net increase (decrease) in net assets from
certificate transactions	1,408,750	572,240	142,168	6,985	1,282,402	1,851,927	264,577	685,943	307,519	519,767	1,942,747	1,531,266
Total increase (decrease) in net assets	3,532,743	2,651,286	(1,474,384)	1,741,895	4,198,122	2,938,493	(187,299)	1,407,367	511,735	786,080	748,866	3,755,293

Net assets at beginning of fiscal year	12,013,592	8,067,817	11,227,866	8,781,699	9,583,731	5,327,622	8,930,819	6,630,482	5,666,578	4,631,773	17,254,660	11,214,974
Net assets at end of third quarter	$15,546,335	$10,719,103	$9,753,482	$10,523,594	$13,781,853	$8,266,115	$8,743,520	$8,037,849	$6,178,313	$5,417,853	$18,003,526	$14,970,267

8

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	American Funds Insurance Series*
	Global Small		Growth		Growth-Income		Managed Risk Growth		Managed Risk Growth-		New World
	Capitalization Subaccount		Subaccount		Subaccount		Subaccount		Income Subaccount		Subaccount
	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$569,564	$511,096	$637,521	$2,606,637	$605,232	$2,232,868	$190,846	$177,273	$209,974	$2,277	$12,278	$225,180
Net realized gain (loss) on investments	211,259	34,818	878,968	78,770	175,513	18,870	106,601	26,539	100,773	12,427	143,086	131,872
Change in unrealized appreciation
(depreciation) of investments	(333,636)	831,616	7,821,036	215,248	(368,917)	699,297	408,672	3,711	(233,340)	264,633	(35,332)	768,656
Net increase (decrease) in net assets
from operations	447,187	1,377,530	9,337,525	2,900,655	411,828	2,951,035	706,119	207,523	77,407	279,337	120,032	1,125,708

Certificate transactions:
Transfers of net premiums	990,088	1,387,250	3,773,970	4,845,712	2,304,535	2,095,902	630,234	526,869	447,700	152,512	561,473	563,960
Transfers of surrenders and death benefits	(700,749)	(296,227)	(1,549,168)	(1,101,349)	(981,997)	(600,650)	(127,506)	(116,879)	(174,805)	(77,613)	(273,205)	(523,967)
Transfers of administrative
and other charges	(3,870)	(3,704)	(10,010)	(8,320)	(5,466)	(4,907)	(719)	(646)	(754)	(673)	(2,292)	(2,231)
Transfers between subaccounts, including
Declared Interest Option account	(527,472)	35,791	(208,333)	1,939,797	346,689	1,020,633	137,823	29,839	(19,760)	203,926	(1,051,942)	(265,234)
Net increase (decrease) in net assets from
certificate transactions	(242,003)	1,123,110	2,006,459	5,675,840	1,663,761	2,510,978	639,832	439,183	252,381	278,152	(765,966)	(227,472)
Total increase (decrease) in net assets	205,184	2,500,640	11,343,984	8,576,495	2,075,589	5,462,013	1,345,951	646,706	329,788	557,489	(645,934)	898,236

Net assets at beginning of fiscal year	11,122,190	7,445,532	33,046,567	19,827,476	28,260,125	19,853,066	3,650,065	2,229,986	3,572,265	2,637,836	8,149,655	6,605,064
Net assets at end of third quarter	$11,327,374	$9,946,172	$44,390,551	$28,403,971	$30,335,714	$25,315,079	$4,996,016	$2,876,692	$3,902,053	$3,195,325	$7,503,721	$7,503,300

9

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

	BNY Mellon Variable Investment Fund*
	Appreciation		Growth &		International Equity		Opportunistic Small
	Subaccount		Income Subaccount		Subaccount		Cap Subaccount

	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30

	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$567,431	$724,347	$365,540	$561,297	$86,098	$527,381	$(64,265)	$2,877,923
Net realized gain (loss) on investments	(295,050)	(123,006)	(63,263)	(2,742)	(1,106,442)	33,834	(614,048)	221,839
Change in unrealized appreciation (depreciation) of investments	384,687	667,767	(34,156)	243,327	(234,492)	(28,890)	(706,135)	(1,397,621)
Net increase (decrease) in net assets from operations	657,068	1,269,108	268,121	801,882	(1,254,836)	532,325	$(1,384,448)	$1,702,141

Certificate transactions:
Transfers of net premiums	300,980	470,563	162,817	344,804	57,619	260,578	1,452,839	2,475,911
Transfers of surrenders and death benefits	(366,949)	(320,843)	(216,224)	(254,931)	(102,443)	(420,761)	(903,285)	(904,402)
Transfers of administrative and other charges	(1,870)	(1,815)	(1,184)	(1,265)	(929)	(1,988)	(6,928)	(7,874)
Transfers between subaccounts, including Declared Interest Option account	(363,431)	(205,030)	(359,489)	(73,479)	(5,139,975)	(48,468)	(1,121,555)	(14,913)
Net increase (decrease) in net assets from certificate transactions	(431,270)	(57,125)	(414,080)	15,129	(5,185,728)	(210,639)	(578,929)	1,548,722
Total increase (decrease) in net assets	225,798	1,211,983	(145,959)	817,011	(6,440,564)	321,686	$(1,963,377)	$3,250,863

Net assets at beginning of fiscal year	7,265,049	5,420,310	5,567,372	4,448,365	6,440,564	5,763,025	20,178,436	15,378,712
Net assets at end of third quarter	$7,490,847	$6,632,293	$5,421,413	$5,265,376	$-	$6,084,711	$18,215,059	$18,629,575

10

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

	BNY Mellon Sustainable
	U.S. Equity Portfolio, Inc.*		Calvert Variable Products, Inc.*						Federated Hermes Insurance Series*
	Sustainable		NASDAQ 100		Russell 2000 Small Cap		S&P MidCap 400		Quality Bond Fund		Government Money
	U.S. Equity Subaccount		Index Subaccount		Index Subaccount		Index Subaccount		Subaccount		Subaccount
	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30

	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,869	$99,157	$(575,461)	$(409,554)	$(240,535)	$(224,390)	$(166,385)	$(173,917)	$551,056	$407,877	$(42,295)	$3,680
Net realized gain (loss) on investments	(29,384)	(83,268)	2,287,221	714,554	(317,556)	224,766	(114,894)	227,286	(6,740)	(70,060)	–	–
Change in unrealized appreciation (depreciation) of investments	306,296	537,666	13,261,349	6,770,956	(1,682,109)	2,258,369	(1,528,152)	2,323,248	837,628	1,220,065	–	–
Net increase (decrease) in net assets from operations	$311,781	$553,555	$14,973,109	$7,075,956	$(2,240,200)	$2,258,745	(1,809,431)	2,376,617	$1,381,944	$1,557,882	$(42,295)	$3,680

Certificate transactions:
Transfers of net premiums	175,248	248,763	5,945,863	5,015,773	2,779,864	2,971,123	1,453,863	1,578,740	3,059,720	2,145,912	917,359	327,079
Transfers of surrenders and death benefits	(150,328)	(152,757)	(2,285,116)	(1,883,047)	(1,151,177)	(938,821)	(707,019)	(1,079,553)	(1,397,533)	(1,079,417)	(1,112,800)	(171,853)
Transfers of administrative and other charges	(1,044)	(976)	(16,502)	(12,943)	(8,391)	(8,364)	(5,952)	(6,397)	(6,787)	(6,602)	(1,049)	(429)
Transfers between subaccounts, including Declared Interest Option account	(434,030)	(35,378)	(969,058)	691,452	569,291	228,662	(856,994)	(192,334)	318,218	1,811,297	3,981,042	286,201
Net increase (decrease) in net assets from certificate transactions	(410,154)	59,652	2,675,187	3,811,235	2,189,587	2,252,600	(116,102)	300,456	1,973,618	2,871,190	3,784,552	440,998
Total increase (decrease) in net assets	$(98,373)	$613,207	17,648,296	10,887,191	(50,613)	4,511,345	(1,925,533)	2,677,073	$3,355,562	$4,429,072	3,742,257	444,678

Net assets at beginning of fiscal year	3,504,086	2,470,668	48,613,822	31,464,086	25,291,688	17,889,439	18,351,780	14,376,140	26,668,568	20,825,545	2,450,944	1,228,611
Net assets at end of third quarter	$3,405,713	$3,083,875	$66,262,118	$42,351,277	$25,241,075	$22,400,784	$16,426,247	$17,053,213	$30,024,130	$25,254,617	$6,193,201	$1,673,289

11

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

September 30, 2020

	Federated Hermes Insurance Series*		Fidelity Variable Insurance Products Fund*
	Managed Volatility		Contrafund		Energy		Freedom 2015		Freedom 2020
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$220,280	$171,142	$(265,837)	$4,817,037	$(26,158)	$(31,034)	$53,837	$102,650	$347,171	$281,206
Net realized gain (loss) on investments	(108,513)	(29,488)	1,806,941	1,091,815	(1,867,075)	(60,852)	(4,452)	(18,867)	20,798	14,538
Change in unrealized appreciation (depreciation) of investments	(1,550,398)	1,585,797	9,294,295	1,653,251	(578,588)	228,972	15,249	105,792	(67,748)	562,466
Net increase (decrease) in net assets from operations	$(1,438,631)	$1,727,451	10,835,399	7,562,103	(2,471,821)	137,086	64,634	189,575	300,221	858,210

Certificate transactions:
Transfers of net premiums	891,484	606,753	3,698,085	3,567,676	366,485	402,300	47,341	110,311	1,187,365	137,305
Transfers of surrenders and death benefits	(664,874)	(1,137,153)	(2,355,712)	(2,594,267)	(183,079)	(340,844)	(73,108)	(380,681)	(344,722)	(165,477)
Transfers of administrative and other charges	(3,707)	(3,995)	(15,933)	(14,637)	(1,329)	(1,701)	(454)	(468)	(1,311)	(1,430)
Transfers between subaccounts, including Declared Interest Option account	(1,113,758)	(972,326)	(1,753,471)	(581,895)	865,208	(297,049)	83,761	5,351	(882,158)	521,427
Net increase (decrease) in net assets from certificate transactions	(890,855)	(1,506,721)	(427,031)	376,877	1,047,285	(237,294)	57,540	(265,487)	(40,826)	491,825
Total increase (decrease) in net assets	(2,329,486)	220,730	10,408,368	7,938,980	(1,424,536)	(100,208)	122,174	(75,912)	259,395	1,350,035

Net assets at beginning of fiscal year	15,788,770	14,894,759	54,609,061	41,056,724	5,062,978	5,064,519	1,646,473	1,646,153	7,593,244	6,634,632
Net assets at end of third quarter	$13,459,284	$15,115,489	$65,017,429	$48,995,704	$3,638,442	$4,964,311	$1,768,647	$1,570,241	$7,852,639	$7,984,667

12

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Freedom 2025		Freedom 2030		Freedom 2035		Freedom 2040		Freedom 2045		Freedom 2050
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount

	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30

	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$330,894	$147,158	$662,642	$381,509	$225,556	$112,419	$146,056	$86,473	$67,422	$39,164	$117,780	$56,800
Net realized gain (loss) on investments	140,399	139,034	76,080	200,979	57,640	139,591	26,448	88,653	16,540	17,075	60,371	19,381
Change in unrealized appreciation (depreciation) of investments	(56,093)	944,693	29,123	1,760,018	38,873	649,679	(28,276)	399,962	8,015	213,158	(111,202)	473,866
Net increase (decrease) in net assets from operations	415,200	1,230,885	767,845	2,342,506	322,069	901,689	144,228	575,088	91,977	269,397	66,949	550,047

Certificate transactions:
Transfers of net premiums	789,168	1,068,605	1,612,302	1,269,056	990,708	1,294,276	311,958	481,857	412,812	186,523	607,738	332,258
Transfers of surrenders and death benefits	(849,255)	(670,968)	(312,886)	(904,287)	(515,193)	(421,720)	(202,356)	(489,703)	(85,641)	(102,635)	(165,772)	(162,806)
Transfers of administrative and other charges	(3,068)	(3,148)	(8,299)	(8,635)	(2,255)	(2,246)	(2,691)	(2,463)	(2,369)	(2,146)	(5,601)	(5,088)
Transfers between subaccounts, including Declared Interest Option account	(47,241)	18,339	284,919	(13,452)	125,443	4,836	(31,561)	(62,486)	60,698	(5,273)	(452,488)	33,694
Net increase (decrease) in net assets from certificate transactions	(110,396)	412,828	1,576,036	342,682	598,703	875,146	75,350	(72,795)	385,500	76,469	(16,123)	198,058
Total increase (decrease) in net assets	304,804	1,643,713	2,343,881	2,685,188	920,772	1,776,835	219,578	502,293	477,477	345,866	50,826	748,105

Net assets at beginning of fiscal year	11,463,237	8,790,123	19,192,640	15,380,770	8,206,352	5,181,032	4,411,162	3,270,862	2,405,906	1,620,295	4,477,206	3,234,733
Net assets at end of third quarter	$11,768,041	$10,433,836	$21,536,521	$18,065,958	$9,127,124	$6,957,867	$4,630,740	$3,773,155	$2,883,383	$1,966,161	$4,528,032	$3,982,838

13

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Growth		Growth & Income		High Income		Index 500		Mid Cap		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,018,393	$1,017,646	$407,016	$827,678	$(71,994)	$(61,257)	$(201,262)	$250,065	$(194,394)	$2,366,603	$(52,737)	$239,360
Net realized gain (loss) on investments	445,882	140,775	(81,238)	33,562	(563,761)	(261,327)	1,640,428	1,438,327	(432,758)	(23,241)	197,611	273,869
Change in unrealized appreciation (depreciation) of investments	4,032,229	2,183,996	(1,210,546)	403,230	(579,679)	3,125,737	1,108,547	6,026,617	(335,694)	442,599	30,142	837,916
Net increase (decrease) in net assets from operations	6,496,504	3,342,417	(884,768)	1,264,470	(1,215,434)	2,803,153	2,547,713	7,715,009	(962,846)	2,785,961	175,016	1,351,145

Certificate transactions:
Transfers of net premiums	1,996,781	2,756,360	631,382	524,445	3,000,784	2,459,212	4,480,243	4,784,135	1,035,034	1,339,558	414,344	556,038
Transfers of surrenders and death benefits	(1,258,696)	(894,630)	(434,855)	(554,323)	(1,250,937)	(1,387,126)	(1,816,607)	(2,975,417)	(1,047,240)	(1,260,279)	(462,955)	(557,318)
Transfers of administrative and other charges	(6,777)	(6,092)	(2,928)	(3,072)	(9,136)	(8,885)	(15,552)	(14,374)	(8,022)	(9,183)	(3,659)	(3,880)
Transfers between subaccounts, including Declared Interest Option account	(434,224)	748,908	(310,705)	(331,721)	(1,010,172)	(102,244)	(1,230,398)	196,033	(865,284)	(23,713)	(382,621)	(374,094)
Net increase (decrease) in net assets from certificate transactions	297,084	2,604,546	(117,106)	(364,671)	730,539	960,957	1,417,686	1,990,377	(885,512)	46,383	(434,891)	(379,254)
Total increase (decrease) in net assets	6,793,588	5,946,963	(1,001,874)	899,799	(484,895)	3,764,110	3,965,399	9,705,386	(1,848,358)	2,832,344	(259,875)	971,891

Net assets at beginning of fiscal year	25,460,280	16,779,677	10,005,970	8,055,005	31,531,720	25,534,888	54,948,594	39,884,067	24,742,414	20,769,815	10,362,762	8,564,303
Net assets at end of third quarter	$32,253,868	$22,726,640	$9,004,096	$8,954,804	$31,046,825	$29,298,998	$58,913,993	$49,589,453	$22,894,056	$23,602,159	$10,102,887	$9,536,194

14

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable
	Insurance Products Fund*		J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Real Estate		Mid Cap Value		Small Cap Core		Equity Income		Health Sciences

	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount

	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30

	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$701,701	$171,002	$1,353,454	$1,672,475	$1,577,269	$2,787,540	$107,252	$102,157	$(357,885)	$(295,253)
Net realized gain (loss) on investments	(309,278)	73,874	(142,191)	288,000	(562,891)	149,597	(240,571)	430,129	672,290	30,871
Change in unrealized appreciation
(depreciation) of investments	(3,167,997)	4,130,197	(5,290,276)	1,791,471	(5,240,140)	(647,007)	(2,902,284)	1,967,053	4,071,313	1,980,081
Net increase (decrease) in net assets
from operations	(2,775,574)	4,375,073	(4,079,013)	3,751,946	(4,225,762)	2,290,130	(3,035,603)	2,499,339	4,385,718	1,715,699

Certificate transactions:
Transfers of net premiums	678,458	1,265,816	795,175	1,876,443	2,109,632	2,603,439	718,845	583,331	3,030,663	3,215,122
Transfers of surrenders and death benefits	(869,778)	(1,145,239)	(873,515)	(1,405,792)	(1,166,535)	(1,402,410)	(660,262)	(884,775)	(1,669,646)	(1,066,370)
Transfers of administrative
and other charges	(6,000)	(6,961)	(5,886)	(6,874)	(7,827)	(8,628)	(4,032)	(4,416)	(9,226)	(8,589)
Transfers between subaccounts, including
Declared Interest Option account	(325,781)	(717,611)	(618,858)	(1,055,394)	(1,217,388)	423,715	(24,171)	(303,208)	(636,493)	3,214
Net increase (decrease) in net assets from
certificate transactions	(523,101)	(603,995)	(703,084)	(591,617)	(282,118)	1,616,116	30,380	(609,068)	715,298	2,143,377
Total increase (decrease) in net assets	(3,298,675)	3,771,078	(4,782,097)	3,160,329	(4,507,880)	3,906,246	(3,005,223)	1,890,271	5,101,016	3,859,076

Net assets at beginning of fiscal year	21,239,495	17,957,404	24,672,161	20,342,824	29,188,833	21,668,406	17,841,830	14,749,888	33,015,403	23,812,314
Net assets at end of third quarter	$17,940,820	$21,728,482	$19,890,064	$23,503,153	$24,680,953	$25,574,652	$14,836,607	$16,640,159	$38,116,419	$27,671,390

15

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

							T. Rowe Price International
	T. Rowe Price Equity Series, Inc. *						Series, Inc.*
	Mid-Cap Growth		Moderate Allocation Portfolio		New America Growth		International Stock
	Subaccount		Subaccount		Subaccount		Subaccount

	Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30		Nine Months Ended September 30

	2020	2019	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(801,817)	$(693,773)	$(22,206)	$140,401	$(470,702)	$(347,472)	$(97,667)	$(94,614)
Net realized gain (loss) on investments	(246,447)	11,481	(200,398)	(34,415)	1,012,187	162,301	(70,148)	44,750
Change in unrealized appreciation (depreciation) of investments	5,176,539	12,676,579	1,155,600	3,850,207	9,696,131	5,849,603	(22,378)	1,204,152
Net increase (decrease) in net assets from operations	4,128,275	11,994,287	932,996	3,956,193	10,237,616	5,664,432	(190,193)	1,154,288

Certificate transactions:
Transfers of net premiums	7,661,998	7,917,822	3,493,955	2,827,798	3,735,661	4,526,349	491,836	708,282
Transfers of surrenders and death benefits	(3,461,536)	(2,970,808)	(1,696,726)	(1,878,113)	(1,729,777)	(1,558,890)	(427,439)	(533,902)
Transfers of administrative and other charges	(22,746)	(21,483)	(7,808)	(7,951)	(12,026)	(10,124)	(2,439)	(2,521)
Transfers between subaccounts, including Declared Interest Option account	(3,320,288)	1,728,858	(1,180,018)	(156,072)	(29,390)	1,121,482	(284,993)	(1,155)
Net increase (decrease) in net assets from certificate transactions	857,428	6,654,389	609,403	785,662	1,964,468	4,078,817	(223,035)	170,704
Total increase (decrease) in net assets	4,985,703	18,648,676	1,542,399	4,741,855	12,202,084	9,743,249	(413,228)	1,324,992

Net assets at beginning of fiscal year	78,669,675	53,245,105	37,895,946	31,039,201	40,820,639	26,453,832	10,145,345	7,886,665
Net assets at end of third quarter	$83,655,378	$71,893,781	$39,438,345	$35,781,056	$53,022,723	$36,197,081	$9,732,117	$9,211,657

16

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	September 30
	2020	2019
Admitted assets
Cash and short-term investments	$688,517	$319,341
Investments:
Bonds:
Government	1,184,809	1,489,032
Industrial and miscellaneous	12,340,092	12,086,571
	13,524,901	13,575,603

Common stocks:
Unaffiliated companies (cost: 2020 - $389,886;
2019 - $410,329)	883,315	802,655
Affiliated companies (cost: 2020 - $17,025;
2019 - $16,500)	1,923	1,213
	885,238	803,868

Mortgage loans	429,869	468,517
Real estate:
Property occupied by the Society	17,657	17,826
Property held for sale	–	451
	17,657	18,277

Certificateholders’ loans	141,340	148,816
Securities lending reinvested collateral assets	383,136	417,058
Other invested assets	604,868	435,381
Total cash and invested assets	16,675,526	16,186,861

Investment income due and accrued	123,472	128,259
Electronic data processing equipment	2,551	4,033
Receivable from affiliates	555	689
Other assets	7,617	2,883
Separate account assets	964,882	819,331
Total admitted assets	$17,774,603	$17,142,055

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	September 30
	2020	2019
Liabilities and surplus
Liabilities:
Aggregate reserves for certificates and contracts:
Life and annuity	$13,052,405	$12,898,004
Accident and health	1,615	1,841
Certificate and contract claims	42,196	32,336
Other certificateholders’ funds	3,737	3,634
Dividends payable to certificateholders	8,740	7,910
Accrued commissions, general expenses, and taxes	14,677	17,574
Payable for securities lending collateral	383,136	417,058
FHLB advances	622,868	452,844
Other liabilities	88,189	124,355
Liability for employees’ and fieldworkers’ benefits	69,977	67,688
Interest maintenance reserve	24,447	30,343
Asset valuation reserve	363,546	281,744
Separate account liabilities	964,882	819,331
Total liabilities	15,640,415	15,154,662

Surplus:
Appropriated	-	-
Unassigned and other surplus funds	2,134,188	1,987,393
Total surplus	2,134,188	1,987,393

Total liabilities and surplus	$17,774,603	$17,142,055

2

Modern Woodmen of America

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Nine Months Ending September 30
	2020	2019	2018

Income:
Premiums and other considerations:
Life	$194,646	$188,501	$181,776
Annuities	456,669	$541,259	$536,692
Accident and Health	35	42	53
Investment income, net of investment expenses	447,195	455,810	429,680
Amortization of interest maintenance reserve	7,881	9,639	12,154
Other income	11,645	6,930	9,739
Total income	1,118,071	1,202,181	1,170,094

Benefits and expenses:
Benefits:
Life	183,682	182,514	178,263
Annuities	590,842	644,955	600,022
Accident and Health	245	285	363
Increase in aggregate reserves for certificates
and contracts and other certificateholders’
funds	140,681	130,777	117,766
Employees’ and fieldworkers’ benefit plans	6,369	7,847	5,518
Commissions	36,404	40,791	42,699
General insurance expenses	82,514	88,704	92,511
Insurance, taxes, licenses, and fees	5,667	4,790	5,299
Net transfers to separate accounts	18,261	41,171	92,020
	1,064,665	1,141,834	1,134,461
Fraternal, charitable, and benevolent expenses	10,164	14,169	13,214
Total benefits and expenses	1,074,829	1,156,003	1,147,675

Net gain from operations before dividends to
certificateholders and net realized capital gains	43,242	46,178	22,419

Dividends to certificateholders	6,592	6,105	5,416
Net gain from operations before net realized
capital gains	36,650	40,073	17,003

Net realized capital gains	63,650	24,676	100,800
Net income	$100,300	$64,749	$117,803

3

Modern Woodmen of America

Statements of Changes in Surplus – Statutory Basis

(Dollars in Thousands)

	Nine Months Ending September 30
	2020	2019	2018

Surplus, Balance at beginning of year	2,018,309	1,878,929	1,820,288
Net income	100,300	64,749	117,803
Change in net unrealized capital gains	47,353	110,396	16,397
Change in asset valuation reserve	(37,441)	(44,688)	(11,717)
Change in nonadmitted assets	(145)	1,214	(1,086)
Pension/postretirement plan adjustments	5,775	9,300	14,100
Correction of prior year errors	–	(32,657)	(18,300)
Other increases, net	37	150	81
Surplus, Balance at end of year	2,134,188	1,987,393	1,937,566

4

Modern Woodmen of America

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Nine Months Ending September 30
	2020	2019	2018
Operating activities
Premium and annuity considerations	$651,680	$729,924	$718,539
Investment income, net	449,660	454,091	427,782
Miscellaneous income	15,176	6,930	9,738
Total cash provided by operations	1,116,516	1,190,945	1,156,059

Benefit and loss-related payments	(773,727)	(828,719)	(776,570)
Commissions and other expenses paid	(143,357)	(152,082)	(155,805)
Dividends paid to certificateholders	(5,941)	(5,495)	(5,516)
Net transfers to separate accounts	(18,361)	(45,456)	(97,490)
Total cash used in operations	(941,386)	(1,031,752)	(1,035,381)
Net cash provided by operating activities	175,130	159,193	120,678

Investing activities
Proceeds from investments sold or matured:
Bonds	1,418,855	968,665	972,876
Stocks	128,887	92,443	138,250
Mortgage loans	29,012	120,914	42,414
Real Estate	–	–	–
Other invested assets	42,830	67,968	64,562
Miscellaneous proceeds	13,539	72,674	15,977
Total investment proceeds	1,633,123	1,322,664	1,234,079

Cash applied, cost of investments acquired:
Bonds	(1,308,567)	(1,395,849)	(1,287,609)
Stocks	(57,696)	(41,532)	(67,578)
Mortgage loans	–	–	(54,602)
Real estate	(1,341)	(260)	(13)
Other invested assets	(182,622)	(67,446)	(83,958)
Miscellaneous applications	(8,979)	(73,847)	(35,055)
Total investment applications	(1,559,205)	(1,578,934)	(1,528,815)

Net decrease in certificateholders’ loans	6,350	4,016	3,493
Net cash used in investing activities	80,268	(252,254)	(291,243)

Financing and miscellaneous activities
Cash provided:
FHLB advances	54,961	79,750	61,080
Securities lending	3,098	(4,751)	2,828
Other cash provided (used)	11,705	68,675	42,658
Net cash provided by financing and miscellaneous activities	69,764	143,674	106,566

Net increase (decrease) in cash and short-term investments	325,162	50,613	(63,999)
Cash and short-term investments at beginning of year	363,355	268,728	296,316
Cash and short-term investments at end of year	$688,517	$319,341	$232,317

5

FINANCIAL STATEMENTS Modern Woodmen of America Variable Annuity Account Years Ended December 31, 2019 and 2018 With Reports of Independent Registered Public Accounting Firm

i

Modern Woodmen of America Variable Annuity Account

Financial Statements

Years Ended December 31, 2019 and 2018

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 Fax: +1 515 362 7200 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Modern Woodmen of America and Contract Owners of Modern Woodmen of America Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise the Modern Woodmen of America Variable Annuity Account (“Variable Account” or “Account”), as of December 31, 2019, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2001.

/s/ Ernst & Young LLP

Des Moines, IA

April 24, 2020

A member firm of Ernst & Young Global Limited

APPENDIX

Subaccounts comprising Modern Woodmen of America Separate Account

Subaccounts
Capital Appreciation
Mid Cap Value
Ultra
Capital Income Builder
Global Bond
Global Growth and Income
Global Small Capitalization
Growth
Growth-Income
Managed Risk Growth
Managed Risk Growth-Income
New World
NASDAQ 100 Index
Russell 2000 Small Cap Index
S&P MidCap 400 Index
Appreciation
Growth and Income
International Equity
Opportunistic Small Cap
Sustainable U.S. Equity
NASDAQ 100 Index
Russell 2000 Small Cap Index
S&P MidCap 400 Index
Quality Bond
Government Money
Managed Volatility
Contrafund
Energy
Freedom 2015
Freedom 2020
Freedom 2025
Freedom 2030
Freedom 2035
Freedom 2040
Freedom 2045
Freedom 2050
Growth
Growth & Income
High Income
Index 500
Mid-Cap
Overseas
Real Estate
Mid Cap Value
Small Cap Core
Equity Income
Health Sciences
Mid-Cap Growth
New America Growth
International Stock

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2019

	American Century Investments*			American Funds Insurance Series*

	Capital	Mid Cap		Capital Income	Global	Global Growth	Global Small
	Appreciation	Value	Ultra	Builder	Bond	and Income	Capitalization
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$12,013,592	$11,227,866	$9,583,731	$8,930,819	$5,666,578	$17,254,660	$11,122,190
Total assets	12,013,592	11,227,866	9,583,731	8,930,819	5,666,578	17,254,660	11,122,190

Liabilities	—	—	—	—	—	—	—
Net assets	$12,013,592	$11,227,866	$9,583,731	$8,930,819	$5,666,578	$17,254,660	$11,122,190

Net assets
Accumulation units	$12,013,592	$11,227,866	$9,583,731	$8,930,819	$5,666,578	$17,254,660	$11,122,190
Contracts in annuitization period	—	—	—	—	—	—	—
Total net assets	$12,013,592	$11,227,866	$9,583,731	$8,930,819	$5,666,578	$17,254,660	$11,122,190

Investments in shares of mutual funds, at cost	$11,181,463	$11,013,887	$8,347,558	$8,301,863	$5,524,015	$16,052,450	$9,878,579
Shares of mutual funds owned	752,731.35	542,933.55	457,894.48	832,322.41	471,037.22	1,083,835.42	415,007.09

Accumulation units outstanding	365,107.62	387,778.17	287,935.35	773,804.64	540,059.56	1,220,737.58	833,487.19
Accumulation unit value	$32.90	$28.95	$33.28	$11.54	$10.49	$14.13	$13.34

Annuitized units outstanding	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

	American Funds Insurance Series*					BNY Mellon Variable Investment Fund*				BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*

			Managed Risk	Managed Risk			Growth and	International	Opportunistic	Sustainable
	Growth	Growth-Income	Growth	Growth-Income	New World	Appreciation	Income	Equity	Small Cap	U.S. Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$33,046,567	$28,260,125	$3,650,065	$3,572,265	$8,149,655	$7,265,049	$5,567,372	$6,440,564	$20,178,436	$3,504,086
Total assets	33,046,567	28,260,125	3,650,065	3,572,265	8,149,655	7,265,049	5,567,372	6,440,564	20,178,436	3,504,086

Liabilities	—	—	—	—	—	—	—	—	—	—
Net assets	$33,046,567	$28,260,125	$3,650,065	$3,572,265	$8,149,655	$7,265,049	$5,567,372	$6,440,564	$20,178,436	$3,504,086

Net assets
Accumulation units	$33,046,567	$28,260,125	$3,650,065	$3,572,265	$8,149,655	$7,265,049	$5,567,372	$6,440,564	$20,178,436	$3,504,086
Contracts in annuitization period	—	—	—	—	—	—	—	—	—	—
Total net assets	$33,046,567	$28,260,125	$3,650,065	$3,572,265	$8,149,655	$7,265,049	$5,567,372	$6,440,564	$20,178,436	$3,504,086

Investments in shares of mutual funds, at cost	$30,643,578	$26,610,495	$3,383,753	$3,135,167	$7,559,120	$6,958,769	$5,166,287	$6,206,071	$22,855,591	$3,218,882
Shares of mutual funds owned	410,159.70	564,299.62	264,881.35	259,612.25	315,389.12	169,902.93	174,964.54	334,401.02	482,968.79	90,521.47

Accumulation units outstanding	1,920,710.10	1,837,432.16	252,733.86	267,213.37	621,424.73	212,417.50	195,658.23	243,053.69	954,502.18	105,370.51
Accumulation unit value	$17.21	$15.38	$14.44	$13.37	$13.11	$34.20	$28.45	$26.50	$21.14	$33.25

Annuitized units outstanding	—	—	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

3

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

				Federated
	Calvert Variable Products, Inc.*			Insurance Series Fund*
	NASDAQ	Russell 2000 Small Cap	S&P MidCap	Quality	Government	Managed
	100 Index	Index	400 Index	Bond	Money	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$48,613,822	$25,291,688	$18,351,780	$26,668,568	$2,450,944	$15,788,770
Total assets	48,613,822	25,291,688	18,351,780	26,668,568	2,450,944	15,788,770

Liabilities	—	—	—	—	—	—
Net assets	$48,613,822	$25,291,688	$18,351,780	$26,668,568	$2,450,944	$15,788,770

Net assets
Accumulation units	$48,598,636	$25,288,403	$18,351,780	$26,668,568	$2,450,944	$15,788,770
Contracts in annuitization period	15,185	3,285	—	—	—	—
Total net assets	$48,613,821	$25,291,688	$18,351,780	$26,668,568	$2,450,944	$15,788,770

Investments in shares of mutual funds, at cost	$34,434,264	$25,012,436	$17,498,543	$26,102,229	$2,450,944	$14,313,028
Shares of mutual funds owned	564,948.54	312,977.21	164,236.44	2,357,963.53	2,450,943.64	1,397,236.25

Accumulation units outstanding	840,774.92	771,504.39	474,034.43	2,255,753.30	259,647.71	587,457.34
Accumulation unit value	$57.80	$32.78	$38.71	$11.82	$9.44	$26.88

Annuitized units outstanding	262.71	100.21	—	—	—	—
Annuitized unit value	$57.80	$32.78	$—	$—	$—	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

4

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

	Fidelity® Variable Insurance Products Funds*

			Freedom	Freedom	Freedom	Freedom
	Contrafund	Energy	2015	2020	2025	2030
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$54,609,061	$5,062,978	$1,646,473	$7,593,244	$11,463,237	$19,192,640
Total assets	54,609,061	5,062,978	1,646,473	7,593,244	11,463,237	19,192,640

Liabilities	—	—	—	—	—	—
Net assets	$54,609,061	$5,062,978	$1,646,473	$7,593,244	$11,463,237	$19,192,640

Net assets
Accumulation units	$54,609,061	$5,062,978	$1,646,473	$7,593,244	$11,416,305	$19,192,640
Contracts in annuitization period	—	—	—	—	46,932	—
Total net assets	$54,609,061	$5,062,978	$1,646,473	$7,593,244	$11,463,237	$19,192,640

Investments in shares of mutual funds, at cost	$48,230,841	$6,044,594	$1,604,145	$7,165,482	$10,254,014	$16,842,403
Shares of mutual funds owned	1,469,170.32	319,632.47	124,827.36	541,987.43	747,277.53	1,256,062.84

Accumulation units outstanding	1,398,474.58	690,361.41	89,929.29	394,854.67	557,833.95	926,193.65
Accumulation unit value	$39.05	$7.33	$18.31	$19.23	$20.47	$20.72

Annuitized units outstanding	—	—	—	—	2,293.25	—
Annuitized unit value	$—	$—	$—	$—	$20.47	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

5

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

	Fidelity® Variable Insurance Products Funds*

	Freedom	Freedom	Freedom	Freedom		Growth	High	Index
	2035	2040	2045	2050	Growth	&Income	Income	500
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$8,206,352	$4,411,162	$2,405,906	$4,477,206	$25,460,280	$10,005,970	$31,531,720	$54,948,594
Total assets	8,206,352	4,411,162	2,405,906	4,477,206	25,460,280	10,005,970	31,531,720	54,948,594

Liabilities	—	—	—	—	—	—	—	—
Net assets	$8,206,352	$4,411,162	$2,405,906	$4,477,206	$25,460,280	$10,005,970	$31,531,720	$54,948,594

Net assets
Accumulation units	$8,206,352	$4,411,162	$2,405,906	$4,477,206	$25,460,280	$10,005,970	$31,517,039	$54,948,594
Contracts in annuitization period	—	—	—	—	—	—	14,681	—
Total net assets	$8,206,352	$4,411,162	$2,405,906	$4,477,206	$25,460,280	$10,005,970	$31,531,720	$54,948,594

Investments in shares of mutual funds, at cost	$7,562,925	$4,096,119	$2,205,025	$3,922,811	$21,556,933	$9,075,765	$31,903,744	$39,826,205
Shares of mutual funds owned	337,016.50	191,124.86	104,242.01	216,499.34	321,915.29	451,329.27	6,040,559.43	171,526.75

Accumulation units outstanding	607,035.85	325,119.08	177,344.69	330,250.41	566,751.99	334,328.47	1,139,497.34	1,656,029.85
Accumulation unit value	$13.52	$13.57	$13.57	$13.56	$44.92	$29.93	$27.66	$33.18

Annuitized units outstanding	—	—	—	—	—	—	530.78	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$27.66	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

6

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

	Fidelity® Variable			JP Morgan
	Insurance Products Funds*			Insurance Trust*

			Real	Mid Cap	Small Cap
	Mid Cap	Overseas	Estate	Value	Core
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$24,742,414	$10,362,762	$21,239,495	$24,672,161	$29,188,833
Total assets	24,742,414	10,362,762	21,239,495	24,672,161	29,188,833

Liabilities	—	—	—	—	—
Net assets	$24,742,414	$10,362,762	$21,239,495	$24,672,161	$29,188,833

Net assets
Accumulation units	$24,742,414	$10,362,762	$21,231,146	$24,672,161	$29,188,833
Contracts in annuitization period	—	—	8,349	—	—
Total net assets	$24,742,414	$10,362,762	$21,239,495	$24,672,161	$29,188,833

Investments in shares of mutual funds, at cost	$25,428,525	$8,940,878	$20,816,693	$22,834,184	$28,411,770
Shares of mutual funds owned	779,288.62	448,022.55	1,073,243.81	2,089,090.66	1,266,876.44

Accumulation units outstanding	630,491.40	384,941.93	1,303,668.37	577,539.00	695,083.36
Accumulation unit value	$39.24	$26.92	$16.29	$42.72	$38.71

Annuitized units outstanding	—	—	512.64	—	—
Annuitized unit value	$—	$—	$16.29	$—	$—

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

7

Modern Woodmen of America Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2019

						T. Rowe Price
						International
	T. Rowe Price Equity Series, Inc.*					Series, Inc.*

	Equity	Health	Mid-Cap	Moderate	New America	International
	Income	Sciences	Growth	Allocation Portfolio	Growth	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at market	$17,841,830	$33,015,403	$78,669,675	$37,895,946	$40,820,639	$10,145,345
Total assets	17,841,830	33,015,403	78,669,675	37,895,946	40,820,639	10,145,345

Liabilities	—	—	—	—	—	—
Net assets	$17,841,830	$33,015,403	$78,669,675	$37,895,946	$40,820,639	$10,145,345

Net assets
Accumulation units	$17,841,830	$33,015,403	$78,647,415	$37,895,946	$40,820,639	$10,141,686
Contracts in annuitization period	—	—	22,260	—	—	3,659
Total net assets	$17,841,830	$33,015,403	$78,669,675	$37,895,946	$40,820,639	$10,145,345

Investments in shares of mutual funds, at cost	$18,279,929	$27,382,854	$75,923,485	$37,040,124	$36,029,814	$10,030,212
Shares of mutual funds owned	657,642.09	662,693.76	2,724,019.22	1,808,012.70	1,264,579.90	649,509.94

Accumulation units outstanding	660,830.13	2,362,547.30	1,150,291.99	1,375,903.08	752,663.27	463,933.53
Accumulation unit value	$26.99	$13.97	$68.39	$27.54	$54.23	$21.87

Annuitized units outstanding	—	—	325.48	—	—	167.34
Annuitized unit value	$—	$—	$68.39	$—	$—	$21.87

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

8

Modern Woodmen of America Variable Annuity Account

Statements of Operations

Year Ended December 31, 2019

	American Century
	Investments*			American Funds Insurance Series*
				Capital		Global	Global
	Capital	Mid		Income	Global	Growth	Small		Growth-
	Appreciaton	Cap Value	Ultra	Builder	Bond	& Income	Capitalization	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$—	$209,315	$—	$243,615	$82,795	$335,175	$40,342	$219,167	$432,498
Expenses:
Mortality and expense risk	(145,660)	(141,334)	(107,249)	(107,110)	(70,879)	(198,307)	(132,669)	(375,688)	(338,004)
Net investment income (loss)	(145,660)	67,981	(107,249)	136,505	11,916	136,868	(92,327)	(156,521)	94,494

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	88,279	30,330	247,456	49,193	17,414	164,170	50,650	155,801	27,956
Realized gain distributions	1,646,898	1,044,261	742,987	—	—	698,401	599,695	2,819,423	2,406,166
Total realized gain (loss) on investments	1,735,177	1,074,591	990,443	49,193	17,414	862,571	650,345	2,975,224	2,434,122

Change in unrealized appreciation/depreciation of
investments	1,217,787	1,273,278	1,165,243	982,138	264,838	2,591,067	1,840,695	3,830,581	2,630,155
Net increase (decrease) in net assets from operations	$2,807,304	$2,415,850	$2,048,437	$1,167,836	$294,168	$3,590,506	$2,398,713	$6,649,284	5,158,771

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

9

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2019

	American Funds						BNY Mellon Variable
	Insurance Series*			Calvert Variable Products, Inc.*			Investment Fund*
					Russell 2000
	Managed	Managed Risk	New	NASDAQ	Small Cap	S&P MidCap		Growth &
	Risk Growth	Growth-Income	World	100 Index	Index	400 Index	Appreciation	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$39,553	$20,500	$90,043	$218,714	$213,007	$199,937	$77,149	$55,850
Expenses:
Mortality and expense risk	(38,162)	(43,363)	(105,473)	(568,404)	(307,849)	(235,535)	(91,957)	(72,097)
Net investment income (loss)	1,391	(22,863)	(15,430)	(349,690)	(94,842)	(35,598)	(14,808)	(16,247)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	37,164	23,846	176,735	956,362	249,216	270,609	(155,780)	(7,088)
Realized gain distributions	181,523	28,986	286,929	1,056,643	1,759,313	1,198,573	730,831	568,003
Total realized gain (loss) on investments	218,687	52,832	463,664	2,013,005	2,008,529	1,469,182	575,051	560,915

Change in unrealized appreciation/depreciation of
investments	295,806	471,147	1,368,675	10,740,828	2,501,011	2,078,114	1,329,430	674,376
Net increase (decrease) in net assets from operations	$515,884	$501,116	$1,816,909	$12,404,143	$4,414,698	$3,511,698	$1,889,673	$1,219,044

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

10

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2019

	BNY Mellon Variable Investment Fund*		BNY Mellon Sustainable U.S. Equity Portfolio, Inc.*	Federated Insurance Series Fund*

	International	Opportunistic	Sustainable	Quality	Government	Managed
	Equity	Small Cap	U.S. Equity	Bond	Money	Volatility
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$80,911	$—	$35,763	$641,821	$22,385	$334,967
Expenses:
Mortality and expense risk	(86,116)	(255,942)	(40,702)	(325,708)	(19,771)	(217,347)
Net investment income (loss)	(5,205)	(255,942)	(4,939)	316,113	2,614	117,620

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35,817	196,777	(90,003)	(85,526)	—	(37,039)
Realized gain distributions	510,852	3,066,227	92,493	834	—	—
Total realized gain (loss) on investments	546,669	3,263,004	2,490	(84,692)	—	(37,039)

Change in unrealized appreciation/depreciation of
investments	488,896	180,733	804,815	1,491,800	—	2,557,375
Net increase (decrease) in net assets from operations	$1,030,360	$3,187,795	$802,366	$1,723,221	$2,614	$2,637,956

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

11

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2019

	Fidelity® Variable Insurance Products Funds*

			Freedom	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Energy	2015	2020	2025	2030	2035	2040	2045
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$228,494	$93,217	$32,511	$157,086	$217,937	$356,080	$133,309	$71,916	$37,616
Expenses:
Mortality and expense risk	(680,441)	(72,592)	(22,705)	(103,554)	(139,824)	(243,407)	(93,391)	(54,125)	(26,991)
Net investment income (loss)	(451,947)	20,625	9,806	53,532	78,113	112,673	39,918	17,791	10,625

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,277,206	(143,917)	(16,971)	89,878	162,146	311,937	155,191	101,924	29,715
Realized gain distributions	5,272,773	3,462	124,922	386,360	266,061	599,647	190,031	132,751	62,203
Total realized gain (loss) on investments	6,549,979	(140,455)	107,951	476,238	428,207	911,584	345,222	234,675	91,918

Change in unrealized appreciation/depreciation of
investments	6,254,161	554,472	135,072	708,432	1,308,937	2,472,435	1,077,059	647,603	355,461
Net increase (decrease) in net assets from operations	$12,352,193	$434,642	$252,829	$1,238,202	$1,815,257	$3,496,692	$1,462,199	$900,069	$458,004

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

12

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2019

	Fidelity® Variable Insurance Products Funds*

	Freedom 2050	Growth	Growth & Income	High Income	Index 500	Mid-Cap	Overseas	Real Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$71,861	$57,871	$323,772	$1,525,222	$963,495	$159,760	$166,562	$359,389
Expenses:
Mortality and expense risk	(53,357)	(303,533)	(125,858)	(397,652)	(665,443)	(329,183)	(133,105)	(289,506)
Net investment income (loss)	18,504	(245,662)	197,914	1,127,570	298,052	(169,423)	33,457	69,883

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	25,858	221,278	48,357	(306,009)	1,828,435	(41,014)	341,874	92,990
Realized gain distributions	114,644	1,220,695	752,476	—	689,190	2,583,785	340,878	419,046
Total realized gain (loss) on investments	140,502	1,441,973	800,833	(306,009)	2,517,625	2,542,771	682,752	512,036

Change in unrealized appreciation/depreciation of
investments	731,770	4,663,451	1,216,476	2,620,898	9,244,377	2,051,079	1,463,848	3,294,246
Net increase (decrease) in net assets from operations	$890,776	$5,859,762	$2,215,223	$3,442,459	$12,060,054	$4,424,427	$2,180,057	$3,876,165

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

13

Modern Woodmen of America Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2019

								T. Rowe Price
	J.P. Morgan							International
	Insurance Trust*		T. Rowe Price Equity Series, Inc.*					Series, Inc.*
	Mid Cap	Small Cap	Equity	Health	Mid-Cap	New America	Moderate Allocation	International
	Value	Core	Income	Sciences	Growth	Growth	Portfolio	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$371,068	$102,056	$382,263	$—	$100,772	$152,696	$692,104	$224,227
Expenses:
Mortality and expense risk	(322,684)	(359,046)	(229,359)	(402,341)	(955,209)	(481,749)	(487,659)	(128,101)
Net investment income (loss)	48,384	(256,990)	152,904	(402,341)	(854,437)	(329,053)	204,445	96,126

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	330,336	149,654	504,446	90,441	52,812	273,902	(54,326)	57,166
Realized gain distributions	1,540,716	2,947,994	1,051,301	1,380,122	5,466,902	2,607,581	963,798	399,972
Total realized gain (loss) on investments	1,871,052	3,097,648	1,555,747	1,470,563	5,519,714	2,881,483	909,472	457,138

Change in unrealized appreciation/depreciation of
investments	3,106,426	2,273,250	1,881,108	5,763,923	11,900,285	6,859,307	4,577,300	1,539,018
Net increase (decrease) in net assets from operations	$5,025,862	$5,113,908	$3,589,759	$6,832,145	$16,565,562	$9,411,737	$5,691,217	$2,092,282

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

14

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets

	American Century Investments.*						American Funds Insurance Series*
	Capital Appreciation		Mid Cap Value		Ultra		Capital Income Builder		Global Bond		Global Growth & Income
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(145,660)	$(122,810)	$67,981	$2,993	$(107,249)	$(53,474)	$136,505	$120,282	$11,916	$40,543	$136,868	$84,012
Net realized gain (loss) on investments	1,735,177	82,617	1,074,591	786,213	990,443	563,493	49,193	57,582	17,414	13,432	862,571	836,238
Change in unrealized appreciation
(depreciation) of investments	1,217,787	(586,317)	1,273,278	(2,242,686)	1,165,243	(803,045)	982,138	(724,341)	264,838	(166,826)	2,591,067	(2,303,865)
Net increase (decrease) in net assets
from operations	2,807,304	(626,510)	2,415,850	(1,453,480)	2,048,437	(293,026)	1,167,836	(546,477)	294,168	(112,851)	3,590,506	(1,383,615)

Certificate transactions:
Transfers of net premiums	2,032,118	1,213,480	718,730	1,496,709	1,555,132	1,534,961	892,191	1,125,381	778,241	1,623,597	3,335,378	5,044,970
Transfers of surrenders and death benefits	(795,985)	(397,715)	(519,939)	(484,924)	(304,176)	(186,361)	(327,468)	(206,451)	(221,029)	(282,587)	(700,933)	(704,404)
Transfers of administrative
and other charges	(5,009)	(4,426)	(3,797)	(3,957)	(2,359)	(1,905)	(1,491)	(1,386)	(2,455)	(2,002)	(6,729)	(5,405)
Transfers between subaccounts, including
Declared Interest Option account	(92,653)	(48,614)	(164,677)	(313,100)	959,075	825,392	569,269	314,542	185,880	123,252	(178,536)	929,886
Net increase (decrease) in net assets from
certificate transactions	1,138,471	762,725	30,317	694,728	2,207,672	2,172,087	1,132,501	1,232,086	740,637	1,462,260	2,449,180	5,265,047
Total increase (decrease) in net assets	3,945,775	136,215	2,446,167	(758,752)	4,256,109	1,879,061	2,300,337	685,609	1,034,805	1,349,409	6,039,686	3,881,432

Net assets at beginning of period	8,067,817	7,931,602	8,781,699	9,540,451	5,327,622	3,448,561	6,630,482	5,944,873	4,631,773	3,282,364	11,214,974	7,333,542
Net assets at end of period	$12,013,592	$8,067,817	$11,227,866	$8,781,699	$9,583,731	$5,327,622	$8,930,819	$6,630,482	$5,666,578	$4,631,773	$17,254,660	$11,214,974

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

15

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	American Funds Insurance Series*
	Global Small		Growth		Growth-Income		Managed Risk Growth		Managed Risk Growth-		New World
	Capitalization Subaccount		Subaccount		Subaccount		Subaccount		Income Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(92,327)	$(73,272)	$(156,521)	$(155,029)	$94,494	$41,745	$1,391	$(14,062)	$(22,863)	$3,751	$(15,430)	$(13,980)
Net realized gain (loss) on investments	650,345	291,037	2,975,224	1,785,019	2,434,122	1,226,976	218,687	160,997	52,832	180,135	463,664	376,756
Change in unrealized appreciation
(depreciation) of investments	1,840,695	(1,280,227)	3,830,581	(2,607,996)	2,630,155	(2,187,712)	295,806	(216,140)	471,147	(266,602)	1,368,675	(1,568,317)
Net increase (decrease) in net assets
from operations	2,398,713	(1,062,462)	6,649,284	(978,006)	5,158,771	(918,991)	515,884	(69,205)	501,116	(82,716)	1,816,909	(1,205,541)

Certificate transactions:
Transfers of net premiums	1,707,248	2,866,746	5,830,429	7,583,976	2,744,228	5,681,629	939,684	771,436	268,447	408,820	783,462	1,999,364
Transfers of surrenders and death benefits	(432,514)	(608,047)	(1,531,004)	(845,603)	(920,968)	(712,711)	(136,958)	(179,585)	(142,846)	(372,539)	(596,032)	(487,065)
Transfers of administrative
and other charges	(5,053)	(4,295)	(10,935)	(9,188)	(6,839)	(5,919)	(860)	(789)	(838)	(730)	(3,037)	(2,811)
Transfers between subaccounts, including
Declared Interest Option account	8,264	770,050	2,281,317	2,258,341	1,431,867	1,485,726	102,329	255,634	308,551	313,341	(456,711)	839,722
Net increase (decrease) in net assets from
certificate transactions	1,277,945	3,024,454	6,569,807	8,987,526	3,248,288	6,448,725	904,195	846,696	433,314	348,892	(272,318)	2,349,210
Total increase (decrease) in net assets	3,676,658	1,961,992	13,219,091	8,009,520	8,407,059	5,529,734	1,420,079	777,491	934,430	266,176	1,544,591	1,143,669

Net assets at beginning of period	7,445,532	5,483,540	19,827,476	11,817,956	19,853,066	14,323,332	2,229,986	1,452,495	2,637,835	2,371,659	6,605,064	5,461,395
Net assets at end of period	$11,122,190	$7,445,532	$33,046,567	$19,827,476	$28,260,125	$19,853,066	$3,650,065	$2,229,986	$3,572,265	$2,637,835	$8,149,655	$6,605,064

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

16

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	BNY Mellon Variable Investment Fund*
	Appreciation		Growth &		International Equity		Opportunistic Small
	Subaccount		Income Subaccount		Subaccount		Cap Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,808)	$(8,178)	$(16,247)	$(29,792)	$(5,205)	$(11,092)	$(255,942)	$(246,258)
Net realized gain (loss) on investments	575,051	738,477	560,915	500,369	546,669	146,653	3,263,004	3,147,433
Change in unrealized appreciation
(depreciation) of investments	1,329,430	(1,200,826)	674,376	(764,386)	488,896	(1,332,168)	180,733	(6,939,844)
Net increase (decrease) in net assets
from operations	1,889,673	(470,527)	1,219,044	(293,809)	1,030,360	(1,196,607)	$3,187,795	$(4,038,669)

Certificate transactions:
Transfers of net premiums	688,190	400,515	415,815	467,013	337,497	522,442	3,073,491	4,457,458
Transfers of surrenders and death benefits	(452,845)	(522,571)	(360,966)	(327,033)	(584,923)	(385,443)	(1,232,620)	(933,478)
Transfers of administrative
and other charges	(2,508)	(2,560)	(1,800)	(1,768)	(2,626)	(2,933)	(10,066)	(10,534)
Transfers between subaccounts, including
Declared Interest Option account	(277,771)	(11,320)	(153,086)	(46,221)	(102,769)	(7,995)	(218,876)	672,387
Net increase (decrease) in net assets from
certificate transactions	(44,934)	(135,936)	(100,037)	91,991	(352,821)	126,071	1,611,929	4,185,833
Total increase (decrease) in net assets	1,844,739	(606,463)	1,119,007	(201,818)	677,539	(1,070,536)	$4,799,724	$147,164

Net assets at beginning of period	5,420,310	6,026,773	4,448,365	4,650,183	5,763,025	6,833,561	15,378,712	15,231,548
Net assets at end of period	$7,265,049	$5,420,310	$5,567,372	$4,448,365	$6,440,564	$5,763,025	$20,178,436	$15,378,712

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

17

Modern Woodmen of America Variable Annuity Account

Statements of Changes in Net Assets (continued)

	BNY Mellon Sustainable
	U.S. Equity Portfolio, Inc.*		Calvert Variable Products, Inc.*						Federated Insurance Series*
	Sustainable		NASDAQ 100		Russell 2000 Small Cap		S&P MidCap 400		Quality Bond		Government Money
	U.S. Equity Subaccount		Index Subaccount		Index Subaccount		Index Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year Ended December 31		Year Ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,939)	$4,715	$(349,690)	$(250,890)	$(94,842)	$(49,955)	$(35,598)	$(30,135)	$316,113	$325,596	$2,614	$(1,569)
Net realized gain (loss) on investments	2,490	382,140	2,013,005	1,146,704	2,008,529	1,283,723	1,469,182	1,402,533	(84,692)	(181,871)	—	—
Change in unrealized appreciation
(depreciation) of investments	804,815	(539,273)	10,740,828	(2,295,746)	2,501,011	(3,961,857)	2,078,114	(3,525,673)	1,491,800	(538,412)	—	—
Net increase (decrease) in net assets
from operations	$802,366	$(152,418)	$12,404,143	$(1,399,932)	$4,414,698	$(2,728,089)	3,511,698	(2,153,275)	$1,723,221	$(394,687)	$2,614	$(1,569)

Certificate transactions:
Transfers of net premiums	327,014	231,492	6,858,784	8,491,015	4,251,618	5,436,008	2,116,988	2,729,035	3,339,112	2,988,953	542,427	1,059,663
Transfers of surrenders and death benefits	(170,827)	(290,585)	(2,435,086)	(1,795,762)	(1,221,556)	(1,192,451)	(1,365,460)	(928,444)	(1,696,399)	(1,186,561)	(305,034)	(75,902)
Transfers of administrative
and other charges	(1,293)	(1,217)	(17,133)	(14,073)	(11,416)	(10,633)	(8,515)	(8,336)	(8,726)	(8,820)	(476)	(545)
Transfers between subaccounts, including
Declared Interest Option account	76,158	(169,519)	339,027	1,738,342	(31,095)	(63,581)	(279,071)	(382,144)	2,485,814	(493,514)	982,802	(769,660)
Net increase (decrease) in net assets from
certificate transactions	231,052	(229,829)	4,745,592	8,419,522	2,987,551	4,169,343	463,942	1,410,111	4,119,801	1,300,058	1,219,719	213,556
Total increase (decrease) in net assets	$1,033,418	$(382,247)	17,149,735	7,019,590	7,402,249	1,441,254	3,975,640	(743,164)	$5,843,022	$905,371	1,222,333	211,987

Net assets at beginning of period	2,470,668	2,852,915	31,464,086	24,444,496	17,889,439	16,448,185	14,376,140	15,119,304	20,825,545	19,920,174	1,228,611	1,016,624
Net assets at end of period	$3,504,086	$2,470,668	$48,613,821	$31,464,086	$25,291,688	$17,889,439	$18,351,780	$14,376,140	$26,668,567	$20,825,545	$2,450,944	$1,228,611

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

18

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Federated Insurance Series*				Fidelity Variable Insurance Products Fund*
	Managed Volatility		Managed Tail Risk		Contrafund		Energy		Freedom 2015		Freedom 2020
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year ended December 31		Year ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$117,620	$171,777	$—	$83,491	$(451,947)	$(295,488)	$20,625	$(48,334)	$9,806	$1,342	$53,532	$15,656
Net realized gain (loss) on investments	(37,039)	(65,436)	—	(431,872)	6,549,979	4,661,057	(140,455)	304,826	107,951	87,747	476,238	237,359
Change in unrealized appreciation
(depreciation) of investments	2,557,375	(1,698,765)	—	306,436	6,254,161	(7,930,601)	554,472	(2,029,873)	135,072	(206,767)	708,432	(757,740)
Net increase (decrease) in net assets
from operations	$2,637,956	$(1,592,424)	$—	$(41,945)	12,352,193	(3,565,032)	434,642	(1,773,381)	252,829	(117,678)	1,238,202	(504,725)

Certificate transactions:
Transfers of net premiums	826,531	1,814,691	—	151,256	5,314,991	5,420,088	494,782	1,205,299	120,549	185,662	193,142	1,392,118
Transfers of surrenders and death benefits	(1,443,498)	(1,197,013)	—	(211,781)	(3,494,852)	(2,175,358)	(456,937)	(344,243)	(527,607)	(399,665)	(866,322)	(366,464)
Transfers of administrative
and other charges	(5,307)	(4,697)	—	(1,157)	(19,693)	(19,433)	(2,182)	(2,686)	(632)	(728)	(2,056)	(2,144)
Transfers between subaccounts, including
Declared Interest Option account	(1,121,672)	3,091,229	—	(3,158,842)	(600,302)	182,797	(471,846)	(1,135,891)	155,181	10,940	395,646	(31,856)
Net increase (decrease) in net assets from
certificate transactions	(1,743,946)	3,704,210	—	(3,220,524)	1,200,144	3,408,094	(436,183)	(277,521)	(252,509)	(203,791)	(279,590)	991,654
Total increase (decrease) in net assets	894,010	2,111,786	—	(3,262,469)	13,552,337	(156,938)	(1,541)	(2,050,902)	320	(321,469)	958,612	486,929

Net assets at beginning of period	14,894,759	12,782,973	—	3,262,469	41,056,724	41,213,662	5,064,519	7,115,421	1,646,153	1,967,622	6,634,632	6,147,703
Net assets at end of period	$15,788,769	$14,894,759	$—	$—	$54,609,061	$41,056,724	$5,062,978	$5,064,519	$1,646,473	$1,646,153	$7,593,244	$6,634,632

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

19

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Freedom 2025		Freedom 2030		Freedom 2035		Freedom 2040		Freedom 2045		Freedom 2050
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$78,113	$9,212	$112,673	$11,571	$39,918	$(4,154)	$17,791	$2,066	$10,625	$816	$18,504	$(2,874)
Net realized gain (loss) on investments	428,207	455,402	911,584	709,389	345,222	161,733	234,675	90,694	91,918	37,387	140,502	95,078
Change in unrealized appreciation
(depreciation) of investments	1,308,937	(1,222,046)	2,472,435	(2,225,094)	1,077,059	(757,282)	647,603	(506,083)	355,461	(237,839)	731,770	(497,772)
Net increase (decrease) in net assets
from operations	1,815,257	(757,432)	3,496,692	(1,504,134)	1,462,199	(599,703)	900,069	(413,323)	458,004	(199,636)	890,776	(405,568)

Certificate transactions:
Transfers of net premiums	1,582,526	1,801,855	1,684,458	2,736,637	1,850,953	1,618,227	744,102	2,241,274	470,917	809,913	518,883	1,460,643
Transfers of surrenders and death benefits	(724,776)	(853,475)	(1,233,347)	(867,579)	(520,998)	(66,861)	(518,143)	(53,475)	(168,080)	(47,684)	(212,614)	(191,839)
Transfers of administrative
and other charges	(3,910)	(3,931)	(11,363)	(11,479)	(3,296)	(2,764)	(2,996)	(2,475)	(2,631)	(1,976)	(6,423)	(5,163)
Transfers between subaccounts, including
Declared Interest Option account	4,017	10,023	(124,570)	258,343	236,462	377,622	17,268	(4,958)	27,401	238,124	51,851	112,463
Net increase (decrease) in net assets from
certificate transactions	857,857	954,472	315,178	2,115,922	1,563,121	1,926,224	240,231	2,180,366	327,607	998,377	351,697	1,376,104
Total increase (decrease) in net assets	2,673,114	197,040	3,811,870	611,788	3,025,320	1,326,521	1,140,300	1,767,043	785,611	798,741	1,242,473	970,536

Net assets at beginning of period	8,790,123	8,593,083	15,380,770	14,768,982	5,181,032	3,854,511	3,270,862	1,503,819	1,620,295	821,554	3,234,733	2,264,197
Net assets at end of period	$11,463,237	$8,790,123	$19,192,640	$15,380,770	$8,206,352	$5,181,032	$4,411,162	$3,270,862	$2,405,906	$1,620,295	$4,477,206	$3,234,733

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

20

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Fund*
	Growth		Growth & Income		High Income		Index 500		Mid Cap		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(245,662)	$(194,525)	$197,914	$(97,494)	$1,127,570	$1,119,934	$298,052	$225,599	$(169,423)	$(242,983)	$33,457	$21,346
Net realized gain (loss) on investments	1,441,973	2,416,437	800,833	752,562	(306,009)	(268,929)	2,517,625	1,577,966	2,542,771	2,203,807	682,752	162,043
Change in unrealized appreciation
(depreciation) of investments	4,663,451	(2,957,612)	1,216,476	(1,597,471)	2,620,898	(2,180,119)	9,244,377	(4,393,949)	2,051,079	(5,910,754)	1,463,848	(1,836,548)
Net increase (decrease) in net assets
from operations	5,859,762	(735,700)	2,215,223	(942,403)	3,442,459	(1,329,114)	12,060,054	(2,590,384)	4,424,427	(3,949,930)	2,180,057	(1,653,159)

Certificate transactions:
Transfers of net premiums	3,542,153	4,235,955	927,920	1,012,920	4,677,848	5,502,276	6,826,776	6,093,828	1,734,357	2,450,725	802,569	1,275,848
Transfers of surrenders and death benefits	(1,218,156)	(946,471)	(660,510)	(681,160)	(1,993,415)	(1,619,960)	(3,891,614)	(2,382,675)	(1,917,585)	(1,460,601)	(712,071)	(461,039)
Transfers of administrative
and other charges	(8,026)	(7,240)	(4,004)	(4,175)	(11,437)	(10,666)	(18,283)	(16,947)	(11,656)	(12,973)	(5,039)	(5,543)
Transfers between subaccounts, including
Declared Interest Option account	504,870	1,279,308	(527,664)	(261,624)	(118,623)	(1,010,993)	87,594	205,739	(256,943)	(275,347)	(467,057)	116,516
Net increase (decrease) in net assets from
certificate transactions	2,820,841	4,561,552	(264,258)	65,961	2,554,373	2,860,657	3,004,473	3,899,945	(451,827)	701,804	(381,598)	925,782
Total increase (decrease) in net assets	8,680,603	3,825,852	1,950,965	(876,442)	5,996,832	1,531,543	15,064,527	1,309,561	3,972,600	(3,248,126)	1,798,459	(727,377)

Net assets at beginning of period	16,779,677	12,953,825	8,055,005	8,931,447	25,534,888	24,003,345	39,884,067	38,574,506	20,769,814	24,017,940	8,564,303	9,291,680
Net assets at end of period	$25,460,280	$16,779,677	$10,005,970	$8,055,005	$31,531,720	$25,534,888	$54,948,594	$39,884,067	$24,742,414	$20,769,814	$10,362,762	$8,564,303

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

21

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

	Fidelity Variable
	Insurance Products Fund*		J.P. Morgan Insurance Trust*				T. Rowe Price Equity Series, Inc.*
	Real Estate		Mid Cap Value		Small Cap Core		Equity Income		Health Sciences
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year Ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,883	$275,610	$48,384	$(98,838)	$(256,990)	$(247,512)	$152,904	$103,202	$(402,341)	$(327,089)
Net realized gain (loss) on investments	512,036	1,100,411	1,871,052	967,981	3,097,648	1,809,283	1,555,747	1,920,277	1,470,563	1,358,223
Change in unrealized appreciation
(depreciation) of investments	3,294,246	(2,899,915)	3,106,426	(3,912,819)	2,273,250	(5,011,485)	1,881,108	(3,807,572)	5,763,923	(1,472,075)
Net increase (decrease) in net assets
from operations	3,876,165	(1,523,894)	5,025,862	(3,043,676)	5,113,908	(3,449,714)	3,589,759	(1,784,093)	6,832,145	(440,941)

Certificate transactions:
Transfers of net premiums	1,682,483	1,350,383	2,427,632	2,645,097	3,846,165	4,324,164	829,325	1,162,177	4,033,276	5,431,257
Transfers of surrenders and death benefits	(1,508,232)	(1,032,656)	(1,672,723)	(1,193,969)	(1,775,250)	(1,100,394)	(1,203,676)	(932,666)	(1,531,979)	(1,434,863)
Transfers of administrative
and other charges	(9,264)	(9,109)	(8,772)	(9,284)	(11,193)	(11,079)	(5,774)	(6,036)	(11,400)	(10,236)
Transfers between subaccounts, including
Declared Interest Option account	(759,061)	(1,272,374)	(1,442,662)	(938,393)	346,798	379,480	(117,692)	82,068	(118,953)	1,026,752
Net increase (decrease) in net assets from
certificate transactions	(594,074)	(963,756)	(696,525)	503,451	2,406,520	3,592,171	(497,817)	305,543	2,370,944	5,012,910
Total increase (decrease) in net assets	3,282,091	(2,487,650)	4,329,337	(2,540,225)	7,520,428	142,457	3,091,942	(1,478,550)	9,203,089	4,571,969

Net assets at beginning of period	17,957,404	20,445,054	20,342,824	22,883,049	21,668,405	21,525,948	14,749,888	16,228,438	23,812,314	19,240,345
Net assets at end of period	$21,239,495	$17,957,404	$24,672,161	$20,342,824	$29,188,833	$21,668,405	$17,841,830	$14,749,888	$33,015,403	$23,812,314

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

22

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

							T. Rowe Price International
	T. Rowe Price Equity Series, Inc. *						Series, Inc.*
	Mid-Cap Growth		Moderate Allocation Portfolio		New America Growth		International Stock
	Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31				Year ended December 31		Year ended December 31
	2019	2018	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(854,437)	$(730,025)	$204,445	$137,736	$(329,053)	$(315,108)	$96,126	$(726)
Net realized gain (loss) on investments	5,519,714	7,925,971	909,472	2,307,684	2,881,483	3,053,677	457,138	980,018
Change in unrealized appreciation
(depreciation) of investments	11,900,285	(9,779,582)	4,577,300	(4,625,396)	6,859,307	(3,444,229)	1,539,018	(2,424,997)
Net increase (decrease) in net assets
from operations	16,565,562	(2,583,636)	5,691,217	(2,179,976)	9,411,737	(705,660)	2,092,282	(1,445,705)

Certificate transactions:
Transfers of net premiums	11,204,943	14,322,464	4,289,486	6,176,614	6,093,099	6,935,739	941,365	1,033,438
Transfers of surrenders and death benefits	(4,076,443)	(3,009,404)	(2,690,124)	(1,938,080)	(2,176,356)	(1,266,393)	(725,554)	(421,555)
Transfers of administrative
and other charges	(28,713)	(24,824)	(10,380)	(10,305)	(13,403)	(10,527)	(3,393)	(3,462)
Transfers between subaccounts, including
Declared Interest Option account	1,759,221	1,635,221	(423,454)	226,274	1,051,730	1,887,705	(46,020)	170,192
Net increase (decrease) in net assets from
certificate transactions	8,859,008	12,923,457	1,165,528	4,454,503	4,955,070	7,546,524	166,398	778,613
Total increase (decrease) in net assets	25,424,570	10,339,821	6,856,745	2,274,527	14,366,807	6,840,864	2,258,680	(667,092)

Net assets at beginning of period	53,245,105	42,905,284	31,039,201	28,764,674	26,453,832	19,612,968	7,886,665	8,553,757
Net assets at end of period	$78,669,675	$53,245,105	$37,895,946	$31,039,201	$40,820,639	$26,453,832	$10,145,345	$7,886,665

23

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2019

1. Organization and Significant Accounting Policies

Organization

Modern Woodmen of America Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Modern Woodmen of America (the Society) and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual variable annuity certificates issued by the Society.

At the direction of eligible certificate owners, the Account invests in various investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests Exclusively in Shares of

American Century Investments:
Capital Appreciation	VP Capital Appreciation Fund
Mid Cap Value	VP Mid Cap Value Fund
Ultra	VP Ultra® Fund
American Funds Insurance Series:
Capital Income Builder	American Funds IS Capital Income Builder – Class 1 (1)
Global Bond	American Funds IS Global Bond Fund – Class 2 (1)
Global Growth and Income	American Funds IS Global Growth and Income Fund -
Class 1 (2)
Global Small Capitalization	American Funds IS Global Small Capitalization Fund -
Class 1 (2)
Growth	American Funds IS Growth Fund – Class 2 (1)
Growth-Income	American Funds IS Growth-Income Fund – Class 2 (1)
Managed Risk Growth	American Funds IS Managed Risk Growth Fund -
Class P1 (2)
Managed Risk Growth-Income	American Funds IS Managed Risk Growth-Income
Fund – Class P1 (2)
New World	American Funds IS New World Fund – Class 1 (1)

BNY Mellon Variable Investment Fund: (7)
Appreciation	VIF Appreciation Portfolio – Initial Share Class
Growth and Income	VIF Growth and Income Portfolio – Initial Share Class
International Equity	VIF International Equity Portfolio – Initial Share Class
Opportunistic Small Cap	VIF Opportunistic Small Cap Portfolio– Initial Share Class

24

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio – Service Share Class (3) (6)

Calvert Variable Products, Inc.:
NASDAQ 100 Index	Calvert VP NASDAQ – 100 Index Portfolio
Russell 2000 Small Cap Index	Calvert VP Russell 2000 Small Cap Index Portfolio
S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio

Federated Insurance Series Fund:
Quality Bond	Federated Quality Bond Fund II – Primary Shares
Government Money	Federated Government Money Fund II – Service Share Class (2)
Managed Volatility	Federated Managed Volatility Fund II – Primary Shares (4)

Fidelity® Variable Insurance Products Funds:
Contrafund	VIP Contrafund® Portfolio – Initial Class
Energy	VIP Energy Portfolio – Service Class 2 (1)
Freedom 2015	VIP Freedom 2015 Portfolio – Initial Class
Freedom 2020	VIP Freedom 2020 Portfolio – Initial Class
Freedom 2025	VIP Freedom 2025 Portfolio – Initial Class
Freedom 2030	VIP Freedom 2030 Portfolio – Initial Class
Freedom 2035	VIP Freedom 2035 Portfolio – Initial Class (1)
Freedom 2040	VIP Freedom 2040 Portfolio – Initial Class (1)
Freedom 2045	VIP Freedom 2045 Portfolio – Initial Class (1)
Freedom 2050	VIP Freedom 2050 Portfolio – Initial Class (1)
Growth	VIP Growth Portfolio – Initial Class
Growth & Income	VIP Growth & Income Portfolio – Initial Class
High Income	VIP High Income Portfolio – Service Class 2
Index 500	VIP Index 500 Portfolio – Initial Class
Mid-Cap	VIP Mid Cap Portfolio – Service Class 2
Overseas	VIP Overseas Portfolio – Initial Class
Real Estate	VIP Real Estate Portfolio – Initial Class

25

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

JPMorgan Insurance Trust:
Mid Cap Value	Mid Cap Value Portfolio – Class 1
Small Cap Core	Small Cap Core Portfolio – Class 1

T. Rowe Price Equity Series, Inc.:
Equity Income	Equity Income Portfolio
Health Sciences	Health Sciences Portfolio (1)
Mid-Cap Growth	Mid-Cap Growth Portfolio
Moderate Allocation	Moderate Allocation Portfolio (5)
New America Growth	New America Growth Portfolio

T. Rowe International Series, Inc.:
International Stock	International Stock Portfolio

(1)   Subaccounts commenced operations on May 1, 2015. 2015 amounts reported within these financial statements for these subaccounts are for the short period of May 1, 2015 through December 31, 2015.

(2)   Effective April 30, 2016 the name of the Federated Prime Money Fund II – Primary Shares subaccount was changed to Federated Government Money Fund II – Service Share Class.

(3)   Effective May 1, 2017 the name of the Dreyfus Socially Responsible Growth Fund – Service Share Class subaccount was changed to the Dreyfus Sustainable U.S. Equity Portfolio – Service Share Class.

(4)	Effective August 17, 2018 the Federated Managed Tail Risk Fund II was merged into the Federated Managed Volatility Fund II.

(5)	Effective May 1, 2019 the name of the T. Rowe Price Personal Strategy Balanced Portfolio was changed to the T. Rowe Price Moderate Allocation Portfolio.

(6)

Effective June 3, 2019 the name of the Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Share Class was changed to the BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Share Class.

(7)	Effective June 3, 2019 the name of the Dreyfus Variable Investment Fund was changed to the BNY Mellon Variable Investment Fund.

26

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Society’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity certificates is not chargeable with liabilities arising out of any other business the Society may conduct.

Eligible certificate owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Society and pays interest at declared rates guaranteed for each certificate year.

Administrative Services Agreement

The Society performs the administrative duties and compliance services for the Account. Pursuant to an agreement between the Society and se2, Inc. (se2) effective April 18, 2011, se2 performs the execution of trade purchases and redemptions, tax reporting, recording of accounting transactions, and other services.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis is used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2019, all mutual fund shares owned by the Account are stated at fair value and were based upon daily unadjusted quoted prices, therefore were classified as Level 1. There were no transfers between levels during the year.

27

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

1. Organization and Significant Accounting Policies (continued)

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Certificates in Annuitization Period

Net assets allocated to certificates in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Society and may result in additional amounts being transferred into the Account by the Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Society.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From Modern Woodmen of America

The amounts due to or from Modern Woodmen of America represent premiums received from certificate holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

28

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

2. Expense Charges

The Account reimburses the Society for certain mortality and other risks assumed by the Society. The Society deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Society’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued. The Account also pays the Society certain amounts relating to the distribution and administration of the certificates funded by the Account. The following summarizes those amounts:

Administrative Charge: Prior to the annuity payment period, the Society will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the certificate. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first eight certificate years. The amount charged is 8% of the amount surrendered during the first certificate year and declines by 1% in each of the next seven certificate years. In each certificate year, no surrender charge is deducted on annual withdrawals up to 10% of the accumulated value as of the most recent prior certificate anniversary. After eight full certificate years, no surrender charge is deducted.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one certificate year.

3. Federal Income Taxes

The Society is a tax-exempt fraternal benefit society under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Society does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the certificates. Based on this, no charge is currently being made to the Account for federal income taxes. The Society periodically reviews the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the certificates.

29

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2019:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century Investments:
Capital Appreciation	$3,878,306	$1,238,597
Mid Cap Value	2,205,753	1,063,195
Ultra	3,443,780	600,370

American Funds Insurance Series:
Capital Income Builder	1,847,274	578,267
Global Bond	1,803,448	1,050,895
Global Growth and Income	4,259,220	974,771
Global Small Capitalization	2,566,141	780,828
Growth	10,362,949	1,130,240
Growth-Income	6,623,427	874,479
Managed Risk Growth	1,283,576	196,467
Managed Risk Growth-Income	621,390	181,954
New World	1,144,290	1,145,109

BNY Mellon Variable Investment Fund:
Appreciation	1,570,123	899,033
Growth and Income	1,067,999	616,280
International Equity	1,089,767	936,942
Opportunistic Small Cap	5,921,334	1,499,121

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	635,273	316,667

Calvert Variable Products, Inc.:
NASDAQ 100 Index	7,670,382	2,217,836
Russell 2000 Small Cap Index	6,192,450	1,540,427
S&P MidCap 400 Index	3,381,077	1,754,160

30

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Federated Insurance Series Fund:
Quality Bond	$6,336,698	$1,899,950
Government Money	4,462,605	3,240,273
Managed Volatility	1,387,157	3,013,482
Fidelity® Variable Insurance Products Funds:
Contrafund	9,595,411	3,574,442
Energy	662,231	1,074,326
Freedom 2015	424,964	542,745
Freedom 2020	1,313,797	1,153,496
Freedom 2025	2,332,490	1,130,458
Freedom 2030	2,460,059	1,432,560
Freedom 2035	2,851,412	1,058,342
Freedom 2040	1,092,367	701,595
Freedom 2045	627,275	226,841
Freedom 2050	643,313	158,468
Growth	5,210,009	1,414,135
Growth & Income	1,950,485	1,264,352
High Income	6,352,779	2,670,836
Index 500	7,364,813	3,373,096
Mid-Cap	4,037,392	2,074,858
Overseas	1,060,729	1,067,992
Real Estate	1,952,132	2,057,277

JPMorgan Insurance Trust:
Mid Cap Value	3,691,894	2,799,318
Small Cap Core	6,795,672	1,698,148

31

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
T. Rowe Price Equity Series, Inc.:
Equity Income	$2,670,115	$1,963,727
Health Sciences	5,379,857	2,031,132
Mid-Cap Growth	16,171,025	2,699,551
Moderate Allocation	5,527,438	3,193,667
New America Growth	9,020,881	1,787,282

T. Rowe Price International Series, Inc.:
International Stock	1,460,595	798,099

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the years ended December 31, 2018 and 2019:

	Year Ended December 31
	2019			2018
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Century Investments:
Capital Appreciation	116,286	78,981	37,305	68,645	42,121	26,524
Mid Cap Value	58,543	57,063	1,480	91,682	66,110	25,572
Ultra	110,551	35,055	75,496	98,756	22,947	75,809

American Funds Insurance Series:
Capital Income Builder	187,490	83,125	104,365	219,767	102,132	117,635
Global Bond	201,030	130,130	70,900	255,803	110,140	145,663
Global Growth and Income	378,345	185,705	192,640	600,023	172,848	427,175
Global Small Capitalization	227,660	119,647	108,013	364,270	111,381	252,889
Growth	645,908	211,428	434,480	818,911	204,073	614,838
Growth-Income	384,376	152,660	231,716	690,079	206,337	483,742
Managed Risk Growth	87,086	20,139	66,947	92,936	26,436	66,500
Managed Risk Growth-Income	55,015	19,635	35,380	80,721	51,012	29,709
New World	107,947	129,600	(21,653)	343,430	152,178	191,252

32

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2019			2018
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
BNY Mellon Variable Investment Fund:
Appreciation	35,541	35,833	(292)	23,946	28,481	(4,535)
Growth and Income	23,782	27,195	(3,413)	32,912	29,439	3,473
International Equity	33,071	47,529	(14,458)	37,684	33,955	3,729
Opportunistic Small Cap	233,218	152,374	80,844	300,413	117,252	183,161

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	19,995	12,812	7,183	13,868	22,299	(8,431)

Calvert Variable Products, Inc.:
NASDAQ 100 Index	218,878	122,838	96,040	281,804	104,893	176,911
Russell 2000 Small Cap Index	221,365	122,960	98,405	228,249	96,861	131,388
S&P MidCap 400 Index	95,477	82,253	13,224	100,278	63,213	37,065

Federated Insurance Series Fund:
Quality Bond	653,723	299,225	354,498	410,505	291,969	118,536
Government Money	494,542	365,361	129,181	137,877	115,199	22,678
Managed Volatility	69,250	138,889	(69,639)	227,616	79,391	148,225

33

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2019			2018
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Fidelity® Variable Insurance Products Funds:
Contrafund	238,743	204,604	34,139	248,122	148,204	99,918
Energy	116,036	173,617	(57,581)	200,489	232,126	(31,637)
Freedom 2015	19,377	34,310	(14,933)	19,230	31,701	(12,471)
Freedom 2020	47,906	61,780	(13,874)	89,790	32,639	57,151
Freedom 2025	134,554	90,589	43,965	117,497	66,496	51,001
Freedom 2030	106,937	91,549	15,388	196,096	80,618	115,478
Freedom 2035	218,650	93,471	125,179	195,100	33,865	161,235
Freedom 2040	78,882	59,322	19,560	210,021	29,301	180,720
Freedom 2045	48,268	22,361	25,907	95,551	12,342	83,209
Freedom 2050	47,894	20,040	27,854	144,015	29,705	114,310
Growth	141,283	69,293	71,990	200,738	81,991	118,747
Growth & Income	52,730	63,594	(10,864)	57,747	56,092	1,655
High Income	291,364	196,271	95,093	318,222	206,781	111,441
Index 500	337,032	238,066	98,966	310,760	172,024	138,736
Mid-Cap	82,799	95,209	(12,410)	88,982	70,899	18,083
Overseas	48,441	64,356	(15,915)	82,193	46,692	35,501
Real Estate	148,238	183,980	(35,742)	173,018	243,842	70,824

JPMorgan Insurance Trust:
Mid Cap Value	84,894	102,652	(17,758)	105,643	92,521	13,122
Small Cap Core	156,427	95,280	61,147	150,943	63,945	86,998

T. Rowe Price Equity Series, Inc.:
Equity Income	85,057	105,222	(20,165)	89,201	76,864	12,337
Health Sciences	577,898	382,220	195,678	731,119	309,900	421,219
Mid-Cap Growth	294,976	152,713	142,263	348,635	125,337	223,298
Moderate Allocation	264,787	220,350	44,437	365,384	188,908	176,476
New America Growth	214,669	111,055	103,614	258,524	89,498	169,026

T. Rowe Price International Series, Inc.:
International Stock	67,953	58,462	9,491	82,885	45,442	37,443

34

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights

The following summarizes units outstanding, unit values, and net assets at December 31, 2019, 2018, 2017, 2016, and 2015 and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Century Investments:
Capital Appreciation:
2019	365,108	$32.90	$12,013,592	—%	1.40%	35.24%
2018	327,802	24.61	8,067,817	—	1.40	(6.51)
2017	301,278	26.33	7,931,602	—	1.40	20.10
2016	273,672	21.92	5,998,271	—	1.40	1.81
2015	275,942	21.53	5,940,632	—	1.40	0.51
Mid Cap Value:
2019	387,778	28.95	11,227,866	2.06	1.40	27.37
2018	386,298	22.73	8,781,699	1.43	1.40	(6.94)
2017	360,726	26.45	9,540,451	1.59	1.40	9.65
2016	275,935	24.01	6,625,046	1.77	1.40	21.14
2015	214,678	19.82	4,253,996	1.66	1.40	(2.77)
Ultra:
2019	287,935	33.28	9,583,731	—	1.40	32.72
2018	212,440	25.08	5,327,622	0.22	1.40	(0.64)
2017	136,631	25.24	3,448,561	0.35	1.40	30.44
2016	119,168	19.35	2,306,481	0.34	1.40	2.98
2015	113,835	18.79	2,138,933	0.42	1.40	4.80

American Funds Insurance Series:
Capital Income Builder (5):
2019	773,805	11.54	8,930,819	3.16	1.40	16.53
2018	669,439	9.90	6,630,482	3.24	1.40	(8.07)
2017	551,805	10.77	5,944,873	3.09	1.40	11.76
2016	378,187	9.64	3,646,565	3.74	1.40	2.66
2015	140,147	9.39	1,315,405	3.54	1.40	(6.10)
Global Bond (5):
2019	540,060	10.49	5,666,578	1.62	1.40	6.28
2018	469,160	9.87	4,631,773	2.38	1.40	(2.70)
2017	323,496	10.15	3,282,364	0.47	1.40	5.36
2016	166,834	9.63	1,606,321	0.84	1.40	1.37
2015	41,635	9.50	395,726	0.01	1.40	(5.00)

35

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Funds Insurance Series (continued):
Global Growth and Income (5):
2019	1,220,738	$14.13	$17,254,660	2.35%	1.40%	29.57%
2018	1,028,098	10.91	11,214,974	2.20	1.40	(10.61)
2017	600,923	12.20	7,333,542	3.02	1.40	24.66
2016	325,436	9.79	3,185,832	2.53	1.40	6.18
2015	211,044	9.22	1,946,661	4.48	1.40	(7.80)
Global Small Capitalization (5):
2019	833,487	13.34	11,122,190	0.42	1.40	30.02
2018	725,474	10.26	7,445,532	0.38	1.40	(11.55)
2017	472,586	11.60	5,483,540	0.70	1.40	24.50
2016	292,783	9.32	2,729,163	0.61	1.40	0.98
2015	152,027	9.23	1,403,962	—	1.40	(7.70)
Growth Fund (5):
2019	1,920,710	17.21	33,046,567	0.81	1.40	28.97
2018	1,486,230	13.34	19,827,476	0.50	1.40	(1.63)
2017	871,391	13.56	11,817,956	0.61	1.40	26.51
2016	465,413	10.72	4,988,708	0.98	1.40	7.96
2015	208,835	9.93	2,073,042	1.28	1.40	(0.70)
Growth-Income Fund (5):
2019	1,837,432	15.38	28,260,125	1.78	1.40	24.40
2018	1,605,716	12.36	19,853,066	1.62	1.40	(3.15)
2017	1,121,974	12.77	14,323,332	1.62	1.40	20.66
2016	749,250	10.58	7,924,805	1.78	1.40	9.98
2015	402,842	9.62	3,874,012	2.45	1.40	(3.80)
Managed Risk Growth (5):
2019	252,734	14.44	3,650,065	1.44	1.40	20.32
2018	185,788	12.00	2,229,986	0.67	1.40	(1.43)
2017	119,288	12.18	1,452,495	0.54	1.40	24.50
2016	58,913	9.78	576,230	0.46	1.40	1.45
2015	29,631	9.64	285,608	—	1.40	(3.60)
Managed Risk Growth-Income (5):
2019	267,213	13.37	3,572265	0.66	1.40	17.49
2018	231,833	11.38	2,637,835	1.54	1.40	(3.03)
2017	202,124	11.74	2,371,659	1.01	1.40	19.00
2016	113,058	9.86	1,114,996	1.56	1.40	5.01
2015	62,790	9.39	589,604	0.91	1.40	(6.10)

36

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
American Funds Insurance Series (continued):
New World (5):
2019	621,425	$13.11	$8,149,655	1.19%	1.40%	27.68%
2018	643,078	10.27	6,605,064	1.19	1.40	(15.03)
2017	451,826	12.09	5,461,395	1.53	1.40	27.91
2016	174,180	9.45	1,645,478	1.49	1.40	4.19
2015	74,619	9.07	676,909	1.41	1.40	(9.30)

BNY Mellon Variable Investment Fund (11):
Appreciation:
2019	212,418	34.20	7,265,049	1.17	1.40	34.22
2018	212,710	25.48	5,420,310	1.26	1.40	(8.15)
2017	217,244	27.74	6,026,773	1.34	1.40	25.59
2016	214,034	22.09	4,728,244	1.65	1.40	6.41
2015	219,883	20.76	4,564,494	1.71	1.40	(3.80)
Growth and Income:
2019	195,658	28.45	5,567,372	1.08	1.40	27.34
2018	199,071	22.35	4,448,365	0.80	1.40	(6.01)
2017	195,598	23.77	4,650,183	0.76	1.40	18.04
2016	168,528	20.14	3,393,685	1.23	1.40	8.51
2015	166,869	18.56	3,096,533	0.85	1.40	0.22
International Equity:
2019	243,054	$26.50	$6,440,564	1.31%	1.40%	18.40%
2018	257,512	22.38	5,763,025	1.23	1.40	(16.89)
2017	253,783	26.93	6,833,561	1.03	1.40	25.59
2016	266,298	21.44	5,710,320	0.93	1.40	(6.86)
2015	276,208	23.02	6,357,560	3.32	1.40	—
Opportunistic Small Cap:
2019	954,502	21.14	20,178,436	—	1.40	20.10
2018	873,658	17.60	15,378,712	—	1.40	(20.20)
2017	690,497	22.06	15,231,548	—	1.40	22.96
2016	528,918	17.94	9,488,421	—	1.40	15.44
2015	472,023	15.54	7,333,981	—	1.40	(3.60)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity (7) (10):
2019	105,371	33.25	3,504,086	1.22	1.40	32.16
2018	98,188	25.16	2,470,668	1.57	1.40	(5.96)
2017	106,619	26.76	2,852,915	0.90	1.40	13.48
2016	100,380	23.58	2,367,403	1.02	1.40	8.56
2015	96,484	21.72	2,096,095	0.80	1.40	(4.78)

37

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Calvert Variable Products, Inc.:
NASDAQ 100 Index:
2019	840,775	57.80	48,613,821	0.53	1.40	36.86
2018	744,715	42.23	31,464,086	0.60	1.40	(1.85)
2017	541,813	43.03	24,444,496	0.51	1.40	30.51
2016	447,886	32.97	14,764,746	0.56	1.40	5.13
2015	406,874	31.36	12,758,719	0.06	1.40	7.58
Russell 2000 Small Cap Index:
2019	771,504	32.78	25,291,688	0.96	1.40	23.35
2018	673,092	26.57	17,889,439	1.13	1.40	(12.46)
2017	423,745	30.36	16,448,185	0.82	1.40	12.81
2016	429,724	26.91	11,565,387	0.64	1.40	19.23
2015	351,969	22.57	7,943,230	0.16	1.40	(6.50)
S&P MidCap 400 Index:
2019	474,034	38.71	18,351,780	1.18	1.40	24.09
2018	460,810	31.20	14,376,140	1.21	1.40	(12.56)
2017	568,087	35.68	15,119,304	0.76	1.40	14.29
2016	330,876	31.22	10,328,843	0.47	1.40	18.62
2015	303,873	26.32	7,997,424	0.09	1.40	(4.01)

Federated Insurance Series Fund:
Quality Bond:
2019	2,255,753	11.82	26,668,568	2.74	1.40	7.93
2018	1,901,255	10.95	20,825,545	2.98	1.40	(1.97)
2017	1,782,720	11.17	19,920,174	3.17	1.40	2.61
2016	1,578,737	10.89	17,193,337	3.51	1.40	2.35
2015	1,574,295	10.64	16,744,011	3.63	1.40	(1.57)
Government Money (6):
2019	259,648	9.44	2,450,944	—	1.40	—
2018	130,467	9.42	1,228,611	1.27	1.40	(0.15)
2017	107,789	9.43	1,016,624	0.32	1.40	(1.03)
2016	100,566	9.53	958,748	—	1.40	(1.45)
2015	107,084	9.67	1,035,140	—	1.40	(1.33)
Managed Volatility:
2019	587,457	26.88	15,788,770	2.14	1.40	18.57
2018	657,096	22.67	14,894,759	2.60	1.40	(9.76)
2017	508,871	25.12	12,782,973	3.81	1.40	16.46
2016	488,613	21.57	10,537,074	4.84	1.40	6.26
2015	522,987	20.30	10,619,210	4.61	1.40	(8.85)

38

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Federated Insurance Series Fund (continued):
Managed Tail Risk (8):
2019	—	$—	$—	—%	—%	—%
2018	—	—	—	—	—	—
2017	300,269	10.87	3,262,469	1.63	1.40	9.42
2016	315,140	9.93	3,129,242	1.74	1.40	(5.34)
2015	312,085	10.51	3,279,839	1.67	1.40	(7.56)

Fidelity® Variable Insurance Products Funds:
Contrafund:
2019	1,398,475	39.05	54,609,061	0.47	1.40	29.76
2018	1,364,336	30.09	41,056,724	0.73	1.40	(7.68)
2017	1,264,418	32.59	41,213,662	1.02	1.40	20.19
2016	1,189,272	27.12	32,250,222	0.84	1.40	6.52
2015	1,149,935	25.46	29,275,236	1.07	1.40	(0.70)
Energy(5):
2019	690,361	7.33	5,062,978	1.79	1.40	8.31
2018	747,943	6.77	5,064,519	0.69	1.40	(25.81)
2017	779,579	9.13	7,115,421	1.48	1.40	(4.13)
2016	683,406	9.52	6,505,246	0.73	1.40	31.67
2015	186,955	7.23	1,351,583	2.59	1.40	(27.70)
Freedom 2015:
2019	89,929	18.31	1,646,473	1.99	1.40	16.63
2018	104,862	15.70	1,646,153	1.47	1.40	(6.39)
2017	117,333	16.77	1,967,622	1.65	1.40	13.54
2016	123,707	14.77	1,827,505	1.60	1.40	4.46
2015	129,596	14.14	1,832,835	1.52	1.40	(1.74)
Freedom 2020:
2019	394,855	19.23	7,593,244	2.11	1.40	18.47
2018	408,728	16.23	6,634,632	1.63	1.40	(7.17)
2017	351,578	17.49	6,147,703	1.64	1.40	15.04
2016	307,226	15.20	4,671,016	1.52	1.40	4.61
2015	311,884	14.53	4,530,699	1.80	1.40	(1.62)
Freedom 2025:
2019	557,834	20.47	11,463,237	2.17	1.40	20.17
2018	513,739	17.03	8,790,123	1.50	1.40	(7.81)
2017	465,162	18.47	8,593,083	1.60	1.40	16.26
2016	409,866	15.89	6,511,921	1.68	1.40	4.75
2015	346,678	15.17	5,259,579	1.77	1.40	(1.56)

39

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Fidelity® Variable Insurance Products Funds (continued):
Freedom 2030:
2019	926,194	$20.72	$19,192,640	2.03%	1.40%	22.71%
2018	910,806	16.89	15,380,770	1.47	1.40	(9.06)
2017	795,328	18.57	14,768,982	1.55	1.40	19.27
2016	674,943	15.57	10,506,127	1.55	1.40	5.13
2015	615,593	14.81	9,113,898	1.74	1.40	(1.59)
Freedom 2035 (5):
2019	607,036	13.52	8,206,352	1.98	1.40	25.73
2018	481,857	10.75	5,181,032	1.31	1.40	(10.56)
2017	320,622	12.02	3,854,511	2.07	1.40	21.68
2016	164,023	9.88	1,620,950	2.34	1.40	5.33
2015	50,227	9.38	470,946	5.48	1.40	(6.20)
Freedom 2040 (5):
2019	325,119	13.57	4,411,162	1.85	1.40	26.75
2018	305,559	10.70	3,270,862	1.46	1.40	(11.14)
2017	124,839	12.05	1,503,819	1.50	1.40	21.92
2016	76,998	9.88	760,914	3.09	1.40	5.33
2015	18,053	9.38	169,326	4.00	1.40	(6.20)
Freedom 2045 (5):
2019	177,345	13.57	2,405,906	1.94	1.40	26.79
2018	151,438	10.70	1,620,295	1.45	1.40	(11.14)
2017	68,229	12.04	821,554	1.67	1.40	21.87
2016	33,345	9.88	329,420	2.03	1.40	5.33
2015	11,828	9.38	110,934	8.38	1.40	(6.20)
Freedom 2050 (5):
2019	330,250	13.56	4,477,206	1.87	1.40	26.74
2018	302,396	10.70	3,234,733	1.30	1.40	(11.14)
2017	188,085	12.04	2,264,197	1.40	1.40	21.84
2016	158,826	9.88	1,569,480	4.36	1.40	5.33
2015	8,777	9.38	82,316	7.02	1.40	(6.20)
Growth:
2019	566,752	44.92	25,460,280	0.26	1.40	32.46
2018	494,762	33.91	16,779,677	0.25	1.40	(1.55)
2017	376,016	34.45	12,953,825	0.22	1.40	33.27
2016	284,545	25.85	7,355,230	0.04	1.40	(0.58)
2015	272,146	26.00	7,076,282	0.27	1.40	5.69
Growth & Income:
2019	334,328	29.93	10,005,970	3.58	1.40	28.26
2018	345,192	23.33	8,055,005	0.34	1.40	(10.25)
2017	343,537	26.00	8,931,447	1.36	1.40	15.29
2016	293,107	22.55	6,609,818	1.71	1.40	14.47
2015	308,435	19.70	6,075,598	2.18	1.40	(3.62)

40

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
High Income:
2019	1,139,497	$27.66	$31,531,720	5.33%	1.40%	13.18%
2018	1,044,364	24.44	25,534,889	5.73	1.40	(4.96)
2017	933,494	25.71	24,003,345	5.84	1.40	5.43
2016	652,749	24.39	15,918,291	5.68	1.40	12.60
2015	597,171	21.66	12,933,657	7.01	1.40	(5.17)
Index 500:
2019	1,656,030	33.18	54,948,594	2.01	1.40	29.54
2018	1,557,063	25.61	39,884,067	1.93	1.40	(5.82)
2017	1,418,328	27.20	38,574,506	1.90	1.40	20.02
2016	1,186,123	22.66	26,874,206	1.60	1.40	10.32
2015	1,047,319	20.54	21,509,576	2.16	1.40	(0.05)
Mid-Cap:
2019	630,491	39.24	24,742,414	0.67	1.40	21.47
2018	642,902	32.31	20,769,814	0.41	1.40	(13.06)
2017	624,818	38.44	24,017,940	0.50	1.40	18.86
2016	624,430	32.34	20,191,392	0.32	1.40	10.41
2015	635,869	29.29	18,627,393	0.25	1.40	(3.01)
Overseas:
2019	384,942	26.92	10,362,762	1.74	1.40	26.00
2018	400,857	21.36	8,564,303	1.62	1.40	(15.99)
2017	365,356	25.43	9,291,680	1.49	1.40	28.51
2016	351,961	19.79	6,966,186	1.45	1.40	(6.39)
2015	359,878	21.14	7,607,506	1.31	1.40	2.17
Real Estate:
2019	1,303,668	16.29	21,239,495	1.72	1.40	21.52
2018	1,339,371	13.40	17,957,403	2.82	1.40	(7.52)
2017	1,410,747	14.49	20,445,054	1.83	1.40	2.64
2016	1,396,976	14.12	19,725,911	1.55	1.40	4.28
2015	1,245,220	13.54	16,859,037	1.99	1.40	2.27

JPMorgan Insurance Trust:
Mid Cap Value:
2019	577,539	42.72	24,672,161	1.60	1.40	25.01
2018	595,297	34.17	20,342,824	0.97	1.40	(13.06)
2017	582,175	39.31	22,883,049	0.80	1.40	12.21
2016	527,585	35.03	18,482,767	0.85	1.40	13.11
2015	481,729	30.97	14,919,479	0.99	1.40	(4.00)

41

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
JPMorgan Insurance Trust (continued):
Small Cap Core:
2019	695,083	$38.71	$29,188,833	0.39%	1.40%	22.86%
2018	633,936	34.18	21,668,405	0.37	1.40	(13.15)
2017	546,938	39.36	21,525,948	0.32	1.40	13.65
2016	475,983	34.63	16,484,773	0.52	1.40	18.56
2015	418,109	29.21	12,213,636	0.14	1.40	(6.59)

T. Rowe Price Equity Series, Inc.:
Equity Income:
2019	660,830	26.99	17,841,830	2.32	1.40	24.65
2018	680,996	21.66	14,749,888	2.03	1.40	(10.76)
2017	668,659	24.27	16,228,438	1.78	1.40	14.43
2016	600,927	21.21	12,746,010	2.40	1.40	17.51
2015	581,455	18.05	10,493,635	1.82	1.40	(8.14)
Health Sciences (5):
2019	2,362,547	13.97	33,015,403	—	1.40	27.16
2018	2,166,869	10.99	23,812,314	—	1.40	(0.30)
2017	1,745,651	11.02	19,240,345	—	1.40	25.82
2016	1,359,154	8.76	11,905,521	—	1.40	(11.69)
2015	780,182	9.92	7,740,960	—	1.40	(0.80)
Mid-Cap Growth:
2019	1,150,292	68.39	78,669,675	0.15	1.40	29.48
2018	1,007,678	52.82	53,245,105	—	1.40	(3.39)
2017	784,730	54.68	42,905,284	—	1.40	23.06
2016	644,515	44.43	28,636,440	—	1.40	4.79
2015	565,412	42.40	23,972,422	—	1.40	5.11
Moderate Allocation (9):
2019	1,375,903	27.54	37,895,946	1.97	1.40	18.15
2018	1,331,466	23.31	31,039,201	1.83	1.40	(6.39)
2017	1,154,990	24.90	28,764,674	1.55	1.40	15.78
2016	1,031,116	21.51	22,176,925	1.67	1.40	4.98
2015	1,040,199	20.49	21,309,316	1.74	1.40	(1.40)
New America Growth:
2019	752,663	54.23	40,820,639	0.44	1.40	33.67
2018	649,050	40.76	26,453,832	0.18	1.40	(0.25)
2017	480,024	40.86	19,612,968	0.12	1.40	32.57
2016	415,107	30.82	12,792,867	0.04	1.40	(0.10)
2015	381,612	30.85	11,770,939	—	1.40	7.12

42

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

6. Financial Highlights (continued)

	As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
T. Rowe Price International Series, Inc. (continued):
International Stock:
2019	463,934	$21.87	$10,145,345	2.43%	1.40%	26.01%
2018	454,262	17.35	7,886,665	1.39	1.40	(15.40)
2017	417,000	20.51	8,553,757	1.18	1.40	26.15
2016	389,516	16.26	6,335,078	1.11	1.40	0.68
2015	368,274	16.15	5,946,745	1.00	1.40	(2.24)

(1)

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized certificate expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to certificate owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)

There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	Subaccount commenced operations on May 1, 2015.

(6)	Formerly Federated Prime Money Fund II. The fund’s name changed effective April 30, 2016.

(7)	Formerly Dreyfus Socially Responsible Growth Fund. The fund’s name changed effective May 1, 2017.

(8)	Federated Managed Tail Risk Fund merged into the Federated Managed Volatility Fund on August 17, 2018.

(9)	Formerly T. Rowe Price Strategy Balanced Portfolio. The portfolio’s name changed effective May 1, 2019.

(10)	Formerly Dreyfus Sustainable U.S. Equity Portfolio, Inc. The portfolio’s name changed effective June 3, 2019.

(11)	Formerly Dreyfus Variable Investment Fund. The fund’s name changed effective June 3, 2019.

43

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2019

7. Subsequent Events

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the danger and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Separate Account performance and financial results.

The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued on April 24, 2020, which would require recognition or disclosure.

44

FINANCIAL STATEMENTS – STATUTORY BASIS Modern Woodmen of America Years Ended December 31, 2019, 2018 and 2017 With Reports of Independent Auditors

Modern Woodmen of America

Financial Statements – Statutory Basis

Years Ended December 31, 2019, 2018, and 2017

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 Fax: +1 515 362 7200 ey.com

Report of Independent Auditors

Board of Directors

Modern Woodmen of America

We have audited the accompanying statutory-basis financial statements of Modern Woodmen of America (the Society), which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

A member firm of Ernst & Young Global Limited

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Society prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Society at December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Society at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

April 24, 2020

Modern Woodmen of America

Balance Sheets – Statutory Basis
(Dollars in Thousands)

	December 31
	2019	2018
Admitted assets
Cash and short-term investments	$363,354	$268,728
Investments:
Bonds:
Government	1,406,544	1,533,425
Industrial and miscellaneous	12,221,152	11,607,837
	13,627,696	13,141,262

Common stocks:
Unaffiliated companies (cost: 2019 - $399,512;
2018 - $450,138)	859,365	733,331
Affiliated companies (cost: 2019 - $16,775;
2018 - $16,525)	1,417	1,006
	860,782	734,337

Mortgage loans	458,883	589,432
Real estate:
Property occupied by the Society	18,059	18,805
Property held for sale	—	451
	18,059	19,256

Certificateholders’ loans	147,723	152,721
Securities lending reinvested collateral assets	375,154	353,066
Other invested assets	451,845	412,653
Total cash and invested assets	16,303,496	15,671,455

Investment income due and accrued	127,567	128,982
Electronic data processing equipment	3,422	5,306
Receivable from affiliates	669	1,204
Other assets	3,284	2,947
Separate account assets	902,209	666,036
Total admitted assets	$17,340,647	$16,475,930

Modern Woodmen of America

Balance Sheets – Statutory Basis
(Dollars in Thousands)

	December 31
	2019	2018
Liabilities and surplus
Liabilities:
Aggregate reserves for certificates and contracts:
Life and annuity	$12,908,456	$12,730,643
Accident and health	1,784	1,991
Certificate and contract claims	33,146	41,531
Other certificateholders’ funds	3,460	3,437
Dividends payable to certificateholders	8,090	7,300
Accrued commissions, general expenses, and taxes	17,676	15,854
Payable for securities lending collateral	375,154	353,066
FHLB advances	567,907	372,976
Other liabilities	85,870	66,981
Liability for employees’ and fieldworkers’ benefits	63,925	63,481
Interest maintenance reserve	28,556	36,649
Asset valuation reserve	326,105	237,056
Separate account liabilities	902,209	666,036
Total liabilities	15,322,338	14,597,001

Surplus:
Appropriated	—	278,604
Unassigned and other surplus funds	2,018,309	1,600,325
Total surplus	2,018,309	1,878,929

Total liabilities and surplus	$17,340,647	$16,475,930

See accompanying notes.

Modern Woodmen of America

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017

Income:
Premiums and other considerations:
Life	$253,031	$243,085	$239,879
Annuities	704,700	$720,004	$761,680
Accident and Health	58	71	83
Investment income, net of investment expenses	613,344	599,895	568,378
Amortization of interest maintenance reserve	12,941	16,053	16,186
Other income	9,049	12,350	8,031
Total income	1,593,123	1,591,458	1,594,238

Benefits and expenses:
Benefits:
Life	236,238	237,160	231,060
Annuities	882,378	827,894	797,087
Accident and Health	370	511	314
Increase in aggregate reserves for certificates
and contracts and other certificateholders’
funds	144,533	149,748	231,496
Employees’ and fieldworkers’ benefit plans	9,721	7,362	6,150
Commissions	53,784	56,702	65,461
General insurance expenses	111,728	115,942	108,488
Insurance, taxes, licenses, and fees	8,293	6,788	7,129
Net transfers to separate accounts	55,701	112,778	87,492
	1,502,746	1,514,885	1,534,678
Fraternal, charitable, and benevolent expenses	26,684	27,486	28,696
Total benefits and expenses	1,529,430	1,542,371	1,563,374

Net gain from operations before dividends to
certificateholders and net realized capital gains	63,693	49,087	30,864

Dividends to certificateholders	8,241	7,415	7,380
Net gain from operations before net realized
capital gains	55,452	41,672	23,484

Net realized capital gains	34,074	68,211	65,409
Net income	$89,526	$109,883	$88,893

See accompanying notes.

Modern Woodmen of America

Statements of Changes in Surplus – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017

Surplus, Balance at beginning of year	1,878,929	1,820,288	1,632,782
Net income	89,526	109,883	88,893
Change in net unrealized capital gains	184,961	(127,597)	136,578
Change in asset valuation reserve	(89,049)	39,115	(26,177)
Change in nonadmitted assets	1,612	(11,064)	(2,980)
Pension/postretirement plan adjustments	(15,254)	66,456	(9,167)
Correction of prior year errors	(32,657)	(18,300)	—
Other increases, net	241	148	359
Surplus, Balance at end of year	2,018,309	1,878,929	1,820,288

See accompanying notes.

Modern Woodmen of America

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premium and annuity considerations	$957,749	$963,260	$1,001,543
Investment income, net	612,728	600,363	565,136
Miscellaneous income	9,049	12,349	8,031
Total cash provided by operations	1,579,526	1,575,972	1,574,710

Benefit and loss-related payments	(1,116,185)	(1,061,737)	(997,902)
Commissions and other expenses paid	(204,005)	(202,523)	(208,073)
Dividends paid to certificateholders	(7,451)	(7,415)	(7,380)
Net transfers to separate accounts	(62,638)	(114,583)	(94,117)
Total cash used in operations	(1,390,279)	(1,386,258)	(1,307,472)
Net cash provided by operating activities	189,247	189,714	267,238

Investing activities
Proceeds from investments sold or matured:
Bonds	1,394,411	1,356,058	1,304,276
Stocks	132,769	150,116	218,285
Mortgage loans	130,548	56,084	49,297
Real Estate	—	3,282	—
Other invested assets	77,364	78,340	80,912
Miscellaneous proceeds	14,411	3,956	84,170
Total investment proceeds	1,749,503	1,647,836	1,736,940

Cash applied, cost of investments acquired:
Bonds	(1,871,453)	(1,699,890)	(1,638,508)
Stocks	(61,451)	(77,180)	(154,778)
Mortgage loans	—	(64,120)	(106,910)
Real estate	(351)	(389)	(763)
Other invested assets	(99,660)	(121,260)	(69,892)
Miscellaneous applications	(22,088)	(37,706)	(9,782)
Total investment applications	(2,055,003)	(2,000,545)	(1,980,633)

Net decrease in certificateholders’ loans	5,590	4,269	7,278
Net cash used in investing activities	(299,910)	(348,440)	(236,415)

Financing and miscellaneous activities
Cash provided:
FHLB advances	194,750	106,330	140,720
Securities lending	(11,311)	(5,314)	11,675
Other cash provided (used)	21,849	30,122	(68,483)
Net cash provided by financing and miscellaneous activities	205,288	131,138	83,912

Net increase (decrease) in cash and short-term investments	94,625	(27,588)	114,735
Cash and short-term investments at beginning of year	268,729	296,316	181,581
Cash and short-term investments at end of year	$363,354	$268,728	$296,316

See accompanying notes.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements
(Dollars in Thousands)

December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Modern Woodmen of America (the Society) was incorporated on May 5, 1884, in the state of Illinois, as a tax-exempt fraternal benefit society. The Society is licensed to sell insurance in every state except Alaska, Hawaii, and New York. The majority of the Society’s business is in the midwestern and southeastern portions of the United States.

MWA Financial Services, Inc. was established as a wholly owned subsidiary of the Society on February 2, 2001, operating as an introducing broker-dealer to engage in the sales of nonproprietary mutual funds, equity securities, and variable products offered by the Society to its members. The equity securities and certain nonproprietary products are cleared through Pershing LLC.

MWAGIA, Inc. was established on September 6, 2001, as a wholly owned subsidiary of MWA Financial Services, Inc. The subsidiary is involved in the sale of nonproprietary insurance products through the Society’s agents licensed to sell this type of coverage.

On December 13, 2018, Axos Bank (“Axos”), the banking subsidiary of Axos Financial, Inc. (NYSE:AX), announced that it had signed a deposit assumption agreement to acquire the deposits of MWABank, a wholly-owned subsidiary of the society which began operations in 2003. Axos did not assume any other assets, employees, or branches in this transaction. Axos and MWABank completed the deposit acquisition and transfer on March 15, 2019, with MWABank selling any remaining assets and dissolving.

Significant Risks

The following is a description of what management believes to be significant risks facing diversified financial service organizations and how the Society mitigates those risks:

●

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Society mitigates this risk by offering a wide range of products and operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices that identify and minimize the adverse impact of this risk.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

●

Credit risk is the risk that issuers of securities owned by the Society or borrowers on mortgage loans on real estate will default or that other parties that owe the Society money will not pay. The Society minimizes this risk by adhering to a conservative investment strategy and by maintaining sound credit and collection policies. The Society mitigates this risk by only entering into transactions with creditworthy counterparties.

●

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Society’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. The Society mitigates this risk by charging fees for certain certificateholders’ contract terminations, by offering products that transfer this risk to the purchaser, and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Society’s statutory-basis financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the statutory-basis financial statements and accompanying notes.

Basis of Presentation

The Society’s financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Illinois Department of Insurance (statutory accounting practices), which practices differ in some respects from U.S. generally accepted accounting principles (GAAP).

The more significant differences between statutory accounting practices and GAAP follow.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners’ (NAIC) rating for statutory purposes. For GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of surplus for those designated as available-for-sale.

All single-class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An OTTI is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. If it is determined that an OTTI has occurred as a result of the cash flow analysis, the security is written down to the estimated future cash flows discounted at the security’s effective interest rate. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

Changes in unrealized capital gains and losses on common stock are charged to surplus for statutory purposes.  For GAAP purposes, beginning in 2019 unrealized gains and losses are a component income.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS, and ABS securities), other than high-credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI is separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in other comprehensive income (OCI). If high-credit quality securities are adjusted, the retrospective method is used.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investment and foreclosed real estate are carried at the lower of cost or fair value and are reported net of related obligations for statutory purposes rather than at cost less accumulated depreciation under GAAP. Investment income and operating expenses include imputed rent for the Society’s occupancy of those properties for statutory purposes.

Under a formula determined by the NAIC, the Society defers in the Interest Maintenance Reserve (IMR) the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in operations net of transfers to the IMR for statutory purposes rather than reported in the statements of operations in the period that the asset giving rise to the gain or loss is sold under GAAP.

Declines in the value of investments due to noninterest-related risk are provided for through the establishment of an NAIC formula-determined statutory asset valuation reserve (AVR) with changes charged directly to surplus, rather than solely through recognition in the statements of operations for declines in value, when such declines are judged to be other than temporary under GAAP.

The accounts and operations of the Society’s subsidiaries are not consolidated with the accounts and operations of the Society as would be required under GAAP.

The costs of acquiring and renewing business are charged to current operations as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the present value of expected gross profit margins for GAAP purposes.

Certain assets designated as nonadmitted are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent these assets are not impaired.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Certificate reserves on traditional life insurance products are based on statutory mortality rates and interest, which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals used for GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Certificate reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values under GAAP.

Expense allowances on reinsurance ceded are credited to income at the time the premium is ceded rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. In addition, liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets, as would be required under GAAP.

Revenues for universal life-type policies and annuity policies consist of the entire premiums received, and benefits incurred represent the total death benefits paid and the change in policy reserves for statutory purposes. Under GAAP, revenues include only policy charges for the cost of insurance, certificate initiation and administration, surrender charges, and other fees that have been assessed against certificate account values, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

For purposes of calculating the Society’s pension and postretirement benefit obligations, any postretirement benefit plan or other retirement benefit plan in an overfunded status recorded as an asset is considered non-admitted for statutory-basis accounting. In addition, unrecognized gains or losses and unrecognized service costs are included in OCI under GAAP.

Dividends to certificateholders are recognized when declared for statutory purposes rather than over the term of the related policies under GAAP.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

For securities lending programs, cash collateral received which may be sold or repledged by the Society is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Society’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant statutory accounting practices follow.

Cash and Short-Term Investments

In connection with the preparation of its statutory-basis statements of cash flow, the Society considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments. These investments have been valued at amortized cost, which approximates fair value.

Investments

Securities are valued in accordance with methods prescribed by the NAIC. Bonds are stated principally at cost, adjusted for amortization of premiums and accretion of discounts, both computed using the interest method. Preferred stocks are stated principally at cost. Common stocks are reported at fair value, as determined by the Securities Valuation Office of the NAIC (SVO) for unaffiliated companies, if available, with changes in unrealized gains or losses credited or charged directly to surplus. For the Society’s noninsurance subsidiaries, the common stock is reported based on underlying GAAP equity. Minor ownership interests in limited partnerships are also carried at a related share of GAAP equity.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are predominantly first liens on large commercial buildings and are stated primarily at the unpaid principal balance. The Society records impaired loans at the present value of expected future cash flows discounted at the loan’s effective interest rate, or as an expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral-dependent. A loan is impaired when it is probable that the creditor will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Certificateholders’ loans are reported at unpaid principal balance.

Land is reported at cost. Real estate occupied by the Society, real estate held for the production of income, and real estate held for sale are reported at depreciated cost net of related obligations. Real estate that the Society has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized gains and losses on sales are determined on the basis of specific identification of investments. Changes in admitted asset carrying amounts of bonds and common stocks are generally credited or charged directly to unassigned and other surplus funds. However, the carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its estimated fair value, and a specific write-down through realized losses is taken, except for certain mortgage and asset backed securities. For mortgage and asset backed securities where the Society has the ability and intent to hold until recovery, the carrying values are written down through realized losses to the extent the estimated future cash flows discounted at the original effective interest rate are less than the carrying amount. For those same mortgage and asset backed securities, the difference between the estimated discounted cash flows and fair value is charged directly to surplus.

The AVR provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate, and other invested assets, with related increases or decreases being recorded directly to surplus. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus.

The IMR primarily defers certain interest-related gains and losses on sales of fixed income securities, which are amortized into net investment income over the estimated remaining lives of the investments sold.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

The Society’s investment policy requires it to maintain a diversified, high average quality debt securities portfolio and imposes limits on holdings of lower quality securities, including those with heightened risk-reward exposure. Credit exposure is regularly monitored on an overall basis and from industry, geographic, and individual issuer perspectives. Duration/cash flow characteristics of fixed-income investments are compared with those of insurance liabilities to ascertain that durations are prudently managed.

Interest income is recognized on an accrual basis. Dividends are recorded on the ex-dividend date. Income is generally not recorded on investments when there is evidence of default or another indication that such amounts will not be collected. There was no excluded investment income for the years ended December 31, 2018, 2017, or 2016.

Electronic Data Processing

The admitted value of the Society’s electronic data processing equipment is limited to 3% of surplus. The admitted portion is reported at cost, less accumulated depreciation of $4,850 and $5,926 in 2019 and 2018, respectively. Depreciation expense is computed using the straight-line method over the lesser of the useful lives of the assets or three years. Depreciation expense charged to operations in 2019, 2018, and 2017 was $2,303, $1,522, and $1,483, respectively.

Reserves for Life, Annuity, and Accident and Health Certificates

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than, or equal to, the minimum or guaranteed certificate cash values or the amounts required by the Illinois Department of Insurance. The Society returns premiums beyond the month of death. Surrender values on certificates do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force. At December 31, 2014, the Society established $51,000 in additional reserves related to cash flow testing. No such additional reserves were established during 2019 or 2018 beyond the $51,000 in reserves that continue to be held.

At December 31, 2019 and 2018, the Society had $13,021,909 and $13,022,260 respectively, of insurance in force for which net premiums exceed the gross premiums. Deficiency reserves corresponding to the above insurance were approximately $147,753 and $237,922 at December 31, 2019 and 2018, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, midterminal reserves are based on an approximate multiple of the standard mortality rates. For flat extra ratings, midterminal reserves are based on the standard or substandard mortality rates increased by one half of the gross annual premium.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is also determined by formula.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of all reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and cash basis evaluations. Although considerable variability is inherent in such estimates, the Society believes that the liability for unpaid claims is adequate. These estimates are continually reviewed, and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

The liabilities related to guaranteed investment contracts and certificateholder funds left on deposit with the Society generally are equal to fund balances less applicable surrender charges.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits, the Society complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA).

The Society has elected the three-year Life Principles Based Reserving (PBR) deferral and therefore does not currently have any life PBR reserves.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

To determine the CTE Amount, the Society uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and prudent estimate assumptions based on Society experience. The SSA is determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2019 and 2018, the Society had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserves Held	Reinsurance Reserve Credit

December 31, 2019
Guaranteed minimum death benefit	$1,277,471	$1,235,261	$—

December 31, 2018
Guaranteed minimum death benefit	$1,012,786	$977,156	$—

Revenue Recognition and Related Expenses

Life premiums are recognized as income over the premium paying period of the related certificates. Annuity considerations are recognized as revenue when received. Deposits on contracts with no mortality or morbidity risk are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as commissions, are charged to operations as incurred.

Dividends to Certificateholders

Dividends to certificateholders are expensed as incurred. Dividend rates are established by the Society’s Board of Directors. Participating business written accounted for substantially all of total premiums earned in 2019, 2018, and 2017.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are for individual variable annuities with a nonguaranteed return, and for which the certificateholder, rather than the Society, bears the investment risk. Separate account assets,

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

which consist of investments in mutual funds, are reported at estimated fair value. Revenues and expenses related to the separate accounts, to the extent of benefits paid or provided to the separate accounts’ certificateholders, are excluded from the amounts reported in the accompanying statements of operations. Fees charged on separate account certificateholder deposits are included in other income.

Reinsurance

The Society reinsures certain risks related to a portion of its business. Reinsurance premiums, expenses, and reserves related to reinsured business are accounted for on a basis consistent with that used for the original policies issued and the terms of the reinsurance contracts. Premiums and expenses are stated net of amounts related to reinsurance agreements. In 2019, 2018, and 2017, insurance premiums were reduced by $33,774, $31,970, and $32,298, respectively, for amounts paid under the cession agreements. In addition, benefits were reduced by $13,183, $16,713, and $11,304 in 2019, 2018, and 2017, respectively, for amounts received under the cession agreements. Insurance reserves applicable to reinsurance ceded have also been reported as reductions of reserves (2019 – $154,022; 2018 – $141,200). The Society is contingently liable with respect to reinsurance ceded to other entities in the event the reinsurer is unable to meet the obligations that it has assumed.

The standard applicable for XXX/AXXX reinsurance is Actuarial Guideline 48. The Society does not have any Covered Policies in force as defined by Actuarial Guideline 48.

Other

Nonadmitted assets (principally certain investments, receivables, and furniture and equipment) have been excluded from the balance sheets by a charge to surplus.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes and Corrections of Errors

During the second quarter of 2019, an immaterial error was discovered in the universal life secondary guarantee life reserve calcualtion due to a coding error dating back to 2013. The error resulted in the understatement of reserves of $32.7 million at December 31, 2018. This change was recorded as a prior period error with the adjustment recorded as an increase to reserves and a decrease to surplus in the second quarter of 2019.

During the first quarter of 2018, an error was discovered in aggregate reserves for 2017 due to a timing issue between two systems. The error resulted in the understatement of reserves of $18.3 million at December 31, 2017. This change was recorded as a prior period error with the adjustment recorded as an increase to reserves and a decrease to surplus in the first quarter of 2018.

Recent Accounting Pronouncements

U.S. tax legislation referred to as the “Tax Cuts and Jobs Act” (tax reform act) was enacted on December 22, 2017. The effects of tax legislation are recognized in the period of enactment under statutory guidance. The effects of the tax reform act were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the Statutory Accounting Principles Working Group Interpretation 18-01 (INT 18-01). INT 18-01 provides guidance on accounting for the effects of the U.S. tax reform where our determinations are incomplete but we are able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. No provisional adjustments were recorded in 2018. As a tax-exempt fraternal benefit society, the tax reform act did not have a significant impact on the Society.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments

The amortized cost and estimated fair value of bonds and preferred and common stocks as of December 31, 2019 and 2018, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds:
U.S. government and agencies	$1,036,132	$31,491	$(1,443)	$1,066,180
States and political subdivisions	370,411	9,424	(226)	379,609
Corporate securities	10,462,370	520,684	(2,905)	10,980,149
Mortgage and asset-backed securities	1,758,783	35,292	(2,435)	1,791,640
	$13,627,696	$596,891	$(7,009)	$14,217,578
Preferred stocks	$—	$—	$—	$—
Common stocks – unaffiliated	$399,512	$464,928	$(5,075)	$859,365

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
U.S. government and agencies	$1,002,802	$10,999	$(13,684)	$1,000,117
States and political subdivisions	530,623	10,244	(188)	540,679
Corporate securities	10,532,571	76,892	(207,259)	10,402,204
Mortgage and asset-backed securities	1,075,266	10,232	(9,038)	1,076,460
	$13,141,262	$108,367	$(230,169)	$13,019,460
Preferred stocks	$—	$—	$—	$—
Common stocks – unaffiliated	$450,138	$304,939	$(21,746)	$733,331

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The following tables show amortized costs, gross unrealized losses, and fair values of bonds aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	December 31, 2019
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
U.S. government and agencies	$67,944	$(648)	$67,296
States and political subdivisions	8,250	(70)	8,180
Corporate securities	176,390	(1,348)	175,042
Mortgage and asset-backed securities	284,001	(997)	283,004
	536,585	(3,063)	533,522

Greater than 12 months:
U.S. government and agencies	15,373	(795)	14,578
States and political subdivisions	7,899	(156)	7,743
Corporate securities	61,320	(1,557)	59,763
Mortgage and asset-backed securities	158,139	(1,438)	156,701
	242,731	(3,946)	238,785
Total	$779,316	$(7,009)	$772,307

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

	December 31, 2018
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
U.S. government and agencies	$90,521	$(830)	$89,691
Corporate securities	3,378,425	(60,155)	3,318,270
Mortgage and asset-backed securities	410,389	(6,052)	404,337
	3,879,335	(67,037)	3,812,298

Greater than 12 months:
U.S. government and agencies	443,414	(12,854)	430,560
States and political subdivisions	14,906	(188)	14,718
Corporate securities	3,084,212	(147,104)	2,937,108
Mortgage and asset-backed securities	208,028	(2,986)	205,042
	3,750,560	(163,132)	3,587,428
Total	$7,629,895	$(230,169)	$7,399,726

Included in the above tables are 117 securities from 100 issuers at December 31, 2019, and 1,053 securities from 271 issuers at December 31, 2018. Approximately 97% and 96% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade at
December 31, 2019 and 2018, respectively. Investment grade securities are defined as those securities rated a “1” or “2” by the SVO. Unrealized losses on investment grade securities are principally related to changes in market interest rates or changes in credit spreads since the securities were acquired.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The Society defines its exposure to subprime mortgages as those securities that are not backed by FNMA, FHLMC, or GNMA; whole loans not classified as either Prime or Alt-A; and any CDO that has exposure to subprime collateral. The Society does not buy any subprime collateral directly. All exposure to subprime collateral was taken thru the CDO structure with managers that had significant experience in investing in this asset class. The Society holds one CDO with direct subprime exposure which had an adjusted book value of $0 at December 31, 2019 and 2018. The Society monitors its whole loan portfolio closely for signs of mortgage-related risk exposure. All whole loan positions were rated the equivalent of an NAIC 1 at December 31, 2019 and 2018, and showed no signs that any were impaired.

The Society monitors the financial condition and operations of the securities rated below investment grade and of certain investment grade securities for which it has concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, the Society reviews factors such as:

●	Historical operating trends.

●	Business prospects.

●	Status of the industry in which the issuer operates.

●	Quality of management.

●	Size of the unrealized loss.

●	Length of time the security has been in an unrealized loss position.

●	Whether or not the Society plans to sell a security prior to its maturity at an amount below its carrying amount.

●	Whether or not the Society has the ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount.

The Society believes the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and the Society has the ability and intent to hold these securities until they recover in value or mature.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

At December 31, 2019, the Society had $671 of gross unrealized losses on equity securities with an estimated fair value of $16,920 that have been in an unrealized loss position for more than one year and $2,383 of gross unrealized losses on equity securities with an estimated fair value of $23,110 that have been in an unrealized loss position for less than one year. At December 31, 2018, the Society had $2,863 of gross unrealized losses on equity securities with an estimated fair value of $6,942 that have been in an unrealized loss position for more than one year and $18,883 of gross unrealized losses on equity securities with an estimated fair value of $108,872 that have been in an unrealized loss position for less than one year.

The Society is required to categorize its loan-backed and structured securities impairments based upon the reason for which the Society recognized an OTTI. No loan-backed and structured securities were impaired during the year ended December 31, 2019, 2018 and 2017.

The unrealized losses of loan-backed securities where fair value is less than cost or amortized cost for which OTTI has not been recognized in earnings at December 31, 2019, is as follows:

Continuous Unrealized Loss Position	Amortized Cost	Unrealized Loss	Fair Value

Less Than 12 Months	$321,690	$(1,500)	$320,190
12 Months or Longer	173,689	(2,411)	171,278

No securities were held at December 31, 2019 and 2018 with a recognized OTTI where the present value of cash flows expected to be collected were less than the amortized cost basis of the securities.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The amortized cost and estimated fair value of bonds at December 31, 2019, by final contractual maturity, are shown below. Expected maturities will differ from final contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value

Due in one year or less	$777,509	$784,965
Due one through five years	5,035,664	5,236,345
Due five through ten years	4,836,265	5,130,203
Due after ten years	619,901	670,915
	11,269,339	11,822,428
Mortgage-backed and other securities without a single maturity date	2,358,357	2,395,150
	$13,627,696	$14,217,578

Major categories of net investment income are summarized as follows:

	Year Ended December 31
	2019	2018	2017

Bonds	$541,492	$524,084	$515,550
Preferred stocks	—	—	17
Common stocks (unaffiliated)	11,660	12,623	12,710
Mortgage loans	29,001	34,608	33,172
Real estate	4,086	4,783	5,003
Certificateholders’ loans	10,108	10,357	10,527
Cash and short-term investments	6,615	3,858	1,790
Other invested assets	36,135	30,718	8,020
Other	3,501	1,823	1,953
	642,598	622,854	588,742
Less investment expenses	29,254	22,959	20,364
	$613,344	$599,895	$568,378

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The major components of realized capital gains (losses) on investments reflected in operations and unrealized capital gains (losses) on investments reflected directly in surplus for the years ended December 31, are summarized as follows:

	Realized			Change in Unrealized
	2019	2018	2017	2019	2018	2017

Bonds	$4,926	$3,841	$27,911	$9	$194	$1,138
Preferred stocks	—	—	420	—	—	—
Common stocks	20,943	54,633	37,775	176,820	(120,994))	110,860
Real Estate	(881)	2,955	—	—	—	—
Derivatives	1,981	156	1,248	(472)	206	(157)
Other invested assets	11,953	4,871	20,104	8,604	(7,003)	24,737
Total capital gains (losses)	38,922	66,456	87,458	184,961	(127,597)	136,578

Transferred (to) from interest maintenance reserve	(4,848)	1,755	(22,049)	—	—	—
Net capital gains (losses)	$34,074	$68,211	$65,409	$184,961	$(127,597)	$136,578

Proceeds from sales of bonds and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2019	2018	2017
Proceeds	$210,032	$324,785	$243,510
Gross realized gains	5,164	4,162	6,730
Gross realized losses	(939)	(4,065)	(638)
Net realized capital gains	$4,225	$97	$6,092

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

OTTIs included in the realized capital losses of bonds, common stocks, and mortgages were as follows:

	Year Ended December 31
	2019	2018	2017
Common stocks (unaffiliated)	$—	$—	$5,218
Common stocks of affiliates - MWABank	22,240	20,000	20,254
Real Estate	881	—	—
Other invested assets	—	1,391	8,184
OTTIs included in realized capital losses	$23,121	$21,391	$33,656

The corporate private placement bond portfolio is diversified by issuer and industry. At December 31, 2019 and 2018, 50.7%, or $7,059,881, and 48.3%, or $6,416,505, respectively, of the Society’s bond portfolio was invested in private placement bonds.

At December 31, 2019 and 2018, 99.8% and 99.9%, respectively, of the Society’s bond portfolio is carried at amortized cost, with the remainder carried at the lower of amortized cost or fair value. Investments totaling $27,987 and $0 were non-income producing at December 31, 2019 and 2018, respectively.

At December 31, 2019, the Society had outstanding funding commitments of $38,729 for private placement bonds and $447,150 for other invested asset contributions.

At December 31, 2019 and 2018, the Society had $480,374 and $524,055, respectively, of securities on loan to approved brokers to earn additional income. The Society receives collateral against the loaned securities and maintains collateral in an amount not less than 102% of the fair value of the loaned securities during the period of the loan. Although risk is mitigated by the collateral, the Society could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2019 and 2018, the aggregate amount of collateral received under 30-day terms or less was $503,980 and $529,914, respectively, and the aggregate fair value of all securities acquired from the sale, trade, or use of the accepted collateral was $375,196 and $353,039, respectively. The carrying value of the collateral reinvested was $375,154 and $353,066 or 2.0% and 2.0% of both the total assets and total admitted assets at December 31, 2019 and 2018, respectively. All collateral was invested in a custom, separately managed account at The Northern Trust Company.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

Maturities of collateral reinvested from securities lending were as follows:

	Year Ended December 31
	2019	2018
30 days or less	$92,000	$116,989
31 to 60 days	75,935	76,470
61 to 90 days	32,466	10,948
91 to 120 days	21,409	3,000
121 to 180 days	4,968	21,951
181 to 365 days	52,000	20,000
1 to 2 years	93,250	—
2 to 3 years	—	88,250
Greater than 3 years	3,126	15,458
Total collateral reinvested	$375,154	$353,066

Securities in which documentation necessary to permit a full credit analysis of the security by the SVO does not exist, interest and principal payments are current and the Society expects to receive payment of all contracted interest and principal are classified as 5GI securities. At December 31, 2019 the Society had no 5GI securities. At December 31, 2018 the Society had one 5GI security with a book adjusted carrying value of $570 and a fair value of $561. During the year ended December 31, 2019 the Society had 110 securities with prepayment penalties and accelerations fees resulting in $16,383 in investment income.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

The following shows pledged or restricted assets at December 31, 2019 and 2018:

	December 31, 2019
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Subject to contractual obligation for which liability is not shown	—	—	—	—	—	0.000	0.000
Collateral held under security lending arrangements	375,154	—	—	—	375,154	2.163	2.163
Subject to repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to reverse repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to dollar repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to dollar reverse repurchase agreements	—	—	—	—	—	0.000	0.000
Placed under option contracts	16,434	—	—	—	16,434	0.095	0.095
Letter stock or securities restricted as to sale	1,417	—	—	—	1,417	0.008	0.008
FHLB capital stock	14,726	—	—	—	14,726	0.085	0.085
On deposit with state	588	—	—	—	588	0.003	0.003
On deposit with other regulatory bodies	—	—	—	—	—	0.000	0.000
Pledged as collateral to FHLB	667,140	—	—	—	667,140	3.847	3.847
Pledged as collateral to New York	98,946	—	—	—	98,946	0.571	0.571
Total Restricted Assets	1,174,405	—	—	—	1,174,405	6.772	6.772

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

	December 31, 2018
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Subject to contractual obligation for which liability is not shown	—	—	—	—	—	0.000	0.000
Collateral held under security lending arrangements	353,066	—	—	—	353,066	2.143	2.143
Subject to repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to reverse repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to dollar repurchase agreements	—	—	—	—	—	0.000	0.000
Subject to dollar reverse repurchase agreements	—	—	—	—	—	0.000	0.000
Placed under option contracts	29,157	—	—	—	29,157	0.177	0.177
Letter stock or securities restricted as to sale	1,006	—	—	—	1,006	0.006	0.006
FHLB capital stock	8,042	—	—	—	8,042	0.049	0.049
On deposit with state	585	—	—	—	585	0.004	0.004
On deposit with other regulatory bodies	—	—	—	—	—	0.000	0.000
Pledged as collateral to FHLB	561,504	—	—	—	561,504	3.408	3.408
Other restricted assets	—	—	—	—	—	0.000	0.000
Total Restricted Assets	953,360	—	—	—	953,360	5.787	5.787

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

Commercial mortgage loans and corporate bonds originated or acquired by the Society represent its primary areas of credit risk exposure. At December 31, 2019 and 2018, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2019	2018		2019	2018

South Atlantic	23%	23%	Industrial	33%	31%
Mid Atlantic	17	20	Retail	26	23
North Central	17	16	Other	23	23
Mountain	17	14	Office	18	23
South Central	13	15
Pacific	10	9
New England	2	2
Other	1	1

The credit quality for mortgage loans is monitored based on their watch list status, as determined by stringent parameters considering continued viability of the tenants providing the income stream, remaining amortization, and cross collateralization. At December 31, 2019 and 2018, the breakdown of mortgage loans by watch list status is as follows:

	December 31
	2019	2018
Watch List	$54,704	$10,872
Non-Watch List	404,179	578,560
	$458,883	$589,432

A review of each mortgage loan is performed quarterly to determine if impairments are necessary. Mortgage loans are considered impaired when collectability of amounts due according to the contractual terms of the mortgage agreement is not probable.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

2. Investments (continued)

During 2019, there were no new mortgage loans. During 2018, the respective maximum and minimum lending rates for mortgage loans were 4.80% and 3.55%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 2019 and 2018, the Society held no mortgages with interest overdue more than 180 days. During 2019 and 2018, no interest rates were reduced. The Society accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continue to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. There were no tax assessments or advances made on mortgage loans during 2019. There were no impairments on mortgage loans during 2019 and 2018. At December 31, 2019 and 2018, the Society held no restructured mortgages. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. The Society had no loan commitments that were made in 2019.

The Society impaired a real estate investment in December 2019. As MWABank was dissolved in 2019, demolition of the bank building is expected to occur in 2020. The Society recognized an impairment loss of $881 in 2020. As of December 31, 2019, the value of the land was recorded at $195. The former Swiss Valley Building had been re-classified as held for sale during 2018. The Society re-classified this property during 2019 from held for sale to properties occupied by the company. The Society has decided to use the portion of the building not currently leased as a disaster recovery site for the Home Office.

3. Investments in Affiliated Companies

At December 31, 2019 and 2018 the Society’s investments in affiliated companies carried at the underlying GAAP basis equity for MWA Financial Services, Inc. was 1,417 and 1,006, respectively.

NAIC filing response information is as follows:

	Type of NAIC Filing	Date of Filing To NAIC	NAIC Valuation Amount	NAIC Response Received	Resubmission Required

MWA Financial Services	S2	05/10/2019	$1,006	Y	N
Total			$1,006

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

3. Investments in Affiliated Companies (continued)

At December 31, 2019 and 2018, the total consolidated assets of MWA Financial Services, Inc. were $3,336 and $2,610, respectively. Net income for the year ended December 31, 2019 was $161 and net losses for the years ended December 31, 2018, and 2017 were $181, and $535, respectively.

At December 31, 2018, the total assets of MWABank were $314,797. Net income for the year ended December 31, 2018 was $414 and net loss for the year ended December 31, 2017 was $5,821. In addition, the Society determined the decline in fair value of MWABank to be other than temporary based on the information disclosed in Note 1 concerning the deposit acquisition and transfer to Axos and recognized an impairment loss of $20,000, reducing its cost basis to zero. Axos and MWABank completed the deposit acquisition and transfer on March 15, 2019, with MWABank dissolving at that time.

The Society entered into separate servicing agreements with MWA Financial Services, Inc. and MWABank, whereby these affiliates will reimburse the Society for direct and allocated indirect costs. Total costs reimbursed by the affiliates were $4,672, $6,746, and $6,356 during 2019, 2018, and 2017, respectively. The Society made capital contributions of $250, $250, and $250 to MWA Financial Services, Inc. during 2019, 2018, and 2017, respectively. Additionally, the Society made no capital contributions to MWABank during 2019, 2018 and 2017.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheets approximate their fair value due to their liquid nature or expected short-term settlement.

Bonds, preferred stocks, and unaffiliated common stocks: Fair values are based on quoted market prices in active markets or dealer quotes. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investment.

Mortgage loans: Fair values for mortgage loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

Other invested assets: Hedge funds are valued at quoted market prices which represent the net asset value (NAV) provided by the administrators of the fund. Significant investment strategies include fund of funds, multi-strategy, event driven, global macro, distressed debt and fixed income/arbitration. There are no unfunded commitments for these funds. Redemption of these funds generally requires prior written notice (quarterly redemption with 60 days’ notice) and varies by fund. Fair values for remaining other invested assets are not required to be disclosed as they are accounted for under the equity method.

Certificateholders’ loans: Certificateholders’ loans have no defined maturity and are secured by the value of the underlying insurance policies. The Society believes that the carrying value approximates the fair value of the certificateholder loans.

Separate account assets: Separate account assets are reported at estimated fair value in the Society’s statutory-basis balance sheets based upon net asset values provided by the underlying mutual funds.

Securities lending reinvested collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash and short-term investments and Bonds, preferred stocks, and unaffiliated stocks.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

Aggregate reserves for interest-sensitive certificates and contracts, life and annuity: The Society’s investment contracts, deferred annuities, and single premium deferred annuities have variable rates and can be repriced quarterly. As there have been no significant changes in the credit quality of the instruments or significant fluctuations in interest rates, their fair value is estimated at their carrying value less expected surrender charges.

Certificate and contract claims, other certificateholders’ funds, and dividends payable to certificateholders: The carrying amounts reported in the statutory-basis balance sheets for these items approximate their fair value because short-term settlement is expected.

Liabilities related to separate accounts: Separate account liabilities are estimated at cash surrender value, the cost the Society would incur to extinguish the liability.

Fair values for the Society’s insurance contracts other than investment-type contracts (including separate account liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Society’s overall management of interest rate risk, such that the Society’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Society’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy designed to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable in the market. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

●	Quoted prices for similar assets and liabilities in active markets

●	Quoted prices for identical or similar assets or liabilities in markets that are not active

●	Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)

●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The valuation techniques used by the Society to measure fair value during the years ended December 31, 2019 and 2018, maximized the use of observable inputs and minimized the use of unobservable inputs. The estimated carrying amounts and fair values of the Society’s financial instruments subject to provisions of Statement of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements are as follows:

	December 31, 2019
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash and short-term investments	$363,354	$363,976	$74,902	$289,074	$—	$—
Bonds	13,627,696	14,217,578	—	14,217,578	—	—
Common stocks – unaffiliated	859,365	859,365	814,846	—	14,726	29,793
Mortgage loans	458,883	501,716	—	—	501,716	—
Other invested assets	88,154	88,154	—	—	—	88,154
Certificateholders’ loans	147,723	147,723	—	147,723	—	—
Separate account assets	902,209	902,209	—	—	—	902,209
Securities lending reinvested collateral	375,154	375,196	—	375,196	—	—
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	9,836,068	9,544,418	—	—	9,544,418	—
Separate account liabilities	902,209	902,209	902,209	—	—	—
Securities lending reinvested collateral	375,154	375,154	—	375,154	—	—
Call options	424	424	424	—	—	—

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

	December 31, 2018
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash and short-term investments	$268,728	$269,549	$113,262	$156,287	$—	$—
Bonds	13,141,262	13,019,460	—	13,019,460	—	—
Common stocks – unaffiliated	733,331	733,331	700,857	—	8,042	24,432
Mortgage loans	589,432	615,273	—	—	615,273	—
Other invested assets	98,409	98,409	—	—	—	98,409
Certificateholders’ loans	152,721	152,721	—	152,721	—	—
Separate account assets	666,036	666,036	—	—	—	666,036
Securities lending reinvested collateral	353,066	353,039	—	353,039	—	—
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	9,871,517	9,639,643	—	—	9,639,643	—
Separate account liabilities	666,036	666,036	666,036	—	—	—
Securities lending reinvested collateral	353,066	353,039	—	353,0039	—	—
Call Options	152	152	152

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table provides information as of December 31, 2019 and 2018 about the Society’s financial assets measured at fair value.

	December 31, 2019
	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value
Common stocks – unaffiliated	$814,846	$—	$14,726	$29,793	$859,365
Other invested assets	—	—	—	88,154	88,154
Separate account assets	—	—	—	902,209	902,209
Total	$814,846	$—	$14,726	$1,020,156	$1,849,728
Liabilities at Fair Value
Call options	$424	$—	$—	$—	$424
Total	$424	$—	$—	$—	$424

	December 31, 2018
	Level 1	Level 1	Level 1	Level 1	Level 1
Assets at Fair Value
Common stocks – unaffiliated	$700,857	$—	$8,042	$24,432	$733,331
Other invested assets	—	—	—	98,409	98,409
Separate account assets	—	—	—	666,036	666,036
Total	$700,857	$—	$8,042	$788,877	$1,497,776
Liabilities at Fair Value
Call options	$152	$—	$—	$—	$152
Total	$152	$—	$—	$—	$152

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in assets classified in Level 3 for 2019:

	Balance at January 1, 2019	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2019
Bonds
Issuer obligations	$—	$—	$—	$6	$—	$—	$(6)	$—
Residential mtg-backed	—	—	—	—	—	—	—	—
Other loan-backed and structured securities	—	—	—	80	9	—	(89)	—
Common stock
FHLB	8,042	—	—	—	—	11,118	(4,434)	14,726
Total	$8,042	$—	$—	$86	$9	$11,118	$(4,529)	$14,726

(a)	Recorded as a component of net realized capital gains (losses) in the statement of operations

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the statements of changes in surplus.

Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

As of December 31, 2019, the reported market value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $14,726 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

4. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in assets classified in Level 3 for 2018:

	Balance at January 1, 2018	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2018
Bonds
Issuer obligations	$—	$—	$—	$15	$—	$—	$(15)	$—
Residential mtg-backed	—	—	—	—	—	—	—	—
Other loan-backed and structured securities	—	—	—	419	194	—	(613)	—
Common stock
FHLB	5,916	—	—	—	—	3,011	(885)	8,042
Total	$5,916	$—	$—	$434	$194	$3,011	$(1,513)	$8,042

(a)	Recorded as a component of net realized capital gains (losses) in the statement of operations

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the statements of changes in surplus.

Transfers into Level 3 were because of a lack of observable market data for these securities. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

As of December 31, 2018, the reported market value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $8,042 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt

The Society has a $100,000 collateralized line of credit available from The Northern Trust Company to borrow funds to complete the purchase of investments or otherwise meet the short-term cash needs of the Society. Interest is payable quarterly at a variable rate. The agreement has no date of expiration. The Society paid $0 in interest during 2019 and 2018 and had no borrowings from this line of credit at December 31, 2019 and 2018. The line of credit agreement is secured by investment securities held in safekeeping at The Northern Trust Company.

The Society is a member of the Federal Home Loan Bank (FHLB) of Chicago. The maximum amount borrowed during 2019 and 2018 was $566,800 and $392,050, respectively. Through its membership agreement, the Society has a total of $567,907 and $372,976 Discount Note and Fixed Rate Fixed Term borrowings from the FHLB Chicago at December 31, 2019 and 2018, respectively. These borrowings are subject to prepayment penalties. This represents a secured borrowing and is accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations as borrowed money. The Society utilized these funds as part of its paired borrowing strategy. During the years ended December 31, 2019 and 2018, interest of $13,095 and $6,114, respectively, was paid on these borrowings. As of December 31, 2019 and 2018, collateral was equal to 3.8% and 3.3% of total assets and 3.8% and 3.3% of total admitted assets, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

A summary of FHLB borrowings as of December 31, 2019 is as follows:

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
10/16/13	10-04-23	1.919%	$5,125	$5,100
10/18/13	10-06-23	1.894	5,288	5,263
10/23/13	10-11-23	1.894	13,750	13,684
07-05-16	07/16/21	1.280	5,005	5,000
07-08-16	07/16/21	1.360	6,007	6,000
07/25/16	07/21/21	1.974	6,010	6,000
10/13/16	10-08-21	2.044	5,009	5,000
10/13/16	10-08-21	2.044	10,018	10,000
10/19/16	10/19/21	2.037	952	8,450
10/28/16	10/22/21	2.012	4,007	4,112
11/18/16	11-12-21	1.934	5,008	5,000
01-04-17	01-09-20	1.730	6,009	6,000
01/13/17	01-07-22	2.044	5,009	5,000
01/13/17	01-07-22	2.044	7,012	7,000
01/17/17	01-12-22	2.044	7,012	7,000
01/18/17	01-12-22	2.044	11,019	11,000
02/15/17	02-09-22	1.933	5,008	5,000
03/14/17	03/27/20	1.920	5,008	5,000
03/14/17	03/16/22	2.360	4,008	4,000
03/15/17	08/15/22	2.400	5,010	5,000
03/28/17	03/28/22	2.210	3,006	3,000
04/19/17	04/25/22	2.020	5,009	5,000
04/21/17	03-01-22	2.010	5,009	5,000
04/21/17	04/22/22	2.037	5,009	5,000
05-08-17	05-04-22	1.898	10,016	10,000
05-12-17	05/13/22	1.934	5,008	5,000
06/28/17	06/22/22	1.956	6,014	6,003
07/14/17	07-08-22	2.044	5,009	5,000
07/20/17	07/15/22	2.037	5,009	5,000
07/20/17	07/15/22	2.037	6,952	6,940
09-12-17	05/15/20	1.650	10,295	10,280
10/18/17	10-12-22	2.044	12,522	12,500
10/18/17	10-12-22	2.044	5,009	5,000
10/18/17	10-12-22	2.044	5,009	5,000
10/20/17	10/14/22	2.037	8,014	8,000
03-06-18	03-09-23	2.870	7,017	7,000
04/18/18	04-12-23	2.094	1,503	1,500
04/18/18	04-12-23	2.094	4,007	10,000
04/18/18	04-12-23	2.094	4,007	10,000
05/14/18	05/25/23	3.070	5,013	5,000
06-05-18	06/15/23	2.970	5,013	5,000
06-05-18	03/15/23	2.950	5,013	5,000
06/19/18	06/19/23	2.980	5,013	5,000
06/19/18	01/17/23	2.970	3,008	3,000

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
06/21/18	01/17/23	2.970%	$7,018	$7,000
07-05-18	08/22/22	2.950	10,025	10,000
07-12-18	07-07-23	2.094	4,839	4,830
11-01-18	11-08-21	3.120	5,013	5,000
11-08-18	11/13/23	3.320	5,014	5,000
11-08-18	05/14/24	3.390	5,015	5,000
11/14/18	11/15/23	3.220	10,028	10,000
11/16/18	11-10-23	1.984	6,010	6,000
11/19/18	11/26/21	3.090	5,013	5,000
11/19/18	11/27/23	3.150	5,014	5,000
12-10-18	12-01-23	3.000	2,005	2,000
01-09-19	09/15/23	2.860	5,263	5,250
01-11-19	01/23/25	2.940	5,013	5,000
01/15/19	01/16/24	2.094	5,009	5,000
01/15/19	01/16/24	2.094	10,018	10,000
01/16/19	01/24/24	2.860	5,012	5,000
02-06-19	02-01-24	1.968	5,008	5,000
02/19/19	02/22/24	2.730	5,012	5,000
03-06-19	04/15/24	2.760	5,012	5,000
03-07-19	04-01-24	2.680	10,023	10,000
04/18/19	04-12-24	2.087	5,009	5,000
04/22/19	04/17/24	2.074	5,009	5,000
07/17/19	07/13/22	2.094	15,027	15,000
07/17/19	07/13/22	2.094	15,027	15,000
07/17/19	07/13/22	2.094	5,009	5,000
07/17/19	07/13/22	2.094	3,005	3,000
07/24/19	07/20/22	2.074	10,018	10,000
07/24/19	07/20/22	2.074	6,512	6,500
08/28/19	09/16/22	1.650	3,004	3,000
08/28/19	09/16/24	1.610	7,010	7,000
10/15/19	10-09-24	2.337	10,020	10,000
10/23/19	10/16/24	2.304	20,040	20,000
11/20/19	11/25/24	1.810	10,016	10,000
11/26/19	01/15/20	1.495	43,064	43,000
12/19/19	01/22/20	1.760	7,004	7,000
12/23/19	03/24/20	1.495	25,011	25,000
Total			$567,907	$586,412

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

A summary of FHLB borrowings as of December 31, 2018 is as follows:

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
10/16/13	10-04-23	2.466%	$5,132	$5,100
10/18/13	10-06-23	2.471	5,296	5,263
10/23/13	10-11-23	2.501	13,771	13,684
07-05-16	07/16/21	1.280	5,006	5,000
07-08-16	01/15/19	0.980	5,004	5,000
07-08-16	07/16/21	1.360	6,007	6,000
07/25/16	07/21/21	2.624	6,014	6,000
10/13/16	10-08-21	2.621	5,011	5,000
10/13/16	10-08-21	2.621	10,023	10,000
10/19/16	10/19/21	2.652	952	8,450
10/28/16	10/22/21	2.681	4,009	4,112
11/18/16	11-12-21	2.745	5,012	5,000
01-04-17	01-09-20	1.730	6,009	6,000
01/13/17	01-07-22	2.621	5,011	5,000
01/13/17	01-07-22	2.621	7,016	7,000
01/17/17	01-12-22	2.651	7,016	7,000
01/18/17	01-12-22	2.651	11,025	11,000
02/15/17	02-09-22	2.743	5,012	5,000
03/14/17	03/27/20	1.920	5,008	5,000
03/14/17	03/16/22	2.360	4,008	4,000
03/15/17	08/15/22	2.400	5,010	5,000
03/28/17	03/28/22	2.210	3,006	3,000
04/19/17	04/25/22	2.020	5,009	5,000
04/21/17	03-01-22	2.010	5,009	5,000
04/21/17	04/22/22	2.652	5,011	5,000
05-03-17	05/13/19	1.520	5,007	5,000
05-08-17	05-04-22	2.709	10,023	10,000
05-12-17	05/13/22	2.745	5,012	5,000
06/28/17	06/22/22	2.801	6,016	6,003
07/14/17	07-08-22	2.621	5,011	5,000
07/20/17	07/15/22	2.652	5,011	5,000
07/20/17	07/15/22	2.652	6,956	6,940
08/30/17	08/30/19	1.560	20,027	20,000
09-12-17	05/15/20	1.650	10,295	10,280
10/18/17	10-12-22	2.651	12,528	12,500
10/18/17	10-12-22	2.651	5,011	5,000
10/18/17	10-12-22	2.651	5,011	5,000
10/20/17	10/14/22	2.652	8,018	8,000
03-06-18	03-09-23	2.870	7,017	7,000
04/18/18	04-12-23	2.701	1,503	1,500
04/18/18	04-12-23	2.701	4,009	10,000
04/18/18	04-12-23	2.701	4,009	10,000
05/14/18	05/25/23	3.070	5,013	5,000
06-05-18	06/15/23	2.970	5,013	5,000

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

5. Funding Arrangements and Debt (continued)

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
06-05-18	03/15/23	2.950%	$5,013	$5,000
06/19/18	06/19/23	2.980	5,013	5,000
06/19/18	01/17/23	2.970	3,008	3,000
06/21/18	01/17/23	2.970	7,018	7,000
07-05-18	08/22/22	2.950	10,025	10,000
07-12-18	07-07-23	2.671	4,841	4,830
11-01-18	11-08-21	3.120	5,013	5,000
11-08-18	11/13/23	3.320	5,014	5,000
11-08-18	05/14/24	3.390	5,015	5,000
11-09-18	02-11-19	2.410	20,066	40,000
11/14/18	11/15/23	3.220	10,028	10,000
11/16/18	11-10-23	2.795	6,014	6,000
11/19/18	11/26/21	3.090	5,013	5,000
11/19/18	11/27/23	3.150	5,014	5,000
12-10-18	12-01-23	3.000	2,004	2,000
Total			$372,976	$411,662

The table below indicates the amount of FHLB stock purchased, collateral pledged, and assets and liabilities related to the agreement with FHLB as of December 31, 2019 and 2018. Stock purchased is classified as Activity Stock for FHLB purposes. Maximum borrowing capacity is calculated as 25% of total net admitted assets excluding separate accounts as of December 31, 2019.

	December 31
	2019	2018

FHLB stock purchased/owned as part of the agreement	$14,726	$8,042
Collateral pledged to the FHLB – carrying value	667,140	561,504
Collateral pledged to the FHLB – fair value	681,547	557,349
Maximum borrowing capacity	4,109,610	3,952,474

At December 31, 2019, the Society had no outstanding commitments for additional FHLB advances to be made in 2020.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities

The Society’s annuity reserves and other certificate holder funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$215,702	$–	$219,873	$435,575	4%
Total with adjustment or at market value	215,702	–	219,873	435,575	4

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	8,396,883	–	651,525	9,048,408	86
Not subject to discretionary withdrawal	1,038,429	–	115	1,038,544	10
Total annuity reserves and deposit fund liabilities – before reinsurance	9,651,014	–	871,513	10,522,527	100%

Less reinsurance ceded	–	–	–	–
Net annuity reserves and deposit fund liabilities	$9,651,014	$–	$871,513	$10,522,527

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$311,060	$–	$257,035	$568,095	5%
Total with adjustment or at market value	311,060	–	257,035	568,095	5

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	8,370,140	–	384,973	8,755,113	86
Not subject to discretionary withdrawal	895,393	–	99	895,492	9
Total annuity reserves and deposit fund liabilities – before reinsurance	9,576,593	–	642,107	10,218,700	100%

Less reinsurance ceded	–	–	–	–
Net annuity reserves and deposit fund liabilities	$9,576,593	$–	$642,107	$10,218,700

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

A reconciliation of total annuity actuarial reserves and deposit fund liabilities is as follows:

	December 31
	2019	2018
Life and Accident and Health Annual Statement:
Annuity reserves, total net	$9,260,188	$9,183,511
Supplementary contracts with life contingencies, total net	47,915	50,587
Deposit-type contracts, total net	342,911	342,495
	9,651,014	9,576,593
Separate Accounts Annual Statement:
Annuity reserves, total net	871,513	642,107
Total annuity actuarial reserves and deposit fund liabilities	$10,522,527	$10,218,700

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

6. Annuity Reserves and Deposit Fund Liabilities (continued)

Life actuarial reserves in the General Account as of December 31, 2019 are as follows:

	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term policies	$-	$7,147	$62,703
Universal life	1,164,366	1,136,208	1,165,708
Universal life with
secondary guarantees	78,459	50,841	271,528
Other permanent cash values
life insurance	502,860	1,485,065	1,591,313

Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value			191,113
Accidental death benefits			4,792
Disability – active lives			21,768
Disability – disabled lives			50,656
Miscellaneous reserves			51,000

Total – gross	1,745,685	2,679,261	34,10,581
Reinsurance ceded	-	-	153,139

Total – net	$1,745,685	$2,679,261	$3,257,442

Reconciliation of total life insurance reserves as of December 31, 2019 is as follows:

Life Annual Statement
Exhibit 5, life insurance section	$3,129,226
Exhibit 5, accidental death benefits section	4,792
Exhibit 5, disability – active lives section	21,768
Exhibit 5, disability – disabled lives section	50,656
Exhibit 5, miscellaneous reserves section	51,000

Total	$3,257,442

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

7. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Society as of, and for the years ended December 31, are as follows:

	Year Ended December 31
	2019	2018	2017
Premiums, deposits, and other considerations	$111,197	$142,925	$102,095

Reserves:
For accounts with assets at:
Market value	$871,513	$642,107
Total	$871,513	$642,107

	December 31
	2019	2018
Reserves for nonguaranteed separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At market value	$871,398	$642,008
Not subject to discretionary withdrawal	115	99
Total separate account reserves	$871,513	$642,107

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

7. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31
	2019	2018	2017
Transfers as reported in the summary of operations of the separate account statement:
Transfers to separate accounts	$111,197	$142,926	$102,095
Transfers from separate accounts	55,327	30,064	14,443
Net transfers to separate accounts	55,870	112,862	87,652

Reconciling adjustments:
Charges for investment management, etc.	(169)	(84)	(160)
Transfers as reported in the statements of operations herein	$55,701	$112,778	$87,492

Some separate account liabilities are guaranteed by the general account. As of December 31, 2019 and 2018, the general account of the Society had a maximum guarantee for separate account liabilities of $525 and $401, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $8,027, $6,957, and $5,207 to the general account in 2019, 2018, and 2017 respectively. As of December 31, 2019, 2018, and 2017, the general account of the Society had paid $451, $581, and $491 respectively, toward separate account guarantees.

8. Surplus

The Society is required to maintain minimum surplus levels established by the Illinois Department of Insurance. The Society is also subject to risk-based capital (RBC) requirements promulgated by the NAIC and adopted by the Illinois Department of Insurance. The RBC standards establish uniform minimum capital requirements for insurance companies. The RBC formula applies various weighting factors to financial balances or various levels of activities based on the perceived degree of risk. As of December 31, 2019, the Society’s surplus exceeded the minimum levels required by the Illinois Department of Insurance and RBC standards.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans

The Society has noncontributory defined-benefit pension plans providing benefits for substantially all employees and full-time fieldworkers who have completed one year of continuous service. The benefits are generally based on years of service and the employee’s compensation during employment. The Society’s funding method is the level dollar entry age normal method. The employees’ retirement plan (the Plan) includes a medical benefit component in addition to the normal retirement benefits to fund a portion of the postretirement obligations for retirees and their beneficiaries in accordance with Section 401(h) of the Internal Revenue Code (IRC). A separate account has been established and maintained in the Plan for net assets related to the medical benefit component (401(h) account). In accordance with IRC Section 401(h), the Plan’s investments in the 401(h) account may not be used for, or directed to, any purpose other than providing health benefits for retirees and their beneficiaries. The related obligations for health benefits are not included in this Plan’s obligations. Pension expense for 2019, 2018, and 2017 was $12,384, $18,781 and $19,979, respectively, including $4,092, $9,161 and $7,866, respectively, related to the medical benefit plans.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

A summary of assets, obligations, and assumptions of the pension and other postretirement benefit plans are as follows, with the Society using a December 31 measurement date:

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2019	2018	2019	2018
Change in benefit obligation
Benefit obligation at beginning of year	$595,469	$627,556	$83,287	$126,374
Service cost	14,361	17,693	2,780	4,447
Interest cost	26,786	24,283	3,971	5,374
Actuarial loss (gain)	104,889	(54,446)	20,022	(50,011)
Benefits paid	(23,826)	(19,617)	(2,041)	(2,897)
Benefit obligation at end of year	$717,679	$595,469	$108,019	$83,287
Change in plan assets
Fair value of plan assets at beginning of year	$490,028	$505,135	$86,811	$88,596
Actual return on plan assets	110,093	(10,787)	23,447	(3,593)
Employer contributions	17,596	15,298	2,810	4,705
Benefits paid	(23,826)	(19,618)	(2,041)	(2,897)
Fair value of plan assets at end of year	$593,891	$490,028	$111,027	$86,811

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

		Pension Benefits Other Postretirement Benefits
	Dec-31		Dec-31
	2019	2018	2019	2018
Funded status
Overfunded – nonadmitted
assets:
Prepaid benefit costs	$54,366	$50,258	$6,219	$7,710
Over/(under) funded plan assets	(54,366)	(50,258)	4,042	(1,499)
Total nonadmitted assets	-	-	10,261	9,209
Underfunded – liabilities:
Accrued benefit costs	$58,611	$58,018	$3,397	$2,926
Liability for pension benefits	65,177	47,423	3,856	2,757
Total Liabilities	123,788	105,441	7,253	5,683
Total liabilities recognized	$123,788	$105,441	$7,253	$5,435
Total liabilities unrecognized	$-	$-	$-	$248

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$638,345	$534,982	$108,019	$83,287

Weighted-average assumptions used to determine projected benefit obligation as of December 31
Weighted-average discount rate	3.50%	4.55%	3.55%	4.60%
Rate of compensation increase	5.00%	5.00%	N/A	N/A

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Weighted-average assumptions used to determine net periodic benefit cost as of December 31
Weighted-average discount rate	4.55%	3.85%	4.50%	4.60%	3.90%	4.70%
Expected long-term rate of return on plan assets	6.75	6.75	6.75	6.75	6.75	6.75
Rate of compensation increase	5.00	5.00	5.00	N/A	N/A	N/A

Components of net periodic benefit cost
Service cost	$14,361	$17,693	$15,738	$2,780	$4,447	$3,298
Interest cost	26,786	24,283	24,777	3,971	5,374	4,931
Expected return on plan assets	(32,585)	(33,811)	(29,425)	(5,837)	(5,961)	(4,790)
Amortization of prior service cost	1,536	1,536	1,536	4,033	4,033	4,033
Net actuarial gain/loss	3,983	6,198	4,962	(174)	2,022	1,037
Net periodic benefit cost	$14,081	$15,899	$17,588	$4,773	$9,915	$8,509

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2019	2018	2019	2018
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost-prior year	$97,681	$115,263	$1,261	$47,773
Net prior service cost or credit recognized	(1,536)	(1,536)	(4,033)	(4,033)
Net gain and loss arising during the period	27,381	(9,848)	2,412	(40,457)
Net gain and loss recognized	(3,983)	(6,198)	174	(2,022)
Items not yet recognized as a component of net periodic cost- current year	$119,543	$97,681	$(186)	$1,261
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost
Net prior service cost or credit	$1,536	$1,536	$4,033	$4,033
Net recognized gains and losses	5,269	3,295	(109)	(484)
Amounts in unassigned funds (surplus) that have not been recognized as components of net periodic benefit cost
Net prior service cost or credit	$3,791	$5,327	$12,099	$16,132
Net recognized gains and losses	115,752	92,354	(12,285)	(14,873)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The pension benefits disclosure combines the employees’ retirement plan and supplemental executive retirement plan values. At December 31, 2019, the projected benefit obligation of $639,998 exceeded the fair value of plan assets for the employees’ retirement plan of $593,891. For the supplemental executive retirement plan, the projected benefit obligation of $77,681 exceeded the fair value of plan assets of $0 at December 31, 2019.

The other postretirement benefits disclosure combines the medical benefit plan and postretirement life insurance plan values. At December 31, 2019, the fair value of plan assets for the medical benefit plan of $111,027 exceed the projected benefit obligation of $100,766. For the postretirement life insurance plan, the projected benefit obligation of $7,253 exceeded the fair value of plan assets of $0 at December 31, 2019.

The accumulated benefit obligation for all defined-benefit plans was $638,345 and $534,982 at December 31, 2019 and 2018, respectively. The defined-benefit plans include the employees’ retirement plan and the supplemental executive retirement plan. At December 31, 2019, the fair value of plan assets of $593,891 exceeded the accumulated benefit obligation of the employees’ retirement plan of $567,411. For the supplemental executive retirement plan, the accumulated benefit obligation of $70,934 exceeded the fair value of plan assets of $0 at December 31, 2019.

For measurement purposes, a 5.0% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2019. The rate was assumed to decrease gradually to 4.5% for 2026 and remain at that level thereafter.

A one percentage point change in assumed healthcare cost trend rates would have the following effects:

	One Percentage Point Increase	One Percentage Point Decrease

Effect on total of service and interest cost components	$1,888	$(1,368)
Effect on accumulated postretirement benefit obligation	20,614	(15,705)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The following table discloses the transition liability recognized during 2019 and 2018 due to the adoption of SSAP No 92 Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92) and also the amount of unrecognized transition liability:

	Other Postretirement Benefits
	December 31
	2019	2018
Unrecognized transition liability – beginning of year	$248	$900
Minimum transition liability recognized	248	368
Net actuarial gain (loss)	(1,370)	284
Unrecognized transition liability – end of year	$-	$248

Pension Plan Assets

Pension plan weighted-average asset allocations at December 31, 2019 and 2018, by asset category, are as follows:

	Retirement Plan
	Assets at December 31
	2019	2018
Asset category
Equity	51.4%	47.4%
Fixed income (Non-LDI)	17.9	25.8
Fixed income (LDI)	21.4	18.0
Alternative investments	8.8	7.5
Cash	0.5	1.3
	100%	100%

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	401(h) Plan Assets
	at December 31
	2019	2018
Asset category
Equity	99%	100%
Short-term Investments	1%	0%

The Society’s long-range asset allocation model for the defined benefit retirement plan is 45% equities, 24% fixed income, 20% liability driven investments (LDI), 10% alternative investments, and 1% short-term investments as of December 31, 2019. The objective of the Plan is to meet commitments to employees at a reasonable cost to the Society. This is primarily accomplished through the growth of capital and safety of funds invested. The Plan will therefore be actively invested to achieve real growth of capital over inflation through appreciation of securities held and through the accumulation and reinvestment of dividend and interest income.

Asset allocations and investment performance are formally reviewed annually by the Board of Directors. The Retirement Plan Portfolio Manager continually monitors the portfolio and makes recommendations regarding asset allocation and portfolio rebalancing.

At December 31, 2019, the Society utilized an expected long-term return of 6.75% on pension fund assets. The estimated rate of return is reviewed annually and is based on many factors including the expected forecast for inflation, risk premiums for each asset class, as well as current and future financial market conditions. Forecasting of asset and liability growth is performed annually.

The expected benefit payments to be paid in the next 10 years ending December 31 are outlined below:

Years ending December 31:
2020	$20,976
2021	22,512
2022	23,956
2023	25,514
2024	26,937
2025–2029	153,147

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The valuation techniques used to measure fair value of plan assets at December 31, 2019 and 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. Refer to Note 4 for methods and assumptions used to estimate the fair value of plan assets. There were no transfers between levels in the limited partnerships and hedge funds during 2019 and 2018. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

	Assets at Fair Value as of December 31, 2019*
	Level 1	Level 2	Level 3	Total
Bonds:
Government	$–	$2,308	$–	$2,308
States and political subdivisions	–	31,823	–	31,823
Corporate	11,235	23,994	–	35,229
Residential mortgage-backed	–	2,590	–	2,590
Commercial mortgage-backed	–	2,205	–	2,205
Common stock:
Utilities	5,706	–	–	5,706
Banks, trust, and insurance	26,531	–	–	26,531
Industrial	102,077	–	–	102,077
Mutual funds:
Stock – Broad market growth	38,222	–	–	38,222
Stock – Large-cap growth	14,201	–	–	14,201
Stock – Mid-cap blend	7,158	–	–	7,158
Stock – Small-cap blend	14,710	–	–	14,710
Stock – Small-cap value	10,474	–	–	10,474
Common collective trust	–	175,203	–	175,203
Limited partnerships and hedge funds	–	77,857	44,211	122,068
Short-term investments	2,698	–	–	2,698
Assets held in 401(h) account:
Mutual funds:
Stock – Large-cap blend	33,742	–	–	33,742
Stock – Large-cap growth	16,388	–	–	16,388
Stock – Large-cap value	10,972	–	–	10,972
Stock – Small-cap blend	10,836	–	–	10,836
Balanced	37,946	–	–	37,946
Short-term investments	1,360	–	–	1,360
Total	$344,256	$315,980	$44,211	$704,447

* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

	Assets at Fair Value as of December 31, 2018*
	Level 1	Level 2	Level 3	Total
Bonds:
Government	$–	$3,097	$–	$3,097
States and political subdivisions	–	35,597	–	35,597
Corporate	16,245	27,358	–	43,603
Residential mortgage-backed	–	3,029	–	3,029
Commercial mortgage-backed	–	2,145	–	2,145
Common stock:
Utilities	4,167	–	–	4,167
Banks, trust, and insurance	20,893	–	–	20,893
Industrial	74,300	–	–	74,300
Mutual funds:
Stock – Broad market growth	30,730	–	–	30,730
Stock – Large-cap growth	9,676	–	–	9,676
Stock – Mid-cap blend	5,667	–	–	5,667
Stock – Small-cap blend	11,987	–	–	11,987
Stock – Small-cap value	8,497	–	–	8,497
Common collective trust	–	121,866	–	121,866
Limited partnerships and hedge funds	–	71,809	34,500	106,309
Short-term investments	6,259	–	–	6,259
Assets held in 401(h) account:
Mutual funds:
Stock – Large-cap blend	26,386	–	–	26,386
Stock – Large-cap growth	12,175	–	–	12,175
Stock – Large-cap value	8,495	–	–	8,495
Stock – Small-cap blend	8,507	–	–	8,507
Balanced	32,093	–	–	32,093
Short-term investments	16	–	–	16
Total	$276,093	$264,901	$34,500	$575,494

* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Employee Benefit Plans (continued)

The Society expects total contributions to the qualified defined benefit pension plan of approximately $12,500 in 2020.

The Society also has a defined-contribution 401(k) plan covering substantially all employees and full-time fieldworkers who have completed one year of continuous service. Participants may contribute up to 15% of their annual compensation to the plan, and the Society contributes an amount equal to 50% of each participant’s contribution for the first 6% of the participant’s compensation contributed. Total contributions to the plan by the Society, net of forfeitures, for 2019, 2018, and 2017 were $2,291, $2,386, and $2,408, respectively.

The Society sponsors a retiree healthcare benefit plan that provides a prescription drug benefit that is at least actuarially equivalent to Medicare Part D. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) includes features concerning Medicare Part D that affect the measurement of the accumulated postretirement benefit obligation and net periodic postretirement cost for this plan. The Society’s gross benefit payments for 2019 were $1,831, including the prescription drug benefit, and estimated payments for 2020 are $1,923. Effective January 1, 2019, Medicare eligible retirees were moved to a Part D drug plan. As a result, the Society’s subsidy related to the Act was no longer applicable and had no effect on the Society’s net postretirement benefit costs.

The Society pays substantially all administrative and operating expenses of its employee benefit plans.

10. Contingencies

Various lawsuits arise in the ordinary course of the Society’s business. While contingent liabilities arising from litigation and other matters are not generally considered material in relation to the financial position of the Society, the Society remains among named defendants in an adversary proceeding attached to the bankruptcy case involving Lehman Brothers and its subsidiaries relating to credit derivative transactions that were previously held in the Society’s investment portfolio. At this time, the Society is not able to determine the likelihood or magnitude of any loss related to this case.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Subsequent Events

The outbreak of the novel corona virus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Society performance and financial results.

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 24, 2020, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in any adjustment of the financial statements themselves (Type II). As of April 24, 2020, the Society has not identified any Type I or Type II subsequent events.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)(1)   Financial Statements

All required financial statements are included in Part B.

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)   Exhibits

(1)		Certified resolution of the board of directors of Modern Woodmen of America (the “Society”) establishing Modern Woodmen of America Variable Annuity Account (the “Account”).(1)

(2)		Not Applicable.

(3)		Distribution Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(1)

	(a)	First Amendment to Distribution Agreement.(6)

	(b)	Second Amendment to Distribution Agreement.(15)

	(c)	Paymaster Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(15)

	(d)	Expense Sharing Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(15)

(4)	(a)	Certificate Form.(2)

	(b)	Variable Supplemental Contract.(2)

	(c)	Endorsement to Certificate Form.(10)

	(d)	Amended Certificate Form.(10)

	(e)	Endorsement to Certificate Form.(18)

(5)	(a)	Certificate Application.(2)

	(b)	Suitability Supplement.(7)

(6)	(a)	Articles of Incorporation of the Society.(1)

	(b)	By-Laws of the Society (included in exhibit 6(a) hereto).(1)

	(c)	Revised By-Laws and Articles of Incorporation.(12)

(7)		Not Applicable.

(8)	(a)	Participation Agreement relating to American Century Investments.(2)

(1) Amendment to Participation Agreement.(6)

(2) Amendment No. 1 to Shareholder Services Agreement.(6)

	(3)	Amendment No. 2 to Shareholder Services Agreement.(6)

	(4)	Novation Agreement relating to American Century Investment Services, Inc.(6)

(b)	Participation Agreement relating to Dreyfus Funds.(3)

	(1)	Supplemental Agreement.(5)

	(2)	Amendment to Fund Participation Agreement.(5)

(c)	Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(2)

	(1)	Amended Participation Agreement.(5)

(d)	Participation Agreement relating to Fidelity® Variable Insurance Products Funds.(2)

	(1)	Amendment to Participation Agreement.(6)

	(2)	Amendment to Amended and Restated Participation Agreement.(15)

(e)	Participation Agreement relating to JPMorgan Insurance Trust .(11)

(f)	Administrative Services Agreement and Participation Agreement relating to Summit Pinnacle Series.(2)

	(1)	Consent to Assignment of Participation Agreement.(11)

	(2)	Fund Participation Agreement relating to Calvert Variable Products, Inc.(14)

	(3)	Consent to Assignment of Administrative Services Agreement.(15)

	(4)	Administrative Services Agreement relating to Calvert Variable Products, Inc.(15)

(g)	Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc.(3)

	(1)	Amendment to Participation Agreement.(11)

	(2)	Second Amendment to Participation Agreement.(12)

(h)	Participation Agreement relating to Federated Insurance Series Fund.(8)

	(1)	Notices Amendment to Fund Participation Agreement.(17)

(i)	Participation Agreement relating to American Funds Insurance Series.(12)

	(1)	Business Agreement.(12)

	(2)	Amendment No. 1 to Fund Participation and Service Agreement.(19)

(j)	Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust.(19)

	(1)	Participation Agreement Addendum.(19)

	(k)	(1)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(5)

		(2)	American Century Shareholder Information Agreement (Rule 22c-2).(5)

		(3)	Fidelity® Shareholder Information Agreement (Rule 22c-2).(5)

		(4)	Summit Shareholder Information Agreement (Rule 22c-2).(5)

		(5)	American Funds Shareholder Information Agreement (Rule 22c-2).(12)

		(6)	Franklin Templeton Shareholder Information Agreement (Rule 22c-2).(19)

(9)		Opinion and Consent of Lester L. Bohnert, Esquire.(19)

(10)	(a)	Consent of Eversheds Sutherland (US) LLP.(19)

	(b)	Consent of Ernst & Young LLP.(19)

	(c)	Consent of Michael S. Andrews, Chief Actuary.(19)

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Schedule for Computation of Performance Data.(2)

(14)	(a)	Powers of Attorney.(18)

(15)		Master Service Agreement By And Between se2, inc. and Modern Woodmen of America.(9)

		(1)	Amendment No. 1 to Master Services Agreement.(11)

		(2)	Amendment No. 2 to Master Services Agreement.(14)

		(3)	Amendment No. 3 to Master Services Agreement.(13)

		(4)	Amendment No. 1 to Statement of Work No. 1.(13)

		(5)	Amendment No. 1 to Statement of Work No. 2.(13)

		(6)	Amendment No. 2 to Statement of Work No. 2.(14)

(1)	Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 6 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2006.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 30, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2010.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2011.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2012.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2013.

(10)

Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2014.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 22, 2014.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 16, 2015.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2016.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2017.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 20, 2018.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 22, 2019.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 24, 2020.

(18)

Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on November 23, 2020.

(19)	Filed herein.

Item 25. Directors and Officers of the Society*

Name	Title
W. Kenny Massey	President and Director
Jerald J. Lyphout	National Secretary and Director
Lester L. Bohnert	General Counsel and Director
Brett M. Van	Chief Investment Officer and Treasurer and Director
David B. Emrick	Director
Lori A. Newberg	Director
Joseph A. Sztapka	Director
James E. Temperley	Director
Sam H. Kupresin	Director
Jill Lain Weaver	Chief Fraternal Officer
Jeffrey N. Sowards	Chief Distribution and Marketing Officer
Michael S. Andrews	Chief Actuary
Steven J. Ollenburg	Chief Risk Officer
Daniel G. DePuydt	Chief Human Resources Officer
Darwin D. Larrison, Sr.	Chief Information Security Officer
Todd D. Swanson	Chief Accounting Officer

* Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

Item 27. Number of Certificate Holders

As of January 1, 2021 there were 16,587 Qualified Certificate Holders and 2,699 Non-Qualified Certificate Holders of Certificates funded by Modern Woodmen of America Variable Annuity Account.

Item 28. Indemnification

The Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)   MWA Financial Services, Inc. is the registrant’s principal underwriter.

(b)   Officers and Managers of MWA Financial Services, Inc.

Name and Principal Business Address*	Positions and Offices
Clint J. Pogemiller	Chairman and President
Jerald J. Lyphout	Secretary and Director
Todd D. Swanson	Treasurer
Amber Bowman	Compliance Manager
Dawn Jensen	Operations Manager
Neil T. Eigenbrod	Accounting Manager
Sarah J. Hyde	Marketing Manager

* The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
MWA Financial Services, Inc.	$10,224,348	NA	NA	$346,453*

* Includes Variable Product Distribution Fees and reimbursements for certain MWAFS expenses.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)  The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b)  The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either: (i) as part of any application to purchase a Certificate offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Society for a statement of additional information.

(c)  The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Society at the address or phone number listed in the prospectus.

(d)  The Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Modern Woodmen of America (the “Society”) represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Society.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rock Island, State of Illinois, on the 12th day of February, 2021.

MODERN WOODMEN OF AMERICA

By:	/s/ W. KENNY MASSEY

W. Kenny Massey

President

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

By:	/s/ W. KENNY MASSEY

W. Kenny Massey

President

Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

	Signature	Title	Date

	/s/ W. KENNY MASSEY	President and Director [Principal Executive Officer]	February 12, 2021
W. Kenny Massey

	/s/ JERALD J. LYPHOUT	National Secretary and Director [Principal Financial Officer and Principal Accounting Officer]	February 12, 2021
Jerald J. Lyphout

	/s/ LESTER L. BOHNERT	General Counsel and Director	February 12, 2021
Lester L. Bohnert

	/s/ BRETT M. VAN	Chief Investment Officer and Treasurer and Director	February 12, 2021
Brett M. Van

	*	Director	February 12, 2021
Lori A. Newberg

	*	Director	February 12, 2021
Joseph A. Sztapka

	*	Director	February 12, 2021
James E. Temperley

	*	Director	February 12, 2021
Sam H. Kupresin

*By:	/s/ LESTER L. BOHNERT
Attorney in Fact

Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(8)(i)(2)	Amendment No. 1 to Fund Participation and Service Agreement.

(8)(j)	Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust.

(8)(j)(1)	Participation Agreement Addendum.

(8)(k)(6)	Franklin Templeton Shareholder Information Agreement (Rule 22c-2).

(9)	Opinion and Consent of Lester L. Bohnert, Esquire.

(10)(a)	Consent of Eversheds Sutherland (US) LLP.

(10)(b)	Consent of Ernst & Young LLP.

(10)(c)	Consent of Michael S. Andrews, Chief Actuary.